AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 28, 2011
Securities Act of 1933 File No. 333-64981
Investment Company Act of 1940 File No. 811-09025

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. __
POST-EFFECTIVE AMENDMENT NO. 16

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 18

NEW COVENANT FUNDS
(Exact Name of Registrant as Specified in Charter)

200 East Twelfth Street
Jeffersonville, Indiana 47130
(Address of Principal Executive Offices)

1-877-835-4531
(Registrant’s Telephone Number)

Timothy P. Clark, President
New Covenant Funds
200 East Twelfth Street, Suite C
Jeffersonville, Indiana 47130
(Name and Address of Agent for Service)

Copies to
Patrick W.D. Turley, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C.  20006-2401

It is proposed that this filing will become effective:

☑	immediately upon filing pursuant to Paragraph (b)
☐	on (date) pursuant to Paragraph (b);
☐	60 days after filing pursuant to Paragraph (a) (1);
☐	on (date) pursuant to Paragraph (a) (2);
☐	75 days after filing pursuant to Paragraph (a) (2); or
☐	on (date) pursuant to Paragraph (a) (2) of Rule 485

Explanatory Note: This Post-Effective Amendment No. 16 to the Registration Statement of New Covenant Funds (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal year ended June 30, 2011, for the Trust’s series: New Covenant Growth Fund, New Covenant Income Fund, New Covenant Balanced Growth Fund and New Covenant Balanced Income Fund.

Funds with a Mission	PROSPECTUS OCTOBER 28, 2011 New Covenant Growth Fund (NCGFX) | New Covenant Income Fund (NCICX) New Covenant Balanced Growth Fund (NCBGX) | New Covenant Balanced Income Fund (NCBIX)

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The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus

new covenant growth fund

Investment Objective
The GROWTH FUND’s investment objective is long-term capital appreciation.  Dividend income, if any, will be incidental.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the GROWTH FUND.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases	None
Maximum Deferred Sales Load	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.87%
Other Expenses	0.11%
Total Annual Fund Operating Expenses(1)	0.98%
(1)	The expense information in this table has been restated to reflect the current fees and expenses of the GROWTH FUND.

Example. This Example is intended to help you compare the cost of investing in the GROWTH FUND with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year and the GROWTH FUND’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the above assumptions, your costs for the GROWTH FUND would be:

1 Year	3 Years	5 Years	10 Years
$100	$312	$542	$1,201

Portfolio Turnover.  The GROWTH FUND pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the GROWTH FUND’s performance.  During the most recent fiscal year, the GROWTH FUND’s portfolio turnover rate was 44% of the average value of its portfolio.

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new covenant growth fund

Principal Investment Strategies
Under normal market conditions, at least 80% of the GROWTH FUND’s net assets will be invested in a diversified portfolio of common stocks of companies that the GROWTH FUND’s portfolio managers believe have long-term growth potential.

The GROWTH FUND makes investment decisions consistent with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.).  The GROWTH FUND does not invest in those companies involved in the military and tobacco industries that are prohibited for investment in accordance with the policies that are set by the General Assembly of the Presbyterian Church (U.S.A.) as brought forth by the Mission Responsibility Through Investment Committee Guidelines.  The GROWTH FUND also does not invest in certain other companies that have derived 25% or more of the company’s revenues from alcohol, gambling and tobacco, and does not invest in certain companies in the weapons industry.

The GROWTH FUND invests in common stocks and other equity securities of companies of all sizes, domestic and foreign.  The GROWTH FUND generally invests in larger companies, although it may purchase securities of companies of any size, including small companies.  Up to 40% of the GROWTH FUND’s net assets may be invested in securities of foreign issuers in any country, including developed or emerging markets.  Foreign securities are selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions.

One Compass Advisors (the “Adviser”) seeks to enhance performance and reduce market risk by strategically allocating the GROWTH FUND’s assets among multiple sub-advisers.  The allocation is made based on the Adviser’s desire for balance among differing investment styles and philosophies offered by the sub-advisers.

On occasion, up to 20% of the GROWTH FUND’s net assets may be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, or in unrated equivalents that may be considered by a sub-adviser to be investment grade, or in commercial paper within the two highest rating categories of independent rating agencies.

The remainder of the GROWTH FUND’s assets may be held in cash or cash equivalents.

A sub-adviser may sell a security when it becomes substantially overvalued, is experiencing deteriorating fundamentals, or as a result of changes in portfolio strategy.  A security may also be sold and replaced with one that presents a better value.

Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the GROWTH FUND.  The following principal risks could affect the value of your investment:

-
Stock Market Risk—Prices of securities held by the GROWTH FUND may fall due to various conditions or circumstances that may be unpredictable.  The stock market may, from time to time, become subject to significant volatility which can increase the risks associated with an investment in the GROWTH FUND.

-
Social-Witness Principles Risk—The GROWTH FUND may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles.  This means that the GROWTH FUND may underperform other similar mutual funds that do not consider social-witness principles in their investing.

-
Small Company Risk—Small companies may have limited product lines, markets or financial resources.  Their securities may trade less frequently and in more limited volume than securities of larger, more established companies.  The prices of small company stocks tend to rise and fall in value more than other stocks.

-
Foreign Securities Risk—The performance of the GROWTH FUND’s investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates.  There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

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new covenant growth fund

-
Emerging Markets Risk—Emerging-market countries may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries.

-	Interest Rate Risk—The market value of bonds generally declines when interest rates rise. This risk is greater for bonds with longer maturities.
-	Credit Risk—An issuer of a fixed-income security may default on a security by failing to make interest or principal payments when due.

The GROWTH FUND may be appropriate for investors who are looking for capital appreciation as compared to current income; can accept the risks of investing in a portfolio of common stocks; can tolerate performance that can vary substantially from year to year; and have a long-term investment horizon.

Performance
The following performance information provides some indication of the risks of investing in the GROWTH FUND. The bar chart shows changes in the GROWTH FUND’s performance from year to year.  The table shows how the GROWTH FUND’s average annual returns for 1-, 5- and 10-year periods compare with those of broad measures of market performance.  The GROWTH FUND’s past performance, before and after taxes, is not necessarily an indication of how the GROWTH FUND will perform in the future.  Updated performance information is available on the GROWTH FUND’s website at www.NewCovenantFunds.com or by calling the GROWTH FUND toll-free at 877-835-4531.

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new covenant growth fund

Annual Total Returns – Calendar Year*

*The year-to-date total return for the GROWTH FUND as of September 30, 2011 was -12.00%.

During the ten-year period ending December 31, 2010:	Best Quarter	2nd Quarter, 2009	16.23%
	Worst Quarter	4th Quarter, 2008	-22.56%

Average Annual Total Returns as of December 31, 2010
	One Year	Five Years	Ten Years
Return Before Taxes	14.08%	1.19%	1.19%
Return After Taxes on Distributions	13.96%	0.81%	0.92%
Return After Taxes on Distributions and Sale of Fund Shares	9.30%	0.92%	0.92%
S & P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Blended 80% S & P 500 ® Index/20% MSCI ACWI ex U S Index (reflects no deduction for fees, expenses or taxes)	14.42%	2.96%	2.37%

The GROWTH FUND’s after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Please note that actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  Also note that after-tax returns shown are not relevant to investors who hold their GROWTH FUND shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management
Investment Adviser. One Compass Advisors is the GROWTH FUND’s investment adviser. Baillie Gifford Overseas Ltd. (“Baillie Gifford”), Brockhouse & Cooper International, Inc. (“Brockhouse”), Sound Shore Management, Inc. (“Sound Shore”), Sustainable Growth Advisers, LP (“SGA”) and TimesSquare Capital Management, LLC (“TimesSquare”) serve as the GROWTH FUND’s sub-advisers.

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new covenant growth fund

Portfolio Managers. The following individuals serve as the GROWTH FUND’s portfolio managers:

Portfolio Manager	Years of Service with the Fund	Primary Title
Baillie Gifford
Jonathan Bates	1	Investment Manager, Partner
Angus Franklin	1	Investment Manager
Elaine Morrison	1	Investment Manager, Partner
Gerald Smith	1	Chief Investment Officer, Partner
Andrew Strathdee	1	Investment Manager
Brockhouse
Anton Loukine	0*	Portfolio Manager
Sound Shore
Harry Burn, III, CFA	10	Chairman and Portfolio Manager
T. Gibbs Kane, Jr., CFA	10	President and Portfolio Manager
John P. DeGulis	10	Portfolio Manager
SGA
George P. Fraise	0 **	Principal and Portfolio Manager
Gordon M. Marchand	0 **	Principal and Portfolio Manager
Robert L. Rohn	0 **	Principal and Portfolio Manager
TimesSquare
Grant Babyak	2	CEO, Managing Director and Senior Portfolio Manager
Tony Rosenthal, CFA	2	Managing Director and Portfolio Manager
*	Brockhouse became a sub-adviser to the Growth Fund on December 17, 2010, and has not completed a full calendar year of service with the Fund.
**	SGA became a sub-adviser to the Growth Fund on October 19, 2011, and has not completed a full calendar year of service with the Fund.

Purchase and Sale of Growth Fund Shares
You may purchase, exchange (into another New Covenant Fund or into the Federated Treasury Obligations Fund) or redeem GROWTH FUND shares on any business day via mail (New Covenant Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by telephone at 877-835-4531 or through approved selling agents or brokers.  You may also purchase or redeem GROWTH FUND shares by wire transfer or exchange GROWTH FUND shares through account access online at www.NewCovenantFunds.com.  The minimum initial and subsequent investment amounts are shown below.

Minimum Investments	To Open Your Account	To Add to Your Account	Automatic Investment Plan
All Accounts	$500	$100	$50

Tax Information
The GROWTH FUND’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax-deferred vehicles such as 401(k) plans or IRAs may be taxed upon withdrawal of assets from those accounts or if you are a tax-exempt organization.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the GROWTH FUND through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the GROWTH FUND and/or the Adviser may pay the intermediary for the sale of the GROWTH FUND shares and/or related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the GROWTH FUND over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

new covenant income fund

Investment Objective
The INCOME FUND’s investment objective is a high level of current income with preservation of capital.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the INCOME FUND.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases	None
Maximum Deferred Sales Load	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Other Expenses	0.11%
Total Annual Fund Operating Expenses(1)	0.76%
(1)	The expense information in this table has been restated to reflect the current fees and expenses of the INCOME FUND.

Example.  This Example is intended to help you compare the cost of investing in the INCOME FUND with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year and the INCOME FUND’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the above assumptions, your costs for the INCOME FUND would be:

1 Year	3 Years	5 Years	10 Years
$78	$243	$422	$942

Portfolio Turnover.  The INCOME FUND pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the INCOME FUND’s performance.  During the most recent fiscal year, the INCOME FUND’s portfolio turnover rate was 39% of the average value of its portfolio.

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new covenant income fund

Principal Investment Strategies
Under normal market conditions, at least 80% of the INCOME FUND’s net assets will be invested in a diversified portfolio of bonds and other debt obligations of varying maturities.

The INCOME FUND makes investment decisions consistent with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.).  The INCOME FUND does not invest in those companies involved in the military and tobacco industries that are prohibited for investment in accordance with the policies that are set by the General Assembly of the Presbyterian Church (U.S.A.) as brought forth by the Mission Responsibility Through Investment Committee Guidelines.  The INCOME FUND also does not invest in certain other companies that have derived 25% or more of the company’s revenues from alcohol, gambling and tobacco, and does not invest in certain companies in the weapons industry.

The INCOME FUND invests in corporate bonds.  The INCOME FUND also invests in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association, which are supported by the full faith and credit of the U.S. Government, and the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”), which are supported by the right of the issuer to borrow from the U.S. Treasury.  The INCOME FUND may also invest in bonds of international corporations or foreign governments. In addition, the INCOME FUND invests in mortgage-backed and asset-backed securities.

At least 65% of the INCOME FUND’s net assets will be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, and the INCOME FUND will attempt to maintain an overall credit quality rating of AA or higher.  The INCOME FUND may invest in unrated equivalents that may be considered to be investment grade.  The INCOME FUND may invest up to 20% of its net assets in bonds that are rated below investment grade.

Up to 20% of the INCOME FUND’s net assets may be invested in commercial paper within the two highest rating categories of independent rating agencies.  The INCOME FUND may also invest up to 40% of its net assets in the fixed-income securities of foreign issuers in any country including developed or emerging markets.  Foreign securities are selected on an individual basis without regard to any defined allocation among countries or geographic regions.

The Adviser seeks to enhance performance and reduce market risk by strategically allocating the INCOME FUND’s assets among multiple sub-advisers.  The allocation is made based on the Adviser’s desire for balance among differing investment styles and philosophies offered by the sub-advisers.

The INCOME FUND’s average dollar-weighted maturity is expected to be approximately nine years.  The INCOME FUND may invest in securities of any maturity, but expects its average maturity to range from four years to twelve years and its average duration to be between three and six years.  Duration reflects the change in the value of a fixed-income security that will result from a 1% change in interest rates.  For example, a five year duration means a bond will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

Investments for the INCOME FUND, both foreign and domestic, are selected based on the following criteria:

-	the use of interest-rate and yield-curve analyses;
-	the use of credit analyses, which indicate a security’s rating and potential for appreciation; and
-	use of the above disciplines to invest in high-yield bonds and fixed-income securities issued by foreign and domestic governments and companies.

The remainder of the INCOME FUND’s assets may be held in cash or cash equivalents.

A sub-adviser may sell a security when it becomes substantially overvalued, is experiencing deteriorating fundamentals, or as a result of changes in portfolio strategy.  A security may also be sold and replaced with one that presents a better value.

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new covenant income fund

Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the INCOME FUND.  The following principal risks could affect the value of your investment:

-	Interest Rate Risk—The market value of bonds generally declines when interest rates rise. This risk is greater for bonds with longer maturities.
-
Call Risk—Call risk exists when an issuer may exercise its rights to pay principal on a bond earlier than scheduled.  This typically results when interest rates have declined, and the INCOME FUND will suffer from having to reinvest in lower-yielding bonds.

-	Credit Risk—An issuer of a fixed-income security may default on a security by failing to make interest or principal payments when due.
-
Prepayment Risk—Prepayment risk relates to mortgages being prepaid at a rate different than projected.  The INCOME FUND may then be forced to invest the proceeds from prepaid mortgage-backed securities at lower prevailing rates when interest rates are falling, or prevented from investing at higher rates if prepayments are slow when interest rates are rising.

-
Social-Witness Principles Risk—The INCOME FUND may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles. This means that the INCOME FUND may underperform other similar mutual funds that do not consider social-witness principles in their investing.

-
Foreign Securities Risk—The performance of the INCOME FUND’s investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates.  There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

-
Emerging Markets Risk—Emerging-market countries may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries.

-
Government Securities Risk—Certain securities issued by agencies and instrumentalities of the U.S. Government in which the INCOME FUND may invest are backed by the full faith and credit of the U.S. Government, but others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer’s right to borrow from the U.S.  Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S. Government in some other way.

-
Portfolio Turnover Risk—A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains.  This may subject a shareholder to a higher tax liability.  A high portfolio turnover rate also leads to higher transaction costs, which could negatively affect the INCOME FUND’s performance.

-
Below-Investment Grade Securities Risk—Below-investment grade securities (commonly referred to as “junk”) are considered speculative with respect to the issuer’ s capacity to pay interest and repay principal, and, therefore, have a higher risk of default or bankruptcy.  The market values of these securities may be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities.  In addition, lower-rated securities tend to be less marketable, and therefore less liquid, than higher-rated securities.

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new covenant income fund

-
Mortgage and Asset-Backed Securities Risk—The prices and yields of mortgage-related securities typically assume that the securities will be redeemed at a given time before maturity.  When interest rates fall substantially, these securities usually are redeemed early because the underlying mortgages are often prepaid.  The INCOME FUND would then have to reinvest the money at a lower rate. The principal risks of asset-backed securities are that on the underlying obligations, payments may be made more slowly, and rates of default may be higher than expected. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

The INCOME FUND may be appropriate for investors who prefer a bond fund that invests in both corporate and U.S. Government securities; desire income to complement a portfolio of more aggressive investments; can tolerate performance that may vary from year to year; and prefer a relatively conservative investment for income.

Performance
The following performance information provides some indication of the risks of investing in the INCOME FUND. The bar chart shows changes in the INCOME FUND’s performance from year to year.  The table shows how the INCOME FUND’s average annual returns for 1-, 5- and 10-year periods compare with those of a broad measure of market performance.  The INCOME FUND’s past performance, before and after taxes, is not necessarily an indication of how the INCOME FUND will perform in the future.  Updated performance information is available on the INCOME FUND’s website at www.NewCovenantFunds.com or by calling the INCOME FUND toll-free at 877-835-4531.

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new covenant income fund

Annual Total Returns – Calendar Year*

*The year-to-date total return for the INCOME FUND as of September 30, 2011 was 4.17%.

During the ten-year period ending December 31, 2010:	Best Quarter	3rd Quarter, 2009	6.19%
	Worst Quarter	3rd Quarter, 2008	-6.57%

Average Annual Total Returns as of December 31, 2010
	One Year	Five Years	Ten Years
Return Before Taxes	6. 37%	2.38%	3.82%
Return After Taxes on Distributions	5.13%	0.81%	2.13%
Return After Taxes on Distributions and Sale of Fund Shares	4. 12%	1.11%	2.27%
Barclays Capital Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6. 15%	5.81%	5.66%

The INCOME FUND’s after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Please note that actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  Also note that after-tax returns shown are not relevant to investors who hold their INCOME FUND shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management
Investment Adviser. One Compass Advisors is the INCOME FUND’s investment adviser.  Robert W. Baird & Co. Incorporated (“Baird”) and EARNEST Partners, LLC (“EARNEST”) serve as the INCOME FUND’s sub-advisers.

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new covenant income fund

Portfolio Managers. The following individuals serve as the INCOME FUND’s portfolio managers:

Portfolio Manager	Years of Service with the Fund	Primary Title
Baird
Mary Ellen Stanek, CFA	3	Managing Director and Chief Investment Officer
Gary A. Elfe, CFA	3	Managing Director and Senior Portfolio Manager
Charles B. Groeschell	3	Managing Director and Senior Portfolio Manager
Warren D. Pierson, CFA	3	Senior Vice President and Senior Portfolio Manager
Jay E. Schwister, CFA	3	Managing Director and Senior Portfolio Manager
Daniel A. Tranchita, CFA	3	Managing Director and Senior Portfolio Manager
EARNEST
Douglas S. Folk, CFA	3	Portfolio Manager

Purchase and Sale of Income Fund Shares

You may purchase, exchange (into another New Covenant Fund or into the Federated Treasury Obligations Fund) or redeem INCOME FUND shares on any business day via mail (New Covenant Income Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by telephone at 877-835-4531 or through approved selling agents or brokers.  You may also purchase or redeem INCOME FUND shares by wire transfer or exchange INCOME FUND shares through account access online at www.NewCovenantFunds.com.  The minimum initial and subsequent investment amounts are shown below.

Minimum Investments	To Open Your Account	To Add to Your Account	Automatic Investment Plan
All Accounts	$500	$100	$50

Tax Information
The INCOME FUND’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax-deferred vehicles such as 401(k) plans or IRAs may be taxed upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the INCOME FUND through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the INCOME FUND and/or the Adviser may pay the intermediary for the sale of INCOME FUND shares and/or related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the INCOME FUND over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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new covenant balanced growth fund

Investment Objective
THE BALANCED GROWTH FUND’s investment objective is to produce capital appreciation with less risk than would be present in a portfolio of only common stocks.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the BALANCED GROWTH FUND.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases	None
Maximum Deferred Sales Load	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Other Expenses	0.14%
Acquired Fund Fees and Expenses (“AFFE”)(1)	0.98%
Total Annual Fund Operating Expenses(2)	1.12%

(1)
The Total Annual Fund Operating Expenses for the BALANCED GROWTH FUND do not correlate to the “Ratio of expenses to average net assets, excluding waivers” provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the BALANCED GROWTH FUND and does not include AFFE.  AFFE are those expenses incurred indirectly by the BALANCED GROWTH FUND as a result of investments in shares of one or more investment companies (referred to as “Acquired Funds”).  With regard to the BALANCED GROWTH FUND, these expenses include the expenses of the underlying funds in which it invests, i.e., the GROWTH FUND and the INCOME FUND.

(2)	The expense information in this table has been restated to reflect the current fees and expenses of the BALANCED GROWTH FUND.

Example.  This Example is intended to help you compare the cost of investing in the BALANCED GROWTH FUND with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year and the BALANCED GROWTH FUND’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the above assumptions, your costs for the BALANCED GROWTH FUND would be:

1 Year	3 Years	5 Years	10 Years
$114	$356	$617	$1,363

Portfolio Turnover.  The BALANCED GROWTH FUND pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when BALANCED GROWTH FUND shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the BALANCED GROWTH FUND’s performance.  During the most recent fiscal year, the BALANCED GROWTH FUND’s portfolio turnover rate was 8% of the average value of its portfolio.

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new covenant balanced growth fund

Principal Investment Strategies
To pursue its objective, the BALANCED GROWTH FUND invests primarily in shares of the GROWTH FUND and the INCOME FUND, with a majority of its assets generally invested in shares of the GROWTH FUND.

Between 45% and 75% of the BALANCED GROWTH FUND’s net assets (with a “neutral” position of approximately 60% of the Fund’s net assets) are invested in shares of the GROWTH FUND, with the balance of its assets invested in shares of the INCOME FUND.

The BALANCED GROWTH FUND will periodically rebalance its investments in the GROWTH FUND and the INCOME FUND, within the limits described above.  In implementing this rebalancing strategy, past and anticipated future performance of both the GROWTH FUND and the INCOME FUND are taken into account.  The allocation of investments made in the GROWTH FUND and the INCOME FUND varies in response to market conditions, investment outlooks, and risk/reward characteristics of equity and fixed-income securities.  Because the BALANCED GROWTH FUND is a fund-of-funds, you will indirectly bear your proportionate share of any fees and expenses charged by the GROWTH FUND and the INCOME FUND.

The GROWTH FUND invests in common stocks and other equity securities of companies of all sizes, domestic and foreign. The GROWTH FUND generally invests in larger companies, although it may purchase securities of companies of any size, including small companies.  Up to 40% of the GROWTH FUND’s net assets may be invested in securities of foreign issuers in any country, including developed or emerging markets.  Foreign securities are selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions.

On occasion, up to 20% of the GROWTH FUND’s net assets may be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, or in unrated equivalents that may be considered by a sub-adviser to be investment grade, or in commercial paper within the two highest rating categories of independent rating agencies.  The remainder of the GROWTH FUND’s assets may be held in cash or cash equivalents.

The INCOME FUND invests in corporate bonds.  The INCOME FUND also invests in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association, which are supported by the full faith and credit of the U.S. Government, and the FNMA and the FHLMC, which are supported by the right of the issuer to borrow from the U.S. Treasury.  The INCOME FUND may also invest, to a lesser extent, in bonds of international corporations or foreign governments.  In addition, the INCOME FUND invests in mortgage-backed and asset-backed securities.  The INCOME FUND may also invest up to 20% of its net assets in commercial paper and up to 40% of its net assets in fixed-income securities of foreign issuers in any country, including developed or emerging markets.  The remainder of the INCOME FUND’s assets may be held in cash or cash equivalents.

At least 65% of the INCOME FUND’s net assets will be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, and the INCOME FUND will attempt to maintain an overall credit quality rating of AA or higher.  The INCOME FUND may invest in unrated equivalents that may be considered to be investment grade.  The INCOME FUND may invest up to 20% of its net assets in bonds that are rated below investment grade.

The GROWTH FUND and the INCOME FUND, in which the BALANCED GROWTH FUND invests, make investment decisions consistent with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.).  The GROWTH FUND and the INCOME FUND do not invest in those companies involved in the military and tobacco industries that are prohibited for investment in accordance with the policies that are set by the General Assembly of the Presbyterian Church (U.S.A.) as brought forth by the Mission Responsibility Through Investment Committee Guidelines.  The GROWTH FUND and the INCOME FUND also do not invest in certain other companies that have derived 25% or more of the company’s revenues from alcohol, gambling and tobacco, and do not invest in certain companies in the weapons industry.   The remainder of the BALANCED GROWTH FUND’s assets may be held in cash or cash equivalents.

Table of Contents - Prospectus

new covenant balanced growth fund

Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the BALANCED GROWTH FUND.  The following principal risks could affect the value of your investment:
-
Stock Market Risk—Prices of securities held by the GROWTH FUND in which the BALANCED GROWTH FUND invests may fall due to various conditions or circumstances that may be unpredictable. The stock market may, from time to time, become subject to significant volatility which can increase the risks associated with an investment in the BALANCED GROWTH FUND.

-
Social-Witness Principles Risk—The GROWTH FUND or INCOME FUND in which the BALANCED GROWTH FUND invests may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles.  This means that the BALANCED GROWTH FUND may underperform other similar mutual funds that do not consider social-witness principles in their investing.

-
Small Company Risk—Small companies may have limited product lines, markets or financial resources.  Their securities may trade less frequently and in more limited volume than securities of larger, more established companies.  The prices of small company stocks tend to rise and fall in value more than other stocks.

-
Foreign Securities Risk—The performance of the GROWTH FUND’s or INCOME FUND’s investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates.  There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

-
Emerging Markets Risk—Emerging-market countries may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries.

-	Interest Rate Risk—The market value of bonds generally declines when interest rates rise. This risk is greater for bonds with longer maturities.
-	Credit Risk—An issuer of a fixed-income security may default on a security by failing to make interest or principal payments when due.
-
Call Risk—Call risk exists when an issuer may exercise its rights to pay principal on a bond earlier than scheduled.  This typically results when interest rates have declined, and the GROWTH FUND or INCOME FUND will suffer from having to reinvest in lower-yielding bonds.

-
Prepayment Risk—Prepayment risk relates to mortgages being prepaid at a rate different than projected.  The GROWTH FUND or INCOME FUND may then be forced to invest the proceeds from prepaid mortgage-backed securities at lower prevailing rates when interest rates are falling, or prevented from investing at higher rates if prepayments are slow when interest rates are rising.

-
Government Securities Risk—Certain securities issued by agencies and instrumentalities of the U.S. Government in which the GROWTH FUND or INCOME FUND may invest are backed by the full faith and credit of the U.S. Government, but others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer’s right to borrow from the U.S. Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S. Government in some other way.

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new covenant balanced growth fund

-
Rebalancing Risk—Rebalancing activities, while undertaken to maintain the BALANCED GROWTH FUND’s investment risk-to-reward ratio, may cause the BALANCED GROWTH FUND to underperform other funds with similar investment objectives.

-
Below-Investment Grade Securities Risk—Below investment grade securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal, and, therefore, have a higher risk of default or bankruptcy.  The market values of these securities may be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities.  In addition, lower-rated securities tend to be less marketable, and therefore less liquid, than higher-rated securities.

-
Mortgage and Asset-Backed Securities Risk—The prices and yields of mortgage-related securities typically assume that the securities will be redeemed at a given time before maturity.  When interest rates fall substantially, these securities usually are redeemed early because the underlying mortgages are often prepaid.  The INCOME FUND would then have to reinvest the money at a lower rate. The principal risks of asset-backed securities are that on the underlying obligations, payments may be made more slowly, and rates of default may be higher than expected. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

The BALANCED GROWTH FUND may be appropriate for investors who prefer a balanced investment program that allocates assets between growth and income portfolios, with an emphasis on growth; can tolerate the level of risk represented by the common stock portion of the portfolio allocation; can tolerate performance that will vary from year to year; and have a longer-term investment horizon.

Performance
The following performance information provides some indication of the risks of investing in the BALANCED GROWTH FUND.  The bar chart shows changes in the BALANCED GROWTH FUND’s performance from year to year.  The table shows how the BALANCED GROWTH FUND’s average annual returns for 1-, 5- and 10-year periods compare with those of broad measures of market performance.  The BALANCED GROWTH FUND’s past performance, before and after taxes, is not necessarily an indication of how the BALANCED GROWTH FUND will perform in the future.  Updated performance information is available on the BALANCED GROWTH FUND’s website at www.NewCovenantFunds.com or by calling the BALANCED GROWTH FUND toll-free at 877-835-4531.

Table of Contents - Prospectus

new covenant balanced growth fund

Annual Total Returns – Calendar Year*

*The year-to-date total return for the BALANCED GROWTH FUND as of September 30, 2011 was -6.12%.

During the ten-year period ending December 31, 2010:	Best Quarter	2nd Quarter, 2009	11.83%
	Worst Quarter	4th Quarter, 2008	-15.80%

Average Annual Total Returns as of December 31, 2010
	One Year	Five Years	Ten Years
Return Before Taxes	11. 19%	1.91%	2.59%
Return After Taxes on Distributions	10. 82%	1.19%	1.67%
Return After Taxes on Distributions and Sale of Fund Shares	7.32%	1.23%	1.71%
S & P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Barclays Capital Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6 .15%	5.81%	5.66%
Blended 60% S&P 500® Index / 40% Barclays Capital Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	11.94%	4.08%	3.46%

The BALANCED GROWTH FUND’s after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Please note that actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  Also note that after-tax returns shown are not relevant to investors who hold their BALANCED GROWTH FUND shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management
Investment Adviser. One Compass Advisors is the BALANCED GROWTH FUND’s investment adviser.

Portfolio Manager. Paul H. Stropkay, CFA, Senior Vice President and Chief Investment Officer of the Adviser, oversees the BALANCED GROWTH FUND’s allocations and rebalancings, as necessary.   Mr. Stropkay has served in this capacity for the BALANCED GROWTH FUND since August 2008.

Purchase and Sale of Balanced Growth Fund Shares
You may purchase, exchange (into another New Covenant Fund or into the Federated Treasury Obligations Fund) or redeem BALANCED GROWTH FUND shares on any business day via mail (New Covenant Balanced Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by telephone at 877-835-4531 or through approved selling agents or brokers.  You may also purchase or redeem BALANCED GROWTH FUND shares by wire transfer or exchange BALANCED GROWTH FUND shares through account access online at www.NewCovenantFunds.com.  The minimum initial and subsequent investment amounts are shown below.

Table of Contents - Prospectus

new covenant balanced growth fund

Minimum Investments	To Open Your Account	To Add to Your Account	Automatic Investment Plan
All Accounts	$500	$100	$50

Tax Information
The BALANCED GROWTH FUND’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax-deferred vehicles such as 401(k) plans or IRAs may be taxed upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the BALANCED GROWTH FUND through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the BALANCED GROWTH FUND and/or the Adviser may pay the intermediary for the sale of BALANCED GROWTH FUND shares and/or related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the BALANCED GROWTH FUND over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

new covenant balanced income fund

Investment Objective
The BALANCED INCOME FUND’s investment objective is to produce current income and long-term growth of capital.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the BALANCED INCOME FUND.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases	None
Maximum Deferred Sales Load	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Other Expenses	0.18%
Acquired Fund Fees and Expenses (“AFFE”)(1)	0.90%
Total Annual Fund Operating Expenses(2)	1.08%

(1)
The Total Annual Fund Operating Expenses for the BALANCED INCOME FUND do not correlate to the “Ratio of expenses to average net assets, excluding waivers” provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the BALANCED INCOME FUND and does not include AFFE.  AFFE are those expenses incurred indirectly by the Funds as a result of investments in shares of one or more investment companies (referred to as “Acquired Funds”).  With regard to the BALANCED INCOME FUND, these expenses include the expenses of the underlying funds in which it invests, i.e., the GROWTH FUND and the INCOME FUND.

(2)	The expense information in this table has been restated to reflect the current fees and expenses of the BALANCED INCOME FUND.

Example.  This Example is intended to help you compare the cost of investing in the BALANCED INCOME FUND with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year and the BALANCED INCOME FUND’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the above assumptions, your costs for the BALANCED INCOME FUND would be:

1 Year	3 Years	5 Years	10 Years
$110	$343	$595	$1,317

Portfolio Turnover.  The BALANCED INCOME FUND pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the BALANCED INCOME FUND’s performance.  During the most recent fiscal year, the BALANCED INCOME FUND’s portfolio turnover rate was 8% of the average value of its portfolio.

Table of Contents - Prospectus

new covenant balanced income fund

Principal Investment Strategies
To pursue its objective, the BALANCED INCOME FUND invests primarily in shares of the GROWTH FUND and the INCOME FUND, with a majority of its assets generally invested in shares of the INCOME FUND.

Between 50% and 75% of the BALANCED INCOME FUND’s net assets (with a “neutral” position of approximately 65%) are invested in shares of the INCOME FUND, with the balance of its net assets invested in shares of the GROWTH FUND.

The BALANCED INCOME FUND will periodically rebalance its investments in the GROWTH FUND and the INCOME FUND, within the limits described above.  In implementing this rebalancing strategy, past and anticipated future performance of both the GROWTH FUND and the INCOME FUND are taken into account.  The allocation of investments made in the GROWTH FUND and the INCOME FUND varies in response to market conditions, investment outlooks, and risk/reward characteristics of equity and fixed-income securities.  Because the BALANCED INCOME FUND is a fund-of-funds, you will indirectly bear your proportionate share of any fees and expenses charged by the GROWTH FUND and the INCOME FUND.

The INCOME FUND invests in corporate bonds.  The INCOME FUND also invests in securities issued or guaranteed by the U.S. Government or one of its agencies and instrumentalities, such as the Government National Mortgage Association, which are supported by the full faith and credit of the U.S. Government, and the FNMA and the FHLMC, which are supported by the right of the issuer to borrow from the U.S. Treasury.  The INCOME FUND may also invest, to a lesser extent, in bonds of international corporations or foreign governments.  In addition, the INCOME FUND invests in mortgage-backed and asset-backed securities.  The INCOME FUND may also invest up to 20% of its net assets in commercial paper and up to 40% of its net assets in fixed-income securities of foreign issuers in any country including developed or emerging markets.  The remainder of the INCOME FUND’s assets may be held in cash or cash equivalents.

At least 65% of the INCOME FUND’s net assets will be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, and the INCOME FUND will attempt to maintain an overall credit quality rating of AA or higher.  The INCOME FUND may invest in unrated equivalents that may be considered to be investment grade.  The INCOME FUND may invest up to 20% of its net assets in bonds that are rated below investment grade.

The GROWTH FUND invests in common stocks and other equity securities of companies of all sizes, domestic and foreign.  The GROWTH FUND generally invests in larger companies, although it may purchase securities of companies of any size, including small companies.  Up to 40% of the GROWTH FUND’s net assets may be invested in securities of foreign issuers in any country, including developed or emerging markets.  Foreign securities are selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions.

On occasion, up to 20% of the GROWTH FUND’s net assets may be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, or in unrated equivalents that may be considered by a sub-adviser to be investment grade, or in commercial paper within the two highest rating categories of independent rating agencies.  The remainder of the GROWTH FUND’s assets may be held in cash or cash equivalents.

The GROWTH FUND and the INCOME FUND, in which the BALANCED INCOME FUND invests, make investment decisions consistent with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.).  The GROWTH FUND and the INCOME FUND do not invest in those companies that are prohibited for investment in accordance with the policies that are set by the General Assembly of the Presbyterian Church (U.S.A.) as brought forth by the Mission Responsibility Through Investment Committee Guidelines.  The GROWTH FUND and the INCOME FUND also do not invest in certain other companies that have derived 25% or more of the company’s revenue from alcohol, gambling and tobacco, and do not invest in certain companies in the weapons industry.  The remainder of the BALANCED INCOME FUND’s assets may be held in cash or cash equivalents.

Table of Contents - Prospectus

new covenant balanced income fund

Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the BALANCED INCOME FUND.  The following principal risks could affect the value of your investment:
-	Interest Rate Risk — The market value of bonds generally declines when interest rates rise. This risk is greater for bonds with longer maturities.
-
Call Risk — Call risk exists when an issuer may exercise its rights to pay principal on a bond earlier than scheduled.  This typically results when interest rates have declined, and the INCOME FUND will suffer from having to reinvest in lower-yielding bonds.

-	Credit Risk — An issuer of a fixed-income security may default on a security by failing to make interest or principal payments when due.
-
Prepayment Risk — Prepayment risk relates to mortgages being prepaid at a rate different than projected.  The INCOME FUND may then be forced to invest the proceeds from prepaid mortgage-backed securities at lower prevailing rates when interest rates are falling, or prevented from investing at higher rates if prepayments are slow when interest rates are rising.

-
Social-Witness Principles Risk — The GROWTH FUND and the INCOME FUND may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles.  This means that the BALANCED INCOME FUND may underperform other similar mutual funds that do not consider social-witness principles in their investing.

-
Foreign Securities Risk — The performance of the GROWTH FUND’s and the INCOME FUND’s investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates.  There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

-
Emerging Markets Risk — Emerging-market countries may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries.

-
Stock Market Risk — Prices of securities held by the GROWTH FUND and the INCOME FUND may fall due to various conditions or circumstances that may be unpredictable. The stock market may, from time to time, become subject to significant volatility which can increase the risks associated with an investment in the BALANCED INCOME FUND.

-
Small Company Risk — Small companies may have limited product lines, markets or financial resources.  Their securities may trade less frequently and in more limited volume than securities of larger, more established companies.  The prices of small company stocks tend to rise and fall in value more than other stocks.

-
Government Securities Risk — Certain securities issued by agencies and instrumentalities of the U.S. Government in which the GROWTH FUND and the INCOME FUND may invest are backed by the full faith and credit of the U.S. Government, but others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer’s right to borrow from the U.S. Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S. Government in some other way.

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new covenant balanced income fund

-
Rebalancing Risk — Rebalancing activities, while undertaken to maintain the BALANCED INCOME FUND’s investment risk-to-reward ratio, may cause the BALANCED INCOME FUND to underperform other funds with similar investment objectives.

-
Below-Investment Grade Securities Risk — Below-investment grade securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal, and, therefore, have a higher risk of default or bankruptcy.  The market values of these securities may be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities.  In addition, lower-rated securities tend to be less marketable, and therefore less liquid, than higher-rated securities.

-
Mortgage and Asset-Backed Securities Risk—The prices and yields of mortgage-related securities typically assume that the securities will be redeemed at a given time before maturity.  When interest rates fall substantially, these securities usually are redeemed early because the underlying mortgages are often prepaid.  The INCOME FUND would then have to reinvest the money at a lower rate. The principal risks of asset-backed securities are that on the underlying obligations, payments may be made more slowly, and rates of default may be higher than expected. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

The BALANCED INCOME FUND may be appropriate for investors who prefer a balanced investment program that allocates assets between growth and income portfolios, with an emphasis on income; prefer that half or more of the portfolio be income-producing securities; can tolerate performance that will vary from year to year; and have a longer-term investment horizon.

Performance
The following performance information provides some indication of the risks of investing in the BALANCED INCOME FUND.  The bar chart shows changes in the BALANCED INCOME FUND’s performance from year to year.  The table shows how the BALANCED INCOME FUND’s average annual returns for 1-, 5- and 10-year periods compare with those of broad measures of market performance.  The BALANCED INCOME FUND’S past performance, before and after taxes, is not necessarily an indication of how the BALANCED INCOME FUND will perform in the future.  Updated performance information is available on the BALANCED INCOME FUND’s website at www.NewCovenantFunds.com or by calling the BALANCED INCOME FUND toll-free at 877-835-4531.

Table of Contents - Prospectus

new covenant balanced income fund

Annual Total Returns – Calendar Year*

*The year-to-date total return for the BALANCED INCOME FUND as of September 30, 2011 was -2.23%.

During the ten-year period ending December 31, 2010:	Best Quarter	2nd Quarter, 2009	9.08%
	Worst Quarter	4th Quarter, 2008	-11.54%

Average Annual Total Returns as of December 31, 2010
	One Year	Five Years	Ten Years
Return Before Taxes	9.02%	2.11%	3.16%
Return After Taxes on Distributions	8. 31%	1.13%	1.99%
Return After Taxes on Distributions and Sale of Fund Shares	5 .90%	1.23%	2.03%
S & P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Barclays Capital Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.15%	5.81%	5.66%
Blended 35% S&P 500® / 65% Barclays Capital Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	9. 68%	4.94%	4.50%

The BALANCED INCOME FUND’s after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Please note that actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  Also note that after-tax returns shown are not relevant to investors who hold their BALANCED INCOME FUND shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management
Investment Adviser. One Compass Advisors is the BALANCED INCOME FUND’s investment adviser.

Portfolio Manager. Paul H. Stropkay, CFA, Senior Vice President and Chief Investment Officer of the Adviser, oversees the BALANCED INCOME FUND’s allocations and rebalancings, as necessary.   Mr. Stropkay has served in this capacity since August 2008.

Purchase and Sale of Balanced Income Fund Shares
You may purchase, exchange (into another New Covenant Fund or into the Federated Treasury Obligations Fund) or redeem BALANCED INCOME FUND shares on any business day via mail (New Covenant Balanced Income Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by telephone at 877-835-4531 or through approved selling agents or brokers.  You may also purchase or redeem BALANCED INCOME FUND shares by wire transfer or exchange BALANCED INCOME FUND shares through account access online at www.NewCovenantFunds.com.  The minimum initial and subsequent investment amounts are shown below.

Table of Contents - Prospectus

new covenant balanced income fund

Minimum Investments	To Open Your Account	To Add to Your Account	Automatic Investment Plan
All Accounts	$500	$100	$50

Tax Information
The BALANCED INCOME FUND’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax-deferred vehicles such as 401(k) plans or IRAs may be taxed upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the BALANCED INCOME FUND through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the BALANCED INCOME FUND and/or the Adviser may pay the intermediary for the sale of Fund shares and/or related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the BALANCED INCOME FUND over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

principal strategies, other policies and risks

New Covenant Funds (the “Trust”) has been organized with participation from the Presbyterian Church (U.S.A.) Foundation (the “Foundation”) to facilitate responsible financial management of the investment and endowment assets of the Presbyterian Church (U.S.A.) and of charitable organizations that are part of or associated with the Presbyterian Church (U.S.A.).  The Foundation is a charitable, religious organization that supports the mission of the Presbyterian Church (U.S.A.).  The Trust may also serve the investment needs of certain other charitable or religious organizations, including organizations that are part of a religious denomination with which the Presbyterian Church (U.S.A.) has a relationship.  The Trust also may provide an appropriate investment for other ecumenical and charitable organizations.  Shares of the Trust’s four separate investment portfolios (each a “Fund,” together, the “Funds”) may also be purchased by individual investors in addition to religious or charitable organizations, including members of the Presbyterian Church (U.S.A.).

Each of the Funds has the common investment strategy of making investments consistent with social-witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.).  These principles may evolve over time and currently include, among others, certain limitations on investments in military contractors and tobacco companies.  The GROWTH FUND and INCOME FUND may also limit investments in distillers of alcoholic beverages, gambling companies, manufacturers of gambling equipment and manufacturers of firearms and certain companies that do not include human rights as part of their business model.  The GROWTH FUND and INCOME FUND may choose to sell otherwise profitable investments in companies which have been identified as being in conflict with the established social-witness principles of the Presbyterian Church (U.S.A.).  Beyond these principles, each Fund pursues a different investment objective and strategies.  You should carefully consider the objective and strategies of a Fund before deciding to invest.  Additional information regarding the process that is followed for determining permissible investments for the GROWTH FUND and INCOME FUND that are consistent with the social-witness principles of the General Assembly of the Presbyterian Church (U.S.A.) is included in the Statement of Additional Information (“SAI”) under the section “Description of Investments and Risks.”

The GROWTH FUND and the INCOME FUND have a number of non-fundamental policies and procedures intended to reduce the risks borne by their investors.  These policies and procedures may also reduce the risks borne by investors in the BALANCED FUNDS because they invest exclusively in shares of the GROWTH FUND and the INCOME FUND.  However, there is no guarantee that any policy, procedure or strategy will be successful and an investor in a Fund may still lose money.

-
Each Fund invests principally in U.S. issuers, but also may invest in geographically diverse foreign and international companies.  This policy may reduce the effect on the Fund of adverse events affecting particular nations or regions.  If a Fund holds a position in securities priced in non-U.S. currency, it may engage in hedging transactions to reduce currency risk.

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A Fund may take a temporary defensive position when adverse market conditions exist.  This may prevent the Fund from achieving its investment objective because such a temporary position may be inconsistent with the Fund’s customary strategies.  For example, the GROWTH FUND may increase its bond and cash equivalent holdings and the INCOME FUND may increase its cash equivalent holdings.

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Within the GROWTH FUND and the INCOME FUND, each sub-adviser pursues the Fund’s objective through its own investment strategy.  Since any investment strategy has its strengths and weaknesses, depending on market conditions, the use of multiple strategies is intended to reduce the effect of changing market conditions on Fund performance.

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principal strategies, other policies and risks

Each Fund’s investment objective is fundamental, which means that it may not be changed without a shareholder vote.  All investment policies of each Fund that are not specifically identified as fundamental may be changed by the Board of Trustees without approval of Fund shareholders.  Each of the Fund’s portfolio securities and investment practices offers certain opportunities and carries various risks.  Principal investment strategies and risk factors are summarized in the front of the Prospectus.  Below are brief descriptions of principal strategies, as well as other securities and practices, along with their risks, which apply to the GROWTH FUND and the INCOME FUND.

Investment Techniques: To a limited extent, the GROWTH FUND and the INCOME FUND may engage in securities lending arrangements, repurchase agreement transactions, and may hold certain derivative securities, principally put and call options, for hedging purposes.  The Funds pursue these activities to reduce volatility, lower costs, and to seek to marginally increase their investment returns, but these activities also may increase a Fund’s risks, as noted below.

•	Put and Call Options: A call or put may be purchased only if, after the purchase, the value of all call and put options held by a Fund will not exceed 20% of the Fund’s total assets.

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Securities Lending:  There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.  In addition, invested collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the collateral.

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When-Issued Securities: A Fund may invest in securities prior to their date of issue.  These securities could rise or fall in value by the time they are actually issued, which may be any time from a few days to over a year.

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Repurchase Agreements: A Fund may buy securities with the understanding that the seller will buy them back with interest at a later date.  If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

Mortgage-Backed Securities: These securities, which represent interests in pools of mortgages, may offer attractive yields but generally carry additional risks.  The prices and yields of mortgage-related securities typically assume that the securities will be redeemed at a given time before maturity.  When interest rates fall substantially, these securities usually are redeemed early because the underlying mortgages are often prepaid.  The Fund would then have to reinvest the money at a lower rate.

Asset-Backed Securities: These securities represent interests in pools of debt such as credit-card accounts.  The principal risks of asset-backed securities are that on the underlying obligations, payments may be made more slowly, and rates of default may be higher than expected. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

Real Estate Investment Trusts (REITs): Equity REITs invest directly in real property, while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes, and variations in rental income.  Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended.  REITs may have limited financial resources, may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger-company securities.

Investment Grade Securities: There are four categories that are referred to as “investment grade.”  These are the four highest credit ratings or categories as defined by Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Corporation (“S&P”).  Securities in the fourth investment grade are considered to have speculative characteristics.

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Below-Investment Grade Securities: The INCOME FUND may invest in securities rated below-investment grade.  These are securities in all Moody’s and S&P categories below those referred to as “investment grade.”  Compared to higher quality fixed income securities, below-investment grade securities offer the potential for higher investment returns but subject holders to greater credit and market risk.  The ability of an issuer of below investment grade securities to meet principal and interest payments is considered speculative.

Illiquid Securities: The GROWTH FUND and INCOME FUND may invest up to 15% of their net assets in illiquid investments.  An illiquid investment is a security or other position that cannot be disposed of quickly (generally within seven days) in the normal course of business at approximately its carrying value.  The percentage limitation on these investments does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers.

Investments in other Investment Companies:
The BALANCED GROWTH FUND and BALANCED INCOME FUND, by investing primarily in shares of the GROWTH FUND and the INCOME FUND, indirectly pay a portion of the operating expenses, management expenses and brokerage costs of such companies as well as their own operating expenses.  Thus, shareholders of the BALANCED GROWTH FUND and BALANCED INCOME FUND may indirectly pay higher total operating expenses and other costs than they would pay by owning shares of the underlying Funds directly.  The GROWTH FUND and INCOME FUND may invest in shares of other investment companies, subject to certain provisions of federal securities laws.  These Funds may invest in other investment companies for a variety of reasons such as, without limitation, to manage cash, to seek current income, or to gain exposure to investments in particular sectors, industries or countries.  To the extent that the Funds invest in other investment companies, the Funds will indirectly bear their proportionate share of any expenses (such as operating expenses and advisory fees) that are paid by certain of the investment companies in which they invest.

Description of Principal Risks

All investments involve some type and level of risk.  Risk is the possibility that you will lose money or not make any additional money by investing in the Funds.  The Funds cannot be certain that they will achieve their investment objectives.  An investment in any of the Funds is not a deposit with New Covenant Trust Company, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Before you invest, please make sure that you have read and understand the risk factors that apply to the specific Fund in which are you are investing.

For all Funds, there is the risk that the Fund will underperform other similar mutual funds that do not consider social-witness principles in their investing.

The following are the risks associated with an investment in the specified Funds.    Because the BALANCED GROWTH FUND and BALANCED INCOME FUND are each a fund-of-funds, they are subject to the same risks as the GROWTH FUND and INCOME FUND in which they invest.

Stock Market Risk — Growth Fund, Balanced Growth Fund, Balanced Income Fund: Prices of securities held by a Fund may fall due to various conditions or circumstances that may be unpredictable.  Stock prices generally fall or stagnate when interest rates rise.  Stock prices in general rise and fall as a result of investors’ perceptions of the market as a whole.  The stock market may, from time to time, become subject to significant volatility which can increase the risks associated with an investment in the Funds.

Small Company Risk — Growth Fund, Balanced Growth Fund, Balanced Income Fund: Small companies may have limited product lines, markets or financial resources.  Their securities may trade less frequently and in more limited volume than securities of larger, more established companies.  The prices of small company stocks tend to rise and fall in value more than other stocks.

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Foreign Securities Risk — All Funds: The performance of a Fund’s investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates.  These risks are present because of uncertainty in future exchange rates back into U.S. dollars, and possible political instability, which could affect foreign financial markets and local economies.  There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

Emerging Markets Risk — All Funds: Emerging-market securities bear all of the foreign securities risks discussed above.  In addition, there are greater risks involved in investing in emerging markets than in developed foreign markets.  Emerging-market countries may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries.

Interest Rate Risk — All Funds: The market value of bonds generally declines when interest rates rise.  This risk is greater for bonds with longer maturities.

Credit Risk — All Funds: An issuer of a fixed-income security may default on a security by failing to pay interest or principal when due.

Call Risk — Income Fund, Balanced Growth Fund, Balanced Income Fund: Call risk exists when an issuer may exercise its rights to pay principal on a bond earlier than scheduled.  This typically results when interest rates have declined, and the Fund will suffer from having to reinvest in lower-yielding bonds.

Prepayment Risk — Income Fund, Balanced Growth Fund, Balanced Income Fund: Prepayment risk applies when a Fund invests in mortgage-backed securities.  Prepayment risk relates to mortgages being prepaid at a rate different than projected.  The Fund may then be forced to invest the proceeds from prepaid mortgage-backed securities at lower prevailing rates when interest rates are falling, or prevented from investing at higher rates if prepayments are slow when interest rates are rising.

Options and Futures Risk — All Funds: The Funds may use futures and options on futures for hedging purposes only.  The hedging strategy may not be successful if the portfolio manager is unable to accurately predict movements in the prices of individual securities held by the Funds or if the strategy does not correlate well with a Fund’s investments.  The use of futures and options on futures may produce a loss for the Fund, even when used only for hedging purposes.  The risks associated with options and futures include possible default by the other party to the transaction, illiquidity and the risk that the use of options and futures could result in losses greater than if they had not been used.

Put and Call Option Risk — All Funds: The value of call options tends to increase or decrease in the same direction as the price change of the securities underlying them, and the value of put options tends to increase or decrease in the opposite direction as the price change of the securities underlying them.  However, because these options can be purchased for a fraction of the cost of the underlying securities, their price changes can be very large in relation to the amount invested in them.  This means that options are volatile investments.  As a result, options are riskier investments than the securities underlying them.

Government Securities Risk — Income Fund, Balanced Growth Fund, Balanced Income Fund: Certain securities issued by agencies and instrumentalities of the U.S. Government in which the Funds may invest are backed by the full faith and credit of the U.S. Government, but others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer’s right to borrow from the U.S. Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S. Government in some other way.

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Below-Investment Grade Securities Risk — Income Fund, Balanced Growth Fund, Balanced Income Fund: The INCOME FUND may invest in securities rated below-investment grade.  These securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy.  They are regarded as speculative with respect to the issuer’s capacity to pay interest and to repay principal.  The market values of these securities may be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities.  In addition, lower-rated securities tend to be less marketable than higher-quality securities because the market for them may not be as broad or active.  The lack of a liquid secondary market may have an adverse effect on market price and the Fund’s ability to sell particular securities rated below-investment grade.

Rebalancing Risk — Balanced Growth Fund, Balanced Income Fund: Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives.  For the BALANCED GROWTH FUND, it is possible, after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed-income investments.  For the BALANCED INCOME FUND, it is possible, after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments.  The performance of the BALANCED GROWTH FUND and the BALANCED INCOME FUND depends on the performance of the underlying funds in which they invest.

Portfolio Turnover Risk — All Funds:  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains.  This may subject a shareholder to a higher tax liability.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.  A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect a Fund’s performance.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

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management of the funds

The Adviser
One Compass Advisors, 200 East Twelfth Street, Jeffersonville, Indiana 47130, serves as the investment adviser to the Trust.  The Adviser is a separate department of New Covenant Trust Company, N.A. responsible for the investment management of the Funds.  New Covenant Trust Company, N.A. is a subsidiary of the Foundation.  The Adviser has been registered with the Securities and Exchange Commission (“SEC”) as an investment adviser since 2001 and provides investment advisory services to the Funds.

The Adviser acts as a “manager of managers” for the Funds and selects and retains various sub-advisers (the “Sub-Advisers”) who manage portions of the assets of the GROWTH FUND and the INCOME FUND that are allocated to them by the Adviser.  The Sub-Advisers employ portfolio managers to make the day-to-day investment decisions regarding each Fund’s portfolio holdings.  The Adviser oversees the investment activities and performance of the Sub-Advisers and it maintains an investment committee that assists with this oversight process.

Under terms of the advisory agreement between the Adviser and the Trust, the Adviser is responsible for formulating each Fund’s investment program, subject to each Fund’s investment policies.  The advisory fees paid to the Adviser by these Funds are used to pay the fees of the Sub-Advisers.  The Adviser is not paid an advisory fee for the BALANCED FUNDS.  For its services during the fiscal year ended June 30, 2011, the Adviser received, net of waivers or reimbursements, 0.88% and 0.64% of the average daily net assets of the GROWTH FUND and the INCOME FUND, respectively.  Effective January 1, 2011, the Adviser reduced its advisory fees to 0.87% and 0.65% of the average daily net assets of the GROWTH FUND and the INCOME FUND, respectively.

The Adviser pays each Sub-Adviser a quarterly fee for their services in managing assets of the Funds based on the annual rates noted below.  The sub-advisory fees are based on the assets of the Fund for which a Sub-Adviser is responsible for making investment decisions.

Name of Current Sub-Adviser	Fund Name	Annual Sub-Advisory Fee as a Percentage of Assets Managed
Baillie Gifford Overseas Ltd.	Growth Fund
0.65% of the first $25 million; 0.55% of the next $75 million; 0.45% of the next $300 million and 0.35% thereafter, subject to an annual minimum fee of $300,000.  Assets managed are deemed to include assets managed by the Sub-Adviser for an affiliate of the Adviser.

Robert W. Baird & Co. Incorporated	Income Fund	0.15% of the first $175 million and 0.10% thereafter
Brockhouse & Cooper International, Inc.*	Growth Fund	$82,000 per annum, plus 0.03% of assets in excess of $275 million allocated to the Sub-Adviser.
EARNEST Partners, LLC	Income Fund	0.15% of the first $175 million and 0.10% thereafter
Sound Shore Management, Inc.	Growth Fund
0.75% of the first $10 million, 0.50% of the next $90 million, 0.35% on the next $50 million; if the Segment has assets in excess of $150 million at the end of any calendar quarter: 0.75% of the first $10 million, 0.50% of the next $90 million and 0.25% on the balance over $100 million. Assets managed are deemed to include assets managed by the Adviser in accordance with any model investment portfolio provided by the Sub-Adviser to the Adviser or its affiliates from time to time.

Sustainable Growth Advisers, LP**	Growth Fund	0.35% of assets under management
TimesSquare Capital Management, LLC	Growth Fund	0.80% of the first $50 million; 0.70% of the next $50 million; and 0.60% of assets over $100 million.
*
Brockhouse & Cooper International, Inc. became a Sub-Adviser to the Growth Fund on December 17, 2010.  Brockhouse & Cooper International, Inc. may use employees of its affiliated entities to manage assets of the Growth Fund and these individuals are deemed to be associated persons of Brockhouse & Cooper International, Inc. for regulatory purposes.

**	Sustainable Growth Advisers, LP became a Sub-Adviser to the Growth Fund on October 19, 2011.

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The Adviser is responsible for allocating the assets of the GROWTH FUND and the INCOME FUND among the Sub-Advisers, and for monitoring and evaluating the investment programs and performance of the Sub-Advisers.  The Adviser is also responsible for periodically rebalancing the investments of the BALANCED FUNDS between the GROWTH FUND and the INCOME FUND.  The Adviser also furnishes corporate offices, provides office space, services and equipment, and supervises all matters relating to the Funds’ investment activities.  The fees paid to the Sub-Advisers are paid directly by the Adviser and are not a further expense of the Funds.

Paul H. Stropkay, CFA, Senior Vice President and Chief Investment Officer of One Compass Advisors has been responsible for overseeing the allocation and rebalancing process for the BALANCED GROWTH FUND and the BALANCED INCOME FUND since August 2008.  Mr. Stropkay has over ten years of investment banking and buy-side equity research experience and is a community bank director.  Mr. Stropkay earned a B.A. degree from Miami University and an MBA from Case Western Reserve University.  He is also a Chartered Financial Analyst.

The SEC has granted the Trust an exemptive order that permits the Adviser, subject to the approval of the Board of Trustees, to engage and terminate Sub-Advisers without shareholder approval.  In the event that there is a change in any of the Sub-Advisers to the Funds, shareholders will receive information about the change and about any new Sub-Advisers selected.  While shareholders are not permitted to vote on the selection of new Sub-Advisers, they retain the right to vote on any material change to the advisory contract.

A discussion regarding the basis for the Board of Trustees’ approval of the advisory contracts between the Trust and the Adviser and the Adviser and each Sub-Adviser, except Sustainable Growth Advisers, LP, is available in the Funds’ annual report to shareholders for the period ended June 30, 2011.    A discussion regarding the basis for the Board of Trustees’ approval of the advisory contract between the Adviser and Sustainable Growth Advisers, LP will be available in the Funds’ semi-annual report to shareholders for the period ended December 31, 2011.

The Sub-Advisers
Each Sub-Adviser is responsible for the selection and management of portfolio investments for its segment of the GROWTH FUND or the INCOME FUND on a day-to-day basis, in accordance with that Fund’s investment objective and policies and under the supervision of the Adviser.  Allocation of assets to each Sub-Adviser is made at the discretion of the Adviser.  The Sub-Advisers place purchase and sell orders for portfolio transactions in the Funds, subject to the general oversight of the Adviser.

The following organizations act as Sub-Advisers to the Funds:

SUB-ADVISERS FOR THE GROWTH FUND

Baillie Gifford Overseas Ltd.
Baillie Gifford Overseas Ltd. (“Baillie Gifford”) located at Calton Square, 1 Greenside Road, Edinburgh, Scotland EH1 3AN, is an investment adviser registered with the SEC and a United Kingdom corporation.  Baillie Gifford is wholly owned by a Scottish investment company, Baillie Gifford & Co.  In addition to managing a portion of the assets in the GROWTH FUND since June 17, 2010, Baillie Gifford provides investment management services for investment companies, pension and profit sharing plans, other pooled investment vehicles (e.g., hedge funds), charitable organizations, corporations, and state or municipal government entities.

Jonathan Bates is an Investment Manager and a Partner who joined Baillie Gifford in 1993, and has managed a portion of the assets of the GROWTH FUND since June 17, 2010.

Angus Franklin is an Investment Manager who joined Baillie Gifford in 1994, and has managed a portion of the assets of the GROWTH FUND since June 17, 2010.

Elaine Morrison is an Investment Manager and a Partner who joined Baillie Gifford in 1989, and has managed a portion of the assets of the GROWTH FUND since June 17, 2010.

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Gerald Smith is the Deputy Chief Investment Officer and a Partner who joined Baillie Gifford in 1987.  Mr. Smith is currently a member of the Investment Policy Committee, and has managed a portion of the assets of the GROWTH FUND since June 17, 2010.

Andrew Strathdee is an Investment Manager who joined Baillie Gifford in 1995, and has managed a portion of the assets of the GROWTH FUND since June 17, 2010.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Funds, if any.

Brockhouse & Cooper International, Inc. (“Brockhouse & Cooper”)
Brockhouse & Cooper, with principal offices at 10 Post Office Square, 8th Floor, Boston, MA 02109, is a wholly owned subsidiary of Brockhouse & Cooper Inc., located at 1250 René-Lévesque Blvd. West, Suite 4025 Montréal, Québec, H3B 4W8, Canada.  Brockhouse & Cooper has provided comprehensive advisory services to pension plans, foundations and endowments, financial institutions, family offices and other institutional investors since 1995.

Anton Loukine – Portfolio Manager
Anton Loukine, a portfolio manager, is the Chief Investment Officer for Pavilion Asset Management Limited, an affiliate of Brockhouse & Cooper.  With over 10 years of progressive investment management experience, Mr. Loukine is responsible for the development and implementation of portfolio strategies for institutional private clients and the Pavilion Funds.  Prior to Pavilion, he was a senior member of Assante Asset Management’s institutional fixed income portfolio management team which managed domestic and international fixed income mandates with invested assets in excess of $2 billion.  Mr. Loukine was also an integral part of Assante’s Quantitative Research Group where he created robust quantitative tools and models which were used extensively in managing Canadian and U.S. equity mandates.  Mr. Loukine holds a Bachelor of Commerce (Honors) degree from the University of Manitoba and is a CFA charterholder.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Funds, if any.

Sound Shore Management, Inc.
Sound Shore Management, Inc., 8 Sound Shore Drive, Greenwich, Connecticut 06830, was founded in 1978 and is wholly owned by its principals.  Registered with the SEC as an investment adviser since 1978, Sound Shore manages investment accounts for large corporate pension plans, foundations and endowment funds, wrap accounts and a mutual fund in addition to managing assets in the GROWTH FUND.  Sound Shore utilizes a consistent and disciplined value-oriented investment strategy when selecting portfolio holdings and generally seeks out stocks that have favorable value to price characteristics relative to their historic valuations.  Pursuant to this value-oriented approach, Sound Shore generally selects securities based on its judgment of fundamental value.  Factors deemed particularly relevant in determining fundamental value include corporate earnings performance and expectations, historic price and earnings relationships, balance sheet characteristics and perceived management skills.  When Sound Shore determines that a portfolio holding has lost its perceived value relative to other similar investments and investment alternatives, the holding will be sold.

Harry Burn, III, CFA and T. Gibbs Kane, Jr., CFA, co-owners and founders of Sound Shore, serve as co-managers with John P. DeGulis of that portion of the GROWTH FUND’s assets that are allocated to Sound Shore. Mr. Burn, Mr. Kane and Mr. DeGulis share responsibility for the management of the GROWTH FUND’s assets allocated to Sound Shore equally.  Mr. Burn, Mr. Kane and Mr. DeGulis have been portfolio managers for the GROWTH FUND’s assets allocated to Sound Shore since 2001.  Mr. Burn is Chairman and Portfolio Manager of Sound Shore.  He received his B.A. and M.B.A. from the University of Virginia. Mr. Kane is President and Portfolio Manager of Sound Shore.  He received his B.S.E. from the University of Pennsylvania Wharton School.  Mr. DeGulis is a Portfolio Manager of Sound Shore.  He received a B.A. from Northwestern University and his M.B.A. from Columbia Business School.  Both Messrs. Burn and Kane have been with Sound Shore since its inception; Mr. DeGulis joined Sound Shore in 1996.

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The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Funds, if any.

Sustainable Growth Advisers, LP
Sustainable Growth Advisers, LP (SGA) is a Delaware limited partnership, effectively registered on June 18, 2003 with the SEC as an investment adviser.  The office is located at 301 Tresser Boulevard in Stamford, CT.  SGA is the legal entity through which all investment management activities are conducted.  SGIA, LLC is a Delaware limited liability company that serves as the General Partner to SGA and was formed to exercise management control over the business affairs of SGA.  SGIA, LLC owns 10% of SGA with the remaining 90% of SGA wholly-owned by SGA staff actively involved in the business.  SGIA, LLC is equally owned by the firm’s three founders.

SGA was founded in 2003 by Principals and Portfolio Managers George P. Fraise, Gordon M. Marchand and Robert L. Rohn as a successor firm to Yeager, Wood & Marshall (YWM), itself a successor firm to Franklin Cole & Co (established in 1944).  SGA continues to use the successful time-tested, research intensive and disciplined approach that’s been in place since 1989, managing large cap growth equity assets for institutional investors.  The SGA sub-advised portion of the New Covenant Trust Fund is managed by the firm’s three founders who are assisted in their efforts by SGA’s Investment Committee.  Mr. Marchand has over 28 years of investment experience and is a CPA, CFA and holds a Chartered Investment Counsel (CIC) designation.  Mr. Fraise and Mr. Rohn have 24 and 27 years of investment experience, respectively.  All members of SGA’s Investment Committee involved in company research and portfolio management have an MBA.  One Research Principal is an M.D.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Funds, if any.

TimesSquare Capital Management, LLC
TimesSquare Capital Management, LLC is located at 1177 Avenue of Americas, 39th Floor, New York, New York 10036.  TimesSquare is owned by its senior executives and Affiliated Managers Group, Inc., which is a publicly traded asset management holding company.  Registered as an investment adviser with the SEC since 2004, TimesSquare provides investment management services for investment companies, individuals and institutional clients, including pension and profit sharing plans.

Grant Babyak, Chief Executive Officer, Managing Director and Senior Portfolio Manager in TimesSquare’s growth equity group since 2004, has been a portfolio manager of the GROWTH FUND since April 2009.  Prior to joining TimesSquare in 2000, Mr. Babyak was a Senior Vice President and portfolio manager at Fiduciary Trust Company International from 1996 to 2000.   Mr. Babyak received a B.A. in Political Science from Yale University in 1988 and an M.B.A. in Finance from New York University-Stern Graduate School of Business in 1995.

Tony Rosenthal, CFA, Managing Director and Portfolio Manager in TimesSquare’s growth equity group since 2004, has been a portfolio manager of the GROWTH FUND since April 2009.  Before joining TimesSquare in 2000, Mr. Rosenthal was a senior analyst at Fiduciary Trust Company International from 1996 to 2000.  Mr. Rosenthal received a B.A. in Economics from Wesleyan University in 1988 and an M.B.A. from Columbia Business School in 1993.  He is a member of the CFA Institute and the New York Society of Security Analysts.

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The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Funds, if any.

SUB-ADVISERS FOR THE INCOME FUND

Robert W. Baird & Co. Incorporated
Robert W. Baird & Co. Incorporated is located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.  It was founded in 1919 and has been registered as an investment adviser with the SEC since 1971.  Baird provides investment management services for individuals and institutional clients including pension and profit sharing plans.  The individuals listed below are members of Baird’s investment management team that manages a portion of the INCOME FUND’s investments.  All team members are equally responsible for the day-to-day management of Baird’s portion of the INCOME FUND’s assets and work together to develop investment strategies and select securities for the INCOME FUND.  The investment management team is supported by a staff of research analysts, traders and other investment professionals.

Mary Ellen Stanek, CFA is a Managing Director and Chief Investment Officer of Baird.  She also serves as Chief Investment Officer of Baird Advisors, a department of Baird.  Ms. Stanek oversees the entire investment management team.  She has over  30 years of investment experience managing various types of fixed-income portfolios.  Ms. Stanek has been a portfolio manager of the INCOME FUND since January 2009.  Ms. Stanek joined Baird Advisors in March 2000, and has been a Managing Director of Baird Advisors, and the Chief Investment Officer of Baird Advisors for at least the past 5 years.

Prior to joining Baird Advisors, Ms. Stanek was employed by Firstar Investment Research & Management Company, LLC (“FIRMCO”) where she served as President and CEO from November 1998 to February 2000, and Chief Operating Officer and President from March 1994 to November 1998.  Ms. Stanek also served as President of Firstar Funds, Inc. from December 1998 to March 2000.  Ms. Stanek obtained her undergraduate degree from Marquette University and M.B.A. from the University of Wisconsin-Milwaukee.  She earned the Chartered Financial Analyst designation in 1983.  Ms. Stanek is a member of the CFA Institute and the Milwaukee Investment Analysts Society.

Gary A. Elfe, CFA is a Managing Director and Senior Portfolio Manager of Baird.  As a member of the investment management team, Mr. Elfe serves as Director of Fixed Income Research and Trading.  Mr. Elfe has been a portfolio manager of the INCOME FUND since January 2009.  He has over  30 years of investment experience managing various types of fixed-income portfolios.  Mr. Elfe joined Baird Advisors in February 2000 and has been a Managing Director of Baird Advisors, and the Director of Research for at least the past 5 years.  Prior to joining Baird Advisors, Mr. Elfe was a Senior Vice President and Senior Portfolio Manager with FIRMCO, where he was Director of Fixed Income Research & Trading.  Mr. Elfe obtained his undergraduate degree and M.B.A. from the University of Wisconsin-Milwaukee.  He earned the Chartered Financial Analyst designation in 1982.  Mr. Elfe is a member of the CFA Institute and the Milwaukee Investment Analysts Society.

Charles B. Groeschell is a Managing Director and Senior Portfolio Manager of Baird.  He has over 28 years of investment experience managing various types of fixed-income portfolios.  Mr. Groeschell has been a portfolio manager of the INCOME FUND since January 2009.  Mr. Groeschell joined Baird Advisors in February 2000 and has been a Managing Director of Baird Advisors, and a Senior Portfolio Manager for at least the past 5 years.  Prior to joining Baird Advisors, Mr. Groeschell was a Senior Vice President and Senior Portfolio Manager with FIRMCO, where he played a lead role in the overall management of major fixed-income client relationships.  Mr. Groeschell received his B.A. from Texas Christian University and his M.B.A. from the University of Wisconsin-Milwaukee.

Warren D. Pierson, CFA is a Senior Vice President and Senior Portfolio Manager of Baird.  He has over 23 years of investment experience managing taxable and tax-exempt fixed-income portfolios.  Mr. Pierson has been a portfolio manager of the INCOME FUND since January 2009.  Mr. Pierson joined Baird Advisors in February 2000 and became a Managing Director of Baird Advisors in 2008, and has been a Senior Portfolio Manager for at least the past 5 years.  Prior to joining Baird Advisors, Mr. Pierson was employed by FIRMCO where he served as a Senior Vice President and Senior Portfolio Manager from February 1999 to February 2000, Vice President and Senior Portfolio Manager from June 1997 to February 1999, and Vice President and Portfolio Manager from May 1993 to June 1997.  Mr. Pierson managed municipal bond portfolios and intermediate taxable bond portfolios while at FIRMCO.  Mr. Pierson received his undergraduate degree from Lawrence University.  He earned the Chartered Financial Analyst designation in 1990.  Mr. Pierson is a member of the CFA Institute and is a member and past President of the Milwaukee Investment Analysts Society.

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Jay E. Schwister, CFA is a Managing Director and Senior Portfolio Manager of Baird.  He has over 26 years of investment experience managing various types of fixed-income portfolios.  Mr. Schwister has been a portfolio manager of the INCOME FUND since January 2009.  Mr. Schwister joined Baird Advisors in December 2004 and has been a Senior Portfolio Manager for the firm since his arrival.  Prior to joining Baird Advisors in late 2004, Mr. Schwister was a Senior Vice President and Senior Portfolio Manager for 15 years with Putnam Investments in Boston.  Mr. Schwister obtained his undergraduate degree in finance from Marquette University, and received the Chartered Financial Analyst designation in 1987.  He is a member of the CFA Institute and is a member of the Milwaukee Investment Analysts Society.

Daniel A. Tranchita, CFA is a Managing Director and Senior Portfolio Manager of Baird.  He has over 20 years of investment experience managing taxable and tax-exempt fixed-income portfolios.  Mr. Tranchita has been a portfolio manager of the INCOME FUND since January 2009.  Mr. Tranchita joined Baird Advisors in February 2000 and has been a Senior Portfolio Manager for at least the past 5 years.  Prior to joining Baird Advisors, Mr. Tranchita was employed by FIRMCO where he served as a Senior Vice President and Senior Portfolio Manager from February 1999 to February 2000, Vice President and Senior Portfolio Manager from June 1997 to February 1999, and Vice President and Portfolio Manager from June 1993 to June 1997.  Mr. Tranchita performed quantitative fixed-income analysis and portfolio management while at FIRMCO.  Mr. Tranchita received his undergraduate degree and M.B.A. from Marquette University.  He earned the Chartered Financial Analyst designation in 1993.  Mr. Tranchita is a member of the CFA Institute and the Milwaukee Investment Analysts Society.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Funds, if any.

EARNEST Partners, LLC
EARNEST Partners, LLC is located at 1180 Peachtree Street, NE, Suite 2300, Atlanta, Georgia 30309, was established in 1997 as a limited liability company organized under the laws of Georgia and was redomesticated to Delaware in 2007.  Approximately 87% of EARNEST is owned by Westchester Limited, LLC, a Delaware limited liability company.  EARNEST has been registered as an investment adviser with the SEC since 1999 and provides investment advice to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations and corporations.

The sub-advised portion of the INCOME FUND is managed by Douglas S. Folk, CFA, who is responsible for day-to-day portfolio management.  Mr. Folk has been a portfolio manager of the INCOME FUND since January 2009.  Mr. Folk has been a portfolio management and research professional at EARNEST since 1999 and has over twenty years of investment experience.  He holds a B.A. degree from Millsaps College and an M.B.A. from Millsaps’ Else School of Management.  He has extensive experience with government, corporate, mortgage-backed and asset-backed securities.  His prior experience includes ten years of portfolio management with Southern Farm Bureau Life Insurance Company, where he was responsible for the company’s fixed-income portfolio.  He is a member of the Atlanta Society of Financial Analysts.

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The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Funds, if any.

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BUYING SHARES:

For Assistance
If you need assistance in opening a New Covenant Funds account, call to speak with a shareholder service representative at 877-835-4531.  You may also visit www.NewCovenantFunds.com/contact_us.aspx to email your question(s) to the Funds.  The Funds are also available through approved selling agents or brokers.  If your broker does not offer the Funds, please contact the Funds directly, or have your broker contact the Funds.

Purchase Amounts:

All checks must be in U.S. dollars.  The check may be drawn on a domestic bank account or from an existing account at a major brokerage firm registered identically to the Fund account.  The Funds will not accept payment in cash or money orders.  The Funds also do not generally accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Funds will not accept third party checks (except checks issued by the Presbyterian Church (U.S.A.) Foundation), Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Funds, for any payment that is returned.  It is the policy of the Funds not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders.  The Funds reserve the right to reject any application.

Minimum Investments	To Open Your Account	To Add to Your Account	Automatic Investment Plan
All Accounts	$500	$100	$50

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

By Regular Mail
Initial Investment:

1.	Carefully read and complete the account application form (also available at www.NewCovenantFunds.com). Establishing your account privileges now saves you the inconvenience of having to add them later.
1.	Make check payable to New Covenant Funds and indicate the Fund in which you wish to invest.
2.	Mail to: New Covenant Funds, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701.

Subsequent Investment:
1.	Fill out an investment slip attached to your account statement and write your account number on your check. Or, if unavailable,
2.	Include the following information on a piece of paper:
-	New Covenant Funds/Fund name;
-	Amount invested; Account name; and
-	Account number.
Include your account number on your check.
3.	Mail to: New Covenant Funds, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701.

By Overnight Service
See instructions 1-2 above for subsequent investments.

3.	Send to: New Covenant Funds, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd floor, Milwaukee, WI 53202.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders does not constitute receipt by the Transfer Agent of the Funds.

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Telephone and Electronic Purchases
You may purchase additional shares of the Fund by calling 877-835-4531.  If you elected this option on your account application, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  If your order is received prior to 4:00 p.m., Eastern Time, your shares will be purchased at the net asset value calculated on the day your order is placed.

By Wire Transfer
To purchase by wire, the Transfer Agent must have a completed account application before your wire is sent.  A purchase order will not be accepted until the Fund has received the completed application and any requested documentation in proper form.  Wired funds must be received by 4:00 p.m., Eastern Time to be eligible for same day pricing.  Call the Transfer Agent at 877-835-4531 between 8:00 a.m. and 7:00 p.m., Eastern Time on any day the New York Stock Exchange is open for business to advise of your intent to wire.  Advising the Transfer Agent of your intent to wire, both for a new account and a subsequent investment will ensure prompt and accurate credit.  The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

By Automatic Investment
-	With an initial investment, indicate on your application that you would like to participate in the Automatic Investment Plan and complete the appropriate section on the application.
-	Subsequent investments will be drawn from your bank account and invested into the Fund(s) automatically.

By Exchange
-
To request an exchange of shares into another New Covenant Fund, call 877-835-4531 or register for account access online at www.NewCovenantFunds.com.  You may also exchange your shares into the Federated Treasury Obligations Fund, which is an unaffiliated, separately managed, money market mutual fund.  This exchange privilege is offered as a convenience to you.  For an exchange into the Federated Treasury Obligations Fund, you must first receive that Fund’s prospectus.  The exchange privilege must also be selected on your account application form.

-	No fee or charge will apply for exchanges, but there may be a capital gain or loss. The exchange privilege is subject to amendment or termination at any time upon 60 days’ prior notice.

Purchase Price
You pay no sales charge to invest in any of the Funds.  Shares of the Funds are sold at the net asset value per share (NAV) next determined after receipt of the order by the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”).  The NAV multiplied by the number of Fund shares you own equals the value of your investment.

Determination of NAV
The NAV for each Fund is calculated at the close of regular trading of the New York Stock Exchange, which is normally 4:00 p.m., Eastern Time.  Each Fund calculates its NAV by adding up the total value of the Fund’s investments and other assets, subtracting liabilities, and then dividing that figure by the number of the Fund’s outstanding shares.  Each Fund’s investments are valued based on market value, or where market quotations are not readily available, on fair value as determined in good faith under procedures approved by the Trust’s Board of Trustees.  Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.  When a Fund uses fair value pricing, the values assigned to the Fund’s investments may not be the quoted or published prices of the investments on their primary markets or exchanges.  Each Fund’s daily NAV is available at www.NewCovenantFunds.com.

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Timing of Purchase Requests
All requests received in “good order” by the Funds’ Transfer Agent before the close of the New York Stock Exchange will be executed the same day, at that day’s closing share price.  “Good order” means that your request contains the Fund name in which you are investing, your account number, and your payment.  Shares of the Funds are sold at the NAV per share next determined after receipt of your order by the Funds’ Transfer Agent.  Orders received after the close of the New York Stock Exchange will be executed the following business day, at that day’s closing share price.  All investments must be in U.S. dollars.  Shares will not be priced and are not available for purchase or sale on days when the New York Stock Exchange is closed.  However, to the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.  If the New York Stock Exchange closes early, the deadlines for purchase orders will be accelerated to the earlier closing time.

Stock Exchange Closings
The New York Stock Exchange is closed for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, as observed.

Rights Reserved by the Funds
The Funds reserve the right to:
-	reject any purchase order;
-	reject any exchange request;
-	vary the initial and subsequent investment minimums;
-	waive the minimum investment requirement for any investor;
-	redeem shares in any account that falls below required account minimums and return the proceeds to the shareholder.

The Funds will automatically redeem shares if a purchase check is returned for insufficient funds.  The Funds reserve the right to reject any third party check.  However, third party checks issued by the Presbyterian Church (U.S.A.) Foundation may be accepted.  The Funds may change or discontinue the exchange privilege, or temporarily suspend this privilege during unusual market conditions.  The Funds also reserve the right to make a “redemption in kind” payment in portfolio securities rather than cash if the amount you are redeeming is large enough to affect Fund operations.  Large redemptions with respect to each shareholder are considered to be the greater of $250,000 or 1% of a Fund’s assets.

Third Party Investments
If you invest through a third party (rather than directly), the policies and fees may be different than those described here.  Banks, brokers and financial advisers may charge transaction fees and set different minimum investments or limitations on buying or selling shares.  You will not be charged fees if you purchase shares of the Funds through a registered representative of the Funds or the Funds directly.

Customer Identification
To help the Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether that person’s name appears on Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:
-	Name;
-	Date of birth (for individuals);
-	Residential or business street address (although post office boxes are still permitted for mailing); and
-	Social security number, taxpayer identification number, or other identifying number.

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You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database.  Additional information may be required to open accounts for corporations and other entities.  Federal law prohibits the Funds and financial institutions from opening a new account unless they receive the minimum identifying information listed above.  The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.  If your account is closed for this reason, your shares will be redeemed.  To the extent permitted by applicable law, the Trust reserves the right to place limits on transactions in your account until your identity is verified.

SELLING SHARES:
HOW TO SELL SHARES

By Mail
1.	Call 877-835-4531 to request redemption forms or write a letter of instruction indicating:
-	your Fund and account number;
-	amount you wish to redeem;
-	address where your check should be sent; if your redemption request directs the check to an alternate address, a signature guarantee stamp is required; and
-	account owner signature(s) with signature guarantees, if necessary (see “Signature Guarantees” section).
2.	Mail to: New Covenant Funds, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701.

By Overnight Service
1.	See instruction 1 above.
2.	Send to New Covenant Funds, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd floor, Milwaukee, WI 53202.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of redemption requests does not constitute receipt by the Transfer Agent of the Funds.

By Telephone (unless you have declined telephone sales privileges)
Call 877-835-4531 with instructions as to how you wish to receive your proceeds (mail, wire, electronic transfer). If reasonable procedures are followed, neither the Funds nor their Transfer Agent will be liable for any loss, cost or expense for acting upon telephone instructions believed to be genuine or for any unauthorized telephone transactions.  Telephone trades must be received by market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  Once your telephone transaction has been placed, it cannot be canceled or modified.

By Wire Transfer
You must indicate this option on your application.  The Fund will charge a $15 wire transfer fee for each wire transfer request.  This fee is deducted from your proceeds in the event of a complete account liquidation or specific share redemption.  Note: Your financial institution may also charge a separate fee.

Electronic Redemptions
If elected on your account application, you may have redemption proceeds sent directly to your bank account via electronic funds transfer through ACH network.  There is no charge when proceeds are sent via the ACH system and credit is usually available within 2-3 days.

By Exchange
To request an exchange of shares into another New Covenant Fund, call 877-835-4531 or register for online account access at www.NewCovenantFunds.com.  You may also exchange your shares into the Federated Treasury Obligations Fund, which is an unaffiliated, separately managed, money market mutual fund.  This exchange privilege is offered as a convenience to shareholders of New Covenant Funds.

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Redemptions Within 10 Business Days of Purchase by Check
When you have made an investment by check, the proceeds of your redemption may be held up to 10 business days until the Transfer Agent is satisfied that the check has cleared.

Undeliverable Distribution Checks
For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account.  Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws.

Timing of Sale Requests
All requests received in good order by the Funds’ Transfer Agent before the close of the New York Stock Exchange, typically 4:00 p.m., Eastern Time, will be executed the same day at that day’s NAV.  Requests received after the close of the New York Stock Exchange will be executed the following business day, at that day’s NAV.  Redemption orders are executed only on days when the New York Stock Exchange is open for trading.  If the New York Stock Exchange closes early, the deadline for redemption orders will be accelerated to the earlier closing time.

Signature Guarantees
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

A signature guarantee is required to redeem shares in the following situations:

•	When ownership is being changed on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	If a change of address was received by the Transfer Agent within the last 30 days; and

•	For all redemptions over $100,000 from any shareholder account.

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non-financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

Redemption Policies
Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared.  The Trust may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the New York Stock Exchange is restricted or the New York Stock Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Funds’ shareholders, or (3) an emergency exists making disposal of portfolio securities or valuation of net assets not reasonably practicable.  In addition to the foregoing, the Trust reserves the right to suspend payment of a request for redemption for a period of up to 10 business days after receipt of a redemption request in good order (a) when it is not reasonably practicable for the Funds to fairly determine the true holder of any Fund’s shares or (b) for the purpose of preserving the rights and interests of the true owner of the shares.

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Other Documents
Additional documents may be required when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization.  For further information, call the Funds’ Transfer Agent at 877-835-4531.

EXCHANGE OR TRANSFER OF SHARES

Exchange Privilege
You may exchange shares of one of the Funds for shares in another Fund at NAV without payment of any fee or charge.  You can do this by contacting the Funds’ Transfer Agent, in writing or by telephone or by visiting the Funds’ website at www.NewCovenantFunds.com.  Shareholders who are not tax-exempt organizations should know that an exchange is considered a sale of shares of one Fund and the purchase of shares of another Fund.  The exchange may result in a gain or loss for federal income tax purposes. If you wish to use the exchange privilege, you may elect the service on your account application or by a letter of instruction.

If the Funds’ Transfer Agent receives your exchange instructions in good order in writing, by telephone (call 877-835-4531) or through the Funds’ website by the valuation time on any business day, your exchange will be processed on that day.

For an exchange request to be in good order, it must include:

-	your name exactly as it appears on your account;
-	your account number;
-	the amount to be exchanged;
-	the names of the Funds from which and to which the exchange is to be made; and
-	the signature(s) of the account owner(s).

Transfer of Ownership
You may transfer Fund shares or change the name or form in which your shares are registered by writing to the Funds’ Transfer Agent.  Your letter of instruction must clearly identify the account number, name(s) and number of shares to be transferred, and provide a certified tax identification number by way of a completed new account application or W-9 form, and include the signature(s) of all registered owners.  The signature(s) on the transfer instructions must be guaranteed.

Frequent Trading Policy
Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders in the Fund.  The Funds believe that frequent or excessive short-term trading activity by shareholders of a Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Funds to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses; and (d) incur additional tax liability.  The Funds therefore discourage frequent purchases and redemptions by shareholders and they do not make any effort to accommodate this practice.  To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders, including monitoring and periodically reviewing shareholder trading activity to determine if there exists a pattern of excessive purchases and redemptions in a Fund’s shares among one or more shareholder accounts.  At the present time the Funds do not impose limits on the frequency of purchases and redemptions, nor do they limit the number of exchanges into any of the Funds.  The Funds reserve the right, however, to impose certain limitations at any time with respect to trading in shares of the Funds, including suspending or terminating trading privileges in Fund shares, for any investor whom the Funds believe has a history of abusive trading or whose trading, in the judgment of the Funds, has been or may be disruptive to the Funds.

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SHAREHOLDER SERVICES
Telephone Information
Your Account: If you have questions about the Funds or your account, including purchases, redemptions and distributions, call the Funds’ Transfer Agent toll-free at 877-835-4531, between 8:00 a.m. and 7:00 p.m., Eastern Time, on business days.

Account Statements
The Funds provide you with these helpful services and information about your account:

-	a statement after every transaction;
-	an annual account statement reflecting all transactions for the year;
-	tax information, which will be mailed by January 31 of each year, a copy of which will also be filed with the Internal Revenue Service for taxable investors; and
-	financial statements with a summary of portfolio composition and performance that will be mailed at least twice a year.

Account statements are also available online.  Sign up for E-delivery through the Account Access link at www.NewCovenantFunds.com to receive e-mail notification when quarterly statements, a new prospectus, semi-annual or annual shareholder report is available.  The e-mails will provide you with a link to logon to your account via secure access to view your statement or other important information.  You will continue to receive a paper copy of your statement in the mail unless you opt out of paper delivery.

Internet
You may obtain access to account information by visiting the Funds’ website at www.NewCovenantFunds.com.  The website provides share price and price change information for all the Funds and gives account balances and information on the most recent transactions and allows exchanges of shares.

Integrated Voice Response System
You may obtain access to account information by calling 877-835-4531.  The system provides share price and price change information for all the Funds and gives account balances and information on the most recent transactions and allows exchanges of shares.

Account Minimum
You must keep at least $500 worth of shares in your account to keep the account open.  If, after giving you 30 days’ prior written notice, your account value is still below $500 as a result of redemption activity, and not market movement, we may redeem your shares and send you a check for the redemption proceeds.

Telephone Transactions
To use telephone purchase, redemption and exchange privileges, you must have selected these services on your original account application or submitted a subsequent request in writing to add these services to your account.  The Funds and the Transfer Agent reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner.  The Transfer Agent has established security procedures to prevent unauthorized account access.  The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Funds or the Transfer Agent.  Neither the Trust nor any of its service providers will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. (See section 8 of the application)

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.

Automatic Investment Plan
Once an account has been opened with a minimum investment of $500, you can make additional purchases of shares of the Funds with the automatic withdrawal of monies from your bank account.  Amounts may be withdrawn from your bank account on a monthly or quarterly basis in minimum amounts of $50. (See section 7 of the application)

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Systematic Withdrawal Plan
Once you have established an account with $5,000 or more, you may automatically receive funds from your account on a monthly, quarterly or semi-annual basis (minimum of $50).  To request a form to start the Systematic Withdrawal Plan, call 877-835-4531 or visit the Funds’ website, www.NewCovenantFunds.com.

Householding Policy
One copy of each prospectus, annual and semiannual report will be sent to all related accounts at a common address.  Each document will be mailed to the registered address with the first line addressed to “New Covenant Fund Shareholder at.”

By adopting the householding policy, we are responding to shareholder requests and will reduce printing and mailing expenses.  If you prefer to receive copies for each account, you must call us at 877-835-4531 during business hours (9:00 a.m. to 8:00 p.m. Eastern Time).  All requests will be processed within 30 days.

Sign up for E-delivery through the Account Access link at www.NewCovenantFunds.com to receive e-mail notification when quarterly statements are available.  The e-mails will provide you with a link to logon to your account via secure access to view your statement or other important information.  You will continue to receive a paper copy of your statement in the mail unless you opt out of paper delivery.

Shareholder Services Agreements
The Trust is a party to certain Shareholder Services Agreements pursuant to which each Fund is authorized to make payments to certain entities, which may include investment advisers, banks, trust companies and other types of organizations (“Authorized Service Providers”), for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom it has a servicing relationship.  Under the terms of each Shareholder Services Agreement, each Fund is authorized to pay an Authorized Service Provider a shareholder services fee at the rate of 0.25% on an annual basis of the average daily net asset value of the shares of the Fund attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship.

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distributions and taxes

Distributions
The Funds pass along to your account your share of investment earnings in the form of dividends and distributions.  Fund dividends are the net interest and dividends earned on investments after Fund expenses.  The Funds will at least annually declare and pay dividends from their net investment income and distribute any net capital gains obtained through Fund investment transactions.  Interest and dividend payments will normally be distributed as income dividends on a quarterly basis for each of the Funds.

Unless you elect otherwise on your application, all dividends and distributions paid by a Fund will be reinvested in additional shares of that Fund.  They will be credited to your account in that Fund at the same NAV per share as would apply to cash purchases on the applicable dividend payment date.  Unless you are a tax-exempt organization, all distributions a Fund pays to you will be taxable when paid, regardless of whether they are taken in cash or reinvested in shares of the Fund.  To change your dividend election, you must notify the Funds’ Transfer Agent in writing at least 5 business days prior to the applicable dividend record date.

Taxes
Each Fund intends to continue to qualify as a regulated investment company.  This status exempts each Fund from paying federal income tax on the income or capital gains it distributes to its shareholders.

Unless you are a tax-exempt organization, your investment in the Funds will be subject to the following tax consequences:

-	Dividends from net investment income and distributions from short-term capital gains are taxable as ordinary income (except as described below).
-	Distributions from capital gains are taxable as capital gain, which may be taxed at different rates depending on the length of time the Fund held those assets.
-	Dividends and distributions may also be subject to state and local taxes.
-	Certain dividends paid to you in January will be taxable as if they had been paid the previous December.
-	A redemption of your Fund shares, including exchanging shares, is a taxable event and any gain on the transaction may be subject to federal income tax.

Tax legislation enacted in May 2003 generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on corporate stock.  These rate reductions do not apply to corporate taxpayers.  The following are guidelines for how certain distributions by the Funds are generally taxed to individual taxpayers.  These guidelines may be subject to change in the future:

-	Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.
-	Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.
-	A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

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distributions and taxes

Distributions and Taxes
Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer:

-	Note that the 15% rate of tax applicable to certain dividends does not apply to dividends paid to foreign shareholders.

If you are subject to tax, after the end of each calendar year you will receive a statement (Form 1099) of the federal income tax status of each Fund’s dividends and other distributions paid to you during the year.  You should keep all of your Fund statements for accurate tax-accounting purposes.

If you are subject to tax (are not a tax-exempt organization), and you purchase shares shortly before a record date for a dividend or distribution, a portion of your investment will be returned as a taxable distribution.  You must provide the Trust with your correct taxpayer identification number and certify that you are not subject to backup withholding.  If you do not, the Trust is required by law to withhold 28% of your taxable distributions and redemptions.  You should consult your tax adviser concerning state or local taxation of such dividends, and the federal, state and local taxation of capital gains distributions.

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index descriptions

Investors cannot invest directly in an index, although they may invest in the underlying securities.

S&P 500® Index is an unmanaged, capitalization weighted index that measures the performance of 500 large-capitalization stocks representing all major industries. (GROWTH FUND)

Barclays Capital Intermediate Aggregate Bond Index is an unmanaged index generally representative of intermediate investment grade government and corporate debt securities with maturities of 10 years or less. (INCOME FUND)

Blended S&P 500® Index/Barclays Capital Intermediate Aggregate Bond Index is a composite composed of 60% S&P 500® Index and 40% Barclays Capital Intermediate Aggregate Bond Index (BALANCED GROWTH FUND).

Blended S&P 500® Index/Barclays Capital Intermediate Aggregate Bond Index is a composite composed of 35% S&P 500® Index and 65% Barclays Capital Intermediate Aggregate Bond Index (BALANCED INCOME FUND).

Blended S&P 500 ® Index/MSCI ACWI ex US Index is a composite index composed of 80% S&P 500 ® Index and 20% MSCI ACWI ex US Index.  MSCI ACWI ex US Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets (GROWTH FUND).

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financial highlights

The financial highlights tables are meant to help you understand each Fund’s financial performance for the last five fiscal years.  Certain information reflects financial results for a single share of a Fund.  The total returns shown in the tables represent the rate that you would have earned or lost on an investment in each Fund assuming reinvestment of all dividends and distributions.  This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Trust’s financial statements, are included in the 2011 Annual Report to shareholders, which is available upon request at no charge.

NEW COVENANT FUNDS

For a Share outstanding throughout the year
	GROWTH FUND
	For the year ended June 30, 2011	For the year ended June 30, 2010	For the year ended June 30, 2009	For the year ended June 30, 2008	For the year ended June 30, 2007
Net Asset Value, Beginning of Year	$25.11	$22.68	$31.95	$38.90	$32.76

INVESTMENT ACTIVITIES:
Net investment income	0.24	0.21	0.29	0.26	0.26
Net realized and unrealized gains (losses) on investments and foreign currency transactions	7.41	2.43	(9.29)	(4.98)	6.17

Total from Investment Activities	7.65	2.64	(9.00)	(4.72)	6.43

DIVIDENDS:
Net investment income	(0.23)	(0.18)	(0.25)	(0.24)	(0.29)
Net realized gains	–	–	–	(1.97)	–
Tax return of capital	–	(0.03)	(0.02)	(0.02)	–
Total Dividends	(0.23)	(0.21)	(0.27)	(2.23)	(0.29)

Change in net asset value per share	7.42	2.43	(9.27)	(6.95)	6.14
Net Asset Value, End of Year	$32.53	$25.11	$22.68	$31.95	$38.90

Total Return	30.54%	11.54%	-28.16%	-12.61%	19.68%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of year (in 000’s)	$721,633	$624,923	$598,209	$836,086	$1,033,536
Ratio of expenses to average net assets	1.08%	1.19%	1.12%	1.10%	1.08%
Ratio of expenses to average net assets, excluding waivers	1.12%	1.29%	1.30%	1.29%	1.28%
Ratio of net investment income to average net assets	0.78%	0.68%	1.15%	0.73%	0.73%
Ratio of net investment income to average net assets, excluding waivers	0.73%	0.57%	0.97%	0.54%	0.53%
Portfolio turnover rate	44%	81%	94%	65%	65%

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financial highlights

NEW COVENANT FUNDS

For a Share outstanding throughout the year
	INCOME FUND
	For the year ended June 30, 2011	For the year ended June 30, 2010	For the year ended June 30, 2009	For the year ended June 30, 2008	For the year ended June 30, 2007
Net Asset Value, Beginning of Year	$22.57	$20.93	$23.73	$24.52	$24.28

INVESTMENT ACTIVITIES:
Net investment income	0.62	0.81	1.11	1.16	1.12
Net realized and unrealized gains (losses) on investments and foreign currency transactions	0.27	1.62	(2.79)	(0.81)	0.25

Total from Investment Activities	0.89	2.43	(1.68)	0.35	1.37

DIVIDENDS:
Net investment income	(0.61)	(0.79)	(1.12)	(1.14)	(1.13)
Net realized gains	–	–	–	–	–
Tax return of capital	–	–	–	–	– *
Total Dividends	(0.61)	(0.79)	(1.12)	(1.14)	(1.13)

Change in net asset value per share	0.28	1.64	(2.80)	(0.79)	0.24
Net Asset Value, End of Year	$22.85	$22.57	$20.93	$23.73	$24.52

Total Return	4.00%	11.72%	-6.90%	1.36%	5.65%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of year (in 000’s)	$455,136	$401,736	$373,446	$496,325	$537,345
Ratio of expenses to average net assets	0.83%	0.87%	0.86%	0.85%	0.84%
Ratio of expenses to average net assets, excluding waivers	0.89%	1.03%	1.02%	1.01%	1.01%
Ratio of net investment income to average net assets	2.76%	3.68%	5.15%	4.70%	4.49%
Ratio of net investment income to average net assets, excluding waivers	2.70%	3.52%	4.99%	4.54%	4.32%
Portfolio turnover rate	38%	76%	230%	170%	258%

*	Less than $0.005.

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financial highlights

NEW COVENANT FUNDS

For a Share outstanding throughout the year
	BALANCED GROWTH FUND
	For the year ended June 30, 2011	For the year ended June 30, 2010	For the year ended June 30, 2009	For the year ended June 30, 2008	For the year ended June 30, 2007
Net Asset Value, Beginning of Year	$69.47	$63.31	$82.49	$90.86	$81.30

INVESTMENT ACTIVITIES:
Net investment income	0.99	1.11	1.70	1.83	1.83
Net realized and unrealized gains (losses) on investments and foreign currency transactions	12.86	6.16	(18.25)	(8.37)	9.56

Total from Investment Activities	13.85	7.27	(16.55)	(6.54)	11.39

DIVIDENDS:
Net investment income	(0.99)	(1.06)	(1.69)	(1.83)	(1.83)
Net realized gains	–	–	(0.93)	–	–
Tax return of capital	– *	(0.05)	(0.01)	–	–
Total Dividends	(0.99)	(1.11)	(2.63)	(1.83)	(1.83)

Change in net asset value per share	12.86	6.16	(19.18)	(8.37)	9.56
Net Asset Value, End of Year	$82.33	$69.47	$63.31	$82.49	$90.86

Total Return	19.99%	11.43%	-19.96%	-7.26%	14.11%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of year (in 000’s)	$271,314	$237,504	$221,070	$305,294	$353,344
Ratio of expenses to average net assets	0.18%	0.23%	0.13%	0.15%	0.12%
Ratio of expenses to average net assets, excluding waivers:	0.26%	0.40%	0.37%	0.39%	0.37%
Ratio of net investment income to average net assets	1.25%	1.56%	2.56%	2.07%	2.11%
Ratio of net investment income to average net assets, excluding waivers	1.16%	1.39%	2.32%	1.83%	1.86%
Portfolio turnover rate	8%	7%	7%	17%	7%

*	Less than $0.005.

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financial highlights

NEW COVENANT FUNDS

For a Share outstanding throughout the year
	BALANCED INCOME FUND
	For the year ended June 30, 2011	For the year ended June 30, 2010	For the year ended June 30, 2009	For the year ended June 30, 2008	For the year ended June 30, 2007
Net Asset Value, Beginning of Year	$17.06	$15.66	$19.01	$20.40	$18.99

INVESTMENT ACTIVITIES:
Net investment income	0.31	0.38	0.56	0.60	0.59
Net realized and unrealized gains (losses) from investments and foreign currency transactions	1.91	1.39	(3.35)	(1.39)	1.41

Total from Investment Activities	2.22	1.77	(2.79)	(0.79)	2.00

DIVIDENDS:
Net investment income	(0.31)	(0.36)	(0.55)	(0.60)	(0.59)
Net realized gains	–	–	–	–	–
Tax return of capital	– *	(0.01)	(0.01)	–	– *
Total Dividends	(0.31)	(0.37)	(0.56)	(0.60)	(0.59)

Change in net asset value per share	1.91	1.40	(3.35)	(1.39)	1.41
Net Asset Value, End of Year	$18.97	$17.06	$15.66	$19.01	$20.40

Total Return	13.07%	11.31%	-14.60%	-3.95%	10.65%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of year (in 000’s)	$92,131	$85,037	$78,665	$102,657	$121,855
Ratio of expenses to average net assets	0.22%	0.24%	0.16%	0.20%	0.15%
Ratio of expenses to average net assets, excluding waivers	0.30%	0.40%	0.40%	0.44%	0.40%
Ratio of net investment income to average net assets	1.65%	2.17%	3.47%	2.97%	2.95%
Ratio of net investment income to average net assets, excluding waivers	1.57%	2.01%	3.23%	2.73%	2.70%
Portfolio turnover rate	8%	7%	10%	10%	7%

*	Less than $0.005.

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an important notice concerning your privacy

FACTS	What does New Covenant Trust Company, N.A.* do with your personal information? * a subsidiary of the Presbyterian Foundation
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include: - Social Security number and account balances - payment history and transaction history - account transactions and checking account information.  When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share clients' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their clients' personal information; the reasons New Covenant Trust Company chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does New Covenant Trust Co. share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	Yes
For our affiliates' everyday business purposes - information about your transactions and experiences	Yes	Yes
For our affiliates' everyday business purposes - information about your creditworthiness	Yes	Yes
For our affiliates to market to you	Yes	Yes
For nonaffiliates to market to you	Yes	Yes
To limit our sharing
- Call 800-858-6127 or - Mail the form below Please note: If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call 800-858-6127 or go to www.newcovenanttrust.com
Mail-in Form
Mark any/all you want to limit: _____ Do not share my personal information with other financial institutions to jointly market to me. _____ Do not share information about my transactions and experiences with your affiliates for their everyday business purposes. _____ Do not share information about my creditworthiness with your affiliates for their everyday business purposes. _____ Do not allow your affiliates to use my personal information to market to me. _____ Do not share my personal information with nonaffiliates to market their products and services to me.

Name
Address
City, State, Zip
Mail To:	New Covenant Trust Company, N.A. 200 E. 12th Street, Suite B, Jeffersonville, IN 47130

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PN-1

Important Privacy Choices for California Consumers

You have the right to control whether we share some of your personal information.
Please read the following information carefully before you make your choices below.

Your Rights

You have the following rights to restrict the sharing of personal and financial information with our affiliates (companies we own or control) and outside companies that we do business with.  Nothing in this form prohibits the sharing of information necessary for us to follow the law, as permitted by law, or to give you the best service on your accounts with us.  This includes sending you information about some other products or services.

Your Choices

Restrict Information Sharing With Companies We Own or Control (Affiliates): Unless you say “No,” we may share personal and financial information about you with our affiliated companies.

(   ) NO, please do not share personal and financial information with your affiliated companies.

Restrict Information Sharing With Other Companies We Do Business With To Provide Financial Products And
Services: Unless you say “No,” we may share personal and financial information about you with outside companies we contract with to provide financial products and services to you.

(   ) NO, please do not share personal and financial information with outside companies you contract with to provide financial products and services.

__________________________________________________________

Time Sensitive Reply
You may make your privacy choice(s) at any time.  Your choice(s) marked here will remain unless you state otherwise.  However, if we do not hear from you we may share some of your information with affiliated companies and other companies with whom we have contracts to provide products and services.

Name:

Account or Policy Number(s):

Signature:

To exercise your choices do one of the following:
1)	Fill out, sign and send back this form to us (you may want to make a copy for your records);
2)	Call this toll-free number 877-835-4531;
3)	Reply electronically by contacting us through the following Internet option: www.NewCovenantFunds.com.

Important Notice for California Residents: The notice above is provided to you as required by a new California law that affords you certain rights regarding use of your personal information that, in some cases, are different from those described in our Privacy Notice.  Please read it carefully.  This law is now being challenged in court. In the event that the court strikes down the law, in whole or in part, and this impacts any section of the notice, the choices made under that section would be considered null and void.  If this happens, we will notify you, by the same means this notice was sent, of the court’s decision.

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PN-2

ADDITIONAL INFORMATION

Annual/Semi-Annual Reports to Shareholders
These reports include financial statements and information about the portfolio of investments for each Fund.  The Trust’s Annual Report includes a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the Funds.  It has been filed with the SEC and is legally considered to be a part of this prospectus.  To request a free copy of the current Annual or Semi-Annual Report, SAI, or to request other information about the Funds, you can visit www.NewCovenantFunds.com or write or call:

New Covenant Funds U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701 877-835-4531

Text-only versions of Fund documents can be viewed online or downloaded from the SEC’s EDGAR database at http://www.sec.gov.

You may review and copy the SAI and other information about the Funds by visiting SEC’s Public Reference Room in Washington, D.C.  You can obtain information about the Public Reference Room by calling the SEC at (202) 551-8090.  Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

SEC File #811-09025

NCF 14-11-05

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STATEMENT OF ADDITIONAL INFORMATION

October 28, 2011

NEW COVENANT FUNDS

Trading Symbol:
New Covenant Growth Fund	NCGFX
New Covenant Income Fund	NCICX
New Covenant Balanced Growth Fund	NCBGX
New Covenant Balanced Income Fund	NCBIX

200 East Twelfth Street
Jeffersonville, Indiana 47130
877-835-4531

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Funds’ Prospectus dated October 28, 2011 (the “Prospectus”) and is incorporated by reference in its entirety into the Prospectus. You may obtain the Prospectus or a copy of this SAI without charge by calling 877-835-4531 or by visiting the Funds’ website at http://www.NewCovenantFunds.com.

Also incorporated by reference herein are the financial statements of the Funds contained in the Trust’s Annual Report to Shareholders for the fiscal year ended June 30, 2011, including the Report of the Independent Registered Public Accounting Firm. Copies of the Trust’s Annual and Semi-Annual Reports are available free of charge by calling 877-835-4531 or by visiting the Funds’ website at http://www.NewCovenantFunds.com.

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HISTORY OF THE FUNDS

New Covenant Funds (the “Trust”) is a Delaware statutory trust organized pursuant to a Trust Instrument dated September 30, 1998.  The Trust was organized to offer separate series of shares and currently offers four separate series:  New Covenant Growth Fund (“Growth Fund”), New Covenant Income Fund (“Income Fund”), New Covenant Balanced Growth Fund (“Balanced Growth Fund”) and New Covenant Balanced Income Fund (“Balanced Income Fund”) (each, a “Fund” and collectively, the “Funds”). Currently, there is one class of shares issued by each Fund. The Trust’s Board of Trustees (“Board,” “Trustees,” or “Board of Trustees”) may issue additional classes of shares or series at any time without prior approval of the shareholders.  The Balanced Growth Fund and Balanced Income Fund may also be referred to as the “Balanced Funds.”

The Trust is classified as an open-end, management investment company.  The Income Fund and the Growth Fund are diversified, which means that, with respect to 75% of its total assets, a Fund will not invest more than 5% of its assets in the securities of any single issuer or hold more than 10% of the voting securities of any single issuer.  The Balanced Funds are diversified by virtue of the fact that the underlying Funds in which they invest (Growth Fund and Income Fund) are diversified.

Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.  However, if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, the Funds are subject to the risk that their performance may be hurt disproportionately by the poor performance of relatively few securities despite a Fund’s qualifying as a diversified mutual fund under applicable federal securities laws.

Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy.  If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

DESCRIPTION OF INVESTMENTS AND RISKS

In addition to its objective and strategies, each of the Funds has the common objective of making investments consistent with social-witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.).  These principles may evolve over time and currently include, among others, certain limitations on investments in some corporations due to their involvement in military-related production, tobacco, and human rights violations.  The Funds may choose to sell otherwise profitable investments in companies which have been identified as being in conflict with the established social-witness principles of the Presbyterian Church (U.S.A.).  Beyond these principles, each Fund pursues different investment objectives and strategies.  For purposes of determining which securities are eligible for investment by the Funds and those which are not eligible for investment, One Compass Advisors (the “Adviser”) procures a list which identifies those specific companies which may not be purchased by the Funds.  This list, which is updated annually, contains those companies involved in military-related production, tobacco, or human rights violations that are prohibited for investment in accordance with the policies that are set by the General Assembly of the Presbyterian Church (U.S.A.) and brought forth by the Mission Responsibility through Investment Committee Guidelines (the “MRTI Guidelines”).  In addition to these companies which are prohibited for investment by the Funds pursuant to the MRTI Guidelines, the Funds also do not invest in certain other companies that have derived 25% or more of the company’s revenues from alcohol, gambling and tobacco, and do not invest in certain companies in the weapons industry.  The Adviser consults closely with each of the sub-advisers regarding their reliance on the list in connection with their acquisition of portfolio securities for the Growth Fund and Income Fund.

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2

The New Covenant Funds are not intended to be an investment option of a participant-directed plan or program of any government entity, nor are the Funds offered as an investment in a participant-directed plan or program of any government agency.

NEW COVENANT GROWTH FUND

INVESTMENT OBJECTIVE

The Growth Fund’s investment objective is long-term capital appreciation. Dividend income, if any, will be incidental.

PRINCIPAL STRATEGIES

Under normal market conditions, at least 80% of the Fund’s assets will be invested in a diversified portfolio of common stocks of companies that the Fund’s portfolio managers believe have long-term growth potential.

NEW COVENANT INCOME FUND

INVESTMENT OBJECTIVE

The Income Fund’s investment objective is a high level of current income with preservation of capital.

PRINCIPAL STRATEGIES

Under normal market conditions, at least 80% of the Fund’s assets will be invested in a diversified portfolio of bonds and other debt obligations of varying maturities.

NEW COVENANT BALANCED GROWTH FUND

INVESTMENT OBJECTIVE

The Balanced Growth Fund’s investment objective is to produce capital appreciation with less risk than would be present in a portfolio of only common stocks.

PRINCIPAL STRATEGIES

To pursue its objective, the Fund invests primarily in shares of the Growth Fund and the Income Fund, with a majority of its assets generally invested in shares of the Growth Fund.

NEW COVENANT BALANCED INCOME FUND

INVESTMENT OBJECTIVE

The Balanced Income Fund’s investment objective is to produce current income and long-term growth of capital.

PRINCIPAL STRATEGIES

To pursue its objective, the Fund invests primarily in shares of the Growth Fund and the Income Fund, with a majority of its assets generally invested in shares of the Income Fund.

*  *  *
You should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Funds.

The following information should be read in conjunction with the Funds’ Prospectus.  The investment practices described below, which apply to the Growth Fund and the Income Fund, are not fundamental (unless otherwise indicated) and may be changed by the Board of Trustees without approval of the shareholders.

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3

The Adviser acts as a manager of managers for the Funds and selects and retains various sub-advisers.  The sub-advisers employ portfolio managers to make the day-to-day investment decisions regarding portfolio holdings of the Growth Fund and Income Fund.

EQUITY SECURITIES

The Growth Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below: common stocks, preferred stocks, convertible securities and warrants.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in the Growth Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject the Growth Fund to the risk that the issuer may discontinue paying dividends.

The effects of the sub-prime mortgage crisis that began to unfold in 2007 continue to manifest in nearly all the sub-divisions of the financial services industry.  Sub-prime mortgage related losses and write downs among investment banks and similar institutions reached significant levels in 2008, which continued into 2009.  The impact of these losses among traditional banks, investment banks, broker/dealers and insurers forced a number of large such institutions into either liquidation or combination, while drastically increasing the volatility of their stocks prices.  In some cases, the U.S. government has acted to bail out select institutions, such as insurers, however the risks associated with investment in stocks of such insurers has nonetheless increased substantially.

Congress passed legislation to provide the U.S. Department of the Treasury with the authority to issue up to $700 billion of Treasury securities to finance the purchase of troubled assets from financial institutions.  There can be no assurance that this legislation will cause the risks associated with investment in the stock market in general or in financial services company stocks to decrease.

Common Stock.  A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Growth Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid before any payments are made to the Growth Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Growth Fund.

Preferred Stock.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond.  Unlike common stock, a preferred stock’s participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved.  Although the dividend is set at a fixed annual rate, it is subject to the risk that the dividend can be changed or omitted by the issuer.

Convertible Securities and Warrants.  Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  Convertible securities include corporate bonds, notes and preferred stock that can be converted into, or exchanged for, a prescribed amount of common stock of the same or different issue within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock.  However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

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A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.  Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend.  In addition to the general risks associated with equity securities discussed above, investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

SMALL AND MEDIUM-SIZED COMPANIES

To the extent the Growth Fund invests in the equity securities of small and medium-sized companies, it will be exposed to the risks of smaller sized companies.  Small and medium-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies.  Furthermore, such companies may have limited product lines, services, markets, or financial resources or may be dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership or are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of smaller sized company securities held by the Growth Fund.  As a result, their performance may be more volatile and they may face greater risk of business failure, which could increase the volatility of the Growth Fund’s portfolio.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS

The Growth Fund and the Income Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time.  Debt securities are often issued on this basis.  No income will accrue on securities purchased on a when-issued or delayed-delivery basis until the securities are delivered. Securities purchased or sold on a when-issued, delayed-delivery or forward-commitment basis involve a risk of loss if the value of the security to be purchased declines prior to settlement date.  Although the Funds would generally purchase securities on a when-issued, delayed-delivery or a forward-commitment basis with the intention of acquiring the securities, a Fund may dispose of such securities prior to settlement if the portfolio manager deems it appropriate to do so.

The Funds may dispose of or renegotiate a when-issued or forward commitment. The Funds will normally realize a capital gain or loss in connection with these transactions.  For purposes of determining the Income Fund’s average dollar-weighted maturity, the maturity of when-issued or forward-commitment securities will be calculated from the commitment date.

When a Fund purchases securities on a when-issued, delayed-delivery or forward-commitment basis, the Fund will maintain cash, U.S. government securities or other liquid portfolio securities having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments.  In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities in a segregated account while the commitment is outstanding.  These procedures are designed to ensure that the Funds will maintain sufficient assets at all times to cover their obligations under when-issued purchases, forward-commitments and delayed-delivery transactions.

DEBT SECURITIES

The Growth Fund and Income Fund invest in debt securities such as corporate bonds, securities issued or guaranteed by the U.S. government or one of its agencies and instrumentalities, bonds of international corporations or foreign governments, mortgage-backed and asset-backed securities, municipal bonds, and U.S. Treasury obligations.  Debt securities are generally subject to interest rate risk, credit risk, market risk and call risk.

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Interest Rate Risk.  The risk that when interest rates increase, fixed-income securities held by the Fund decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

Credit Risk.  This risk relates to the ability of the issuer to meet interest and principal payments, as they become due.  The ratings given a security by rating services such as Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Group (“S&P”) provide information regarding such credit risk.  The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security.

Market Risk.  All mutual funds are affected by changes in the economy and swings in investment markets.  These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

Call Risk.  The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) earlier than expected.  This may happen when there is a decline in interest rates.  Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

BELOW-INVESTMENT GRADE/HIGH YIELD/HIGH RISK SECURITIES

The Income Fund may invest a limited amount of assets in debt securities that are rated below-investment grade (hereinafter referred to as “lower-rated securities”) or that are unrated but deemed equivalent to lower-rated securities by the portfolio managers.  The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risk.  The yields on lower-rated securities will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise.  While less sensitive to changing interest rates than investment-grade debt, lower-rated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers.  During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of these securities, especially in a market characterized by only a small amount of trading and with relatively few participants. These factors can also limit the Income Fund’s ability to obtain accurate market quotations for these securities, making it more difficult to determine the Fund’s net asset value.

In cases where market quotations are not available, lower-rated securities are valued using guidelines established by the Board of Trustees.  Perceived credit quality in this market can change suddenly and unexpectedly, and may not fully reflect the actual risk posed by a particular lower-rated or unrated security.

VARIABLE AND FLOATING RATE INSTRUMENTS

With respect to variable and floating-rate instruments that may be acquired by the Income Fund, the portfolio managers will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status to meet payment on demand.  Where necessary to ensure that a variable or floating-rate instrument meets the Fund’s quality requirements, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

FUTURES CONTRACTS

The Growth Fund and the Income Fund may each enter into financial futures contracts.  Such contracts may either be based on indexes of particular groups or varieties of securities (“Index Futures Contracts”), or be for the purchase or sale of debt obligations (“Debt Futures Contracts”).  Such futures contracts are traded on exchanges licensed and regulated by the Commodity Futures Trading Commission.  The Funds enter into futures contracts to gain a degree of protection against anticipated changes in interest rates that would otherwise have an adverse effect upon the economic interests of the Funds.  However, the costs of and possible losses from futures transactions will reduce a Fund’s yield from interest on its holdings of debt securities.  Income from futures transactions constitutes taxable gain.

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For the Growth Fund and the Income Fund, the custodian marks cash, U.S. government securities or other liquid portfolio securities as segregated within the custody account in an amount equal to the value of the total assets committed to the consummation of futures positions.  If the value of the segregated securities declines, additional cash or securities are required to be marked on a daily basis so that the value of the segregated assets equals the amount of the Funds’ commitments with respect to such contracts.  Alternatively, the Funds may cover such positions by purchasing offsetting positions, or covering such positions partly with cash, U.S. government securities or other liquid portfolio securities, and partly with offsetting positions.

A Debt Futures Contract is a binding contractual commitment that, if held to maturity, requires each of the Growth Fund and the Income Fund to make or accept delivery, during a particular month, of obligations having a standardized face value and rate of return.  By purchasing a Debt Futures Contract, the Fund legally obligates itself to accept delivery of the underlying security and to pay the agreed price; by selling a Debt Futures Contract it legally obligates itself to make delivery of the security against payment of the agreed price.  However, positions taken in the futures markets are normally not held to maturity.  Instead they are liquidated through offsetting transactions which may result in a profit or loss.  While Debt Futures Contract positions taken by the Fund are usually liquidated in this manner, the Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous.

A clearing corporation, associated with the exchange on which futures contracts are traded, assumes responsibility for close-outs of such contracts and guarantees that the sale or purchase, if still open, is performed on the settlement date.

By entering into futures contracts, each of the Growth Fund and the Income Fund seek to establish with more certainty than would otherwise be possible the effective rate of return on its portfolio securities.  A Fund may, for example, take a “short” position in the futures market by selling a Debt Futures Contract for future delivery of securities held by the Fund in order to hedge against an anticipated rise in interest rates that would adversely affect the value of such securities.  Or it might sell an Index Futures Contract based on a group of securities whose price trends show a significant correlation with those of securities held by a Fund.  When hedging of this character is successful, any depreciation in the value of portfolio securities is substantially offset by appreciation in the value of the futures position.  On other occasions the Fund may take a “long” position by purchasing futures contracts.  This is done when a Fund is not fully invested or expects to receive substantial proceeds from the sale of portfolio securities or of Fund shares, and anticipates the future purchase of particular securities but expects the rate of return then available in the securities markets to be less favorable than rates that are currently available in the futures markets.  The Funds expect that, in the normal course, securities will be purchased upon termination of a long futures position, but under unusual market conditions, a long futures position may be terminated without a corresponding purchase of securities.

Debt Futures Contracts currently involve only taxable obligations and do not encompass municipal securities.  The value of Debt Futures Contracts on taxable securities, as well as Index Futures Contracts, may not vary in direct proportion with the value of the Fund’s securities, limiting the ability of the Fund to hedge effectively against interest-rate risk.

The investment restriction concerning futures contracts does not specify the types of Index Futures Contracts into which the Growth Fund or the Income Fund may enter because it is impossible to foresee what particular indexes may be developed and traded or may prove useful to the Fund in implementing its overall risk-management strategies.  For example, price trends for a particular Index Futures Contract may show a significant correlation with price trends in the securities held by the Fund, even though the securities comprising the index are not necessarily identical to those held by the Fund. In any event, the Fund would not enter into a particular Index Futures Contract unless the portfolio managers determined that such a correlation existed.

To the extent the Funds use Index Futures Contracts and Debt Futures Contracts, they are traded actively through the CME Group.

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SEGREGATED ASSETS

The Growth Fund and Income Fund may be required to segregate assets (such as cash, U.S. government securities and other liquid portfolio securities) or otherwise provide coverage consistent with applicable regulatory policies.  This would be with respect to each Fund’s permissible obligations under the call and put options it writes, the forward foreign currency exchange contracts it enters into and the futures contracts it enters into.

OPTIONS ON FUTURES CONTRACTS

To attempt to gain additional protection against the effects of interest-rate fluctuations, the Growth Fund and the Income Fund may purchase and write (sell) put and call options on futures contracts that are traded on a U.S. exchange or board of trade and enter into related closing transactions.  There can be no assurance that such closing transactions will be available at all times.  In return for the premium paid, such an option gives the purchaser the right to assume a position in a futures contract at any time during the option period for a specified exercise price.

The Funds may purchase put options on futures contracts in lieu of, and for the same purpose as, sale of a futures contract.  It also may purchase such put options in order to hedge a long position in the underlying futures contract.

The purchase of call options on futures contracts is intended to serve the same purpose as actual purchase of the futures contracts.  The Funds may purchase call options on futures contracts in anticipation of a market advance when it is not fully invested.

The Funds may write (sell) a call option and a futures contract in order to hedge against a decline in the price of the index or debt securities underlying the futures contract.  If the price of the futures contract at expiration is below the exercise price, the Funds would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing (selling) of put options on futures contracts is similar to purchase of the futures contracts, except that, if market price declines, the Fund would pay more than the current market price for the underlying securities or index units.  The net cost to the Fund would be reduced, however, by the premium received on sale of the puts, less any transaction costs.

COVERED CALL OPTIONS

The Growth Fund and the Income Fund may write (sell) covered call options on their portfolio securities in an attempt to enhance investment performance.  No more than 20% of a Fund’s net assets may be subject to covered options.

When the Growth Fund and the Income Fund write (sell) a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the “exercise price”) at any time during the option period, generally ranging up to nine months.  If the option expires unexercised, the Fund will realize gain to the extent of the amount received for the option (the “premium”) less any commission paid. If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price.  By writing a covered option, the Fund forgoes, in exchange for the premium less the commission (“net premium”), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

When the Growth Fund and the Income Fund sell an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund’s Statement of Assets and Liabilities as a deferred credit.  The amount of the deferred credit will be subsequently marked-to-market to reflect the current market value of the option written.  The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction (i.e., the Fund terminates its obligation as the writer of the option by purchasing a call option on the same security with the same exercise price and expiration date as the option previously written), the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option was sold) and the deferred credit related to such option will be eliminated.  If an option is exercised, the Fund will realize a long-term or short-term gain or loss from the sale of the underlying security, and proceeds of the sale will be increased by the net premium originally received.  The writing of covered options may be deemed to involve a pledge of the securities against which the option is being written.  Securities against which options are written will be segregated on the books of the Fund’s custodian.

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RISKS OF FUTURES AND OPTIONS INVESTMENTS

Each of the Growth Fund and the Income Fund will incur brokerage fees in connection with its futures and options transactions, and it will be required to segregate funds for the benefit of brokers as margin to guarantee performance of its futures and options contracts.  In addition, while such contracts will be entered into to reduce certain risks, trading in these contracts entails certain other risks.  Thus, while a Fund may benefit from the use of futures contracts and related options, unanticipated changes in interest rates may result in a poorer overall performance for that Fund than if it had not entered into any such contracts.  Additionally, the skills required to invest successfully in futures and options may differ from skills required for managing other assets in a Fund’s portfolio.

Each of the Growth Fund and the Income Fund may engage in over-the-counter options transactions with broker-dealers who make markets in these options.  The portfolio managers will consider risk factors such as their creditworthiness when determining a broker-dealer with which to engage in options transactions.  The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.  Certain over-the-counter options may be deemed to be illiquid securities and may not be readily marketable.  The portfolio managers will monitor the creditworthiness of dealers with which the Funds enter into such options transactions under the general supervision of the Board of Trustees.

PURCHASING CALL OPTIONS

Each of the Growth Fund and the Income Fund may purchase call options to the extent that call option coverage by a Fund does not constitute more than 20% of the Fund’s total assets.  When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option.  The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price.  The advantage of purchasing call options is that the Funds may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with those transactions.  The Funds may, following purchase of a call option, liquidate its position by effecting a closing sale transaction.  This is accomplished by selling an option of the same series as the option previously purchased.  The Funds will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid (less any commissions) to purchase the original call option; the Funds will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid (less any commissions) to purchase the original call option.

Although the Growth Fund and the Income Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist.  In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through exercise of such options.  Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Funds may expire without any value to the Funds, in which event the Funds would realize a capital loss that would be characterized as short-term unless the option was held for more than one year.

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PURCHASING PUT OPTIONS

No more than 20% of either the Growth Fund’s or the Income Fund’s total assets may be subject to put options.  Each Fund will, at all times during which it holds a put option, own the security covered by such option.  The purchase of the put on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if, at the time the put was acquired, the security had not been held for more than one year.

A put option purchased by either the Growth Fund or the Income Fund gives it the right to sell one of its securities for an agreed-upon price up to an agreed-upon date.  The Funds may purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”).  The ability to purchase put options will allow the Funds to protect unrealized gains in an appreciated security in their portfolios without actually selling the security.  If the security does not drop in value, the Funds will lose the value of the premium paid.  A Fund may sell a put option which it has previously purchased prior to sale of the securities underlying such option.  Such sale will result in a net gain or loss depending upon whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

The Growth Fund or the Income Fund may sell a put option purchased on individual portfolio securities.  Additionally, the Funds may enter into closing sale transactions.  A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

WRITING PUT OPTIONS

The Growth Fund and the Income Fund may also write put options on a secured basis, which means that a Fund will maintain, in a segregated account with its custodian, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period.  The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put options written by the Funds.  Secured put options will generally be written in circumstances where the portfolio managers wish to purchase the underlying security for a Fund’s portfolio at a price lower than the current market price of the security.  In such event, the Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.  With regard to the writing of put options, a Fund will limit the aggregate value of the obligations underlying such put options to 20% of its net assets.

Following the writing of a put option, the Growth Fund or the Income Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction.  This is accomplished by buying an option of the same series as the option previously written. A Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Growth Fund and the Income Fund will not engage in transactions in futures contracts or related options for speculation but only as a hedge against changes resulting from market conditions in the values of debt securities held in its portfolio or which it intends to purchase and where the transactions are appropriate to the reduction of the Fund’s risks.  The Trustees have adopted policies (which are not fundamental and may be modified by the Trustees without a shareholder vote) that, immediately after the purchase for a Fund of a futures contract or a related option, the value of the aggregate initial margin deposits with respect to all futures contracts (both for receipt and delivery), and premiums paid on related options entered into on behalf of the Fund, will not exceed 5% of the fair market value of the Fund’s total assets.  Additionally, the value of the aggregate premiums paid for all put and call options held by a Fund will not exceed 20% of its net assets. Futures contracts and put options written (sold) by a Fund will be offset by assets of the Fund held in a segregated account in an amount sufficient to satisfy obligations under such contracts and options.

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FOREIGN SECURITIES

The Growth Fund and the Income Fund may invest up to 40% of their total assets in foreign securities.  The Funds may invest without limit in U.S. dollar denominated foreign securities.  The Income Fund may invest up to 40% of its assets in foreign bonds denominated in foreign currencies.  No more than 20% of a Fund’s total assets will be represented by a given foreign currency.

Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and that may favorably or unfavorably affect the Funds’ performance.  As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers.  Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, price volatility can be greater than in the U.S.  Fixed commissions on some foreign securities exchanges and bid-to-asked spreads in foreign bond markets are generally higher than commissions and bid-to-asked spreads in U.S. markets, although the Funds will endeavor to achieve the most favorable net results on their portfolio transactions.  There is generally less government supervision and regulation of securities exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Funds’ agents to keep currently informed about corporate actions that may affect the prices of portfolio securities.  Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.  Payment for securities without delivery may be required in certain foreign markets.  In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.  Investments in foreign securities may also entail certain risks such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries.  Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.  Further, to the extent investments in foreign securities involve currencies of foreign countries, the Funds may be affected favorably or unfavorably by changes in currency rates and in exchange-control regulations, and may incur costs in connection with conversion between currencies.

Investments in companies domiciled in emerging countries may be subject to potentially greater risks than investments in developed countries.  The possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries.  Each Fund seeks to mitigate the risks associated with these considerations through diversification and active professional management.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Growth Fund and the Income Fund may enter into forward foreign currency exchange contracts in connection with its investments in foreign securities.  A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.  A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

The maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month, and forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts.  Also, forward contracts are traded directly between banks or currency dealers so that no intermediary is required.  A forward contract generally requires no margin or other deposit.  Closing transactions with respect to forward contracts are effected with the currency trader who is a party to the original forward contract.

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The Growth Fund and the Income Fund may enter into foreign contracts in several circumstances.  First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of interest and dividend payments on a security it holds, the Fund may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such interest and dividend payments, as the case may be.  By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying transaction, the Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend payment is declared, and the date on which such payments are made or received.

The Funds’ activities involving forward contracts may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, for qualification as a regulated investment company.

REPURCHASE AGREEMENTS

The Growth Fund and the Income Fund may enter into repurchase agreements with any member bank of the Federal Reserve System and any broker-dealer that is recognized as a reporting government securities dealer, whose creditworthiness has been determined by the Adviser or sub-adviser.  A repurchase agreement, which provides a means for the Funds to earn income on monies for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) acquires a security (“Obligation”) and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price.  The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund at the time of repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself.  For purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), a repurchase agreement is deemed to be a loan to the seller of the Obligation and is therefore covered by the Funds’ investment restrictions applicable to loans.  Each repurchase agreement entered into by a Fund requires that if the market value of the Obligation becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation, on a daily basis, to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  In the event a Fund is unsuccessful in seeking to enforce the contractual obligation to deliver additional securities, and the seller defaults on its obligation to repurchase, the Fund bears the risk of any drop in market value of the Obligation(s).  In the event that bankruptcy or insolvency proceedings were commenced with respect to a bank or broker-dealer before its repurchase of the Obligation, the Fund might encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation.  In the case of repurchase agreements, it is not clear whether a court would consider a repurchase agreement as being owned by the particular Fund or as being collateral for a loan by the Fund.  If a court were to characterize the transaction as a loan and the Fund had not perfected a security interest in the Obligation, the Funds could be required to return the Obligation to the bank’s estate and be treated as an unsecured creditor.  As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in that transaction.  The portfolio managers seek to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligations.

Securities subject to a repurchase agreement are held in a segregated account and the amount of such securities is adjusted on a daily basis so as to provide a market value at least equal to the repurchase price.  The Funds may not invest more than 15% of their net assets in repurchase agreements maturing in more than seven days.

REVERSE REPURCHASE AGREEMENTS

The Growth Fund and the Income Fund may obtain funds for temporary defensive purposes by entering into reverse repurchase agreements with banks and broker-dealers.  Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by that Fund to repurchase the same assets at a later date at a fixed price.  During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities.  During the time a reverse repurchase agreement is outstanding, the Fund will maintain a segregated custodial account consisting of cash, U.S. government securities or other liquid portfolio securities having a value at least equal to the repurchase price, plus accrued interest, subject to the agreement.  Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase.  Reverse repurchase agreements are considered borrowings by the Fund, and as such are subject to the investment limitations discussed in the section entitled “Borrowing.”

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SECURITIES LENDING

To increase return on portfolio securities, the Growth Fund and the Income Fund may lend their portfolio securities on a short-term basis to banks, broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least 102% of the market value of the securities loaned.  The amount of collateral required is determined based on values obtained by the securities lending agent which may, from time to time, differ from the values obtained using the Funds’ valuation policies, based upon certain differences that may exist in their respective valuation policies.  Invested collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the collateral.  Collateral will consist of U.S. government securities, cash equivalents or irrevocable letters of credit.  The Funds will not lend portfolio securities in excess of one-third of the value of their respective total assets, including collateral received from such loans.  There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.  In determining whether to lend securities, the Funds consider all relevant factors and circumstances, including creditworthiness of the borrower.  Although voting rights of the loaned securities may pass to the borrower, if a material event affecting the investment in the loaned securities is to occur, the applicable Fund must terminate the loan and vote the securities.  Alternatively, the Fund may enter into an arrangement that ensures that it can vote the proxy even while the borrower continues to hold the securities.

SECURITIES OF OTHER INVESTMENT COMPANIES

The Balanced Funds invest primarily in shares of the Growth Fund and the Income Fund.  The Balanced Funds believe that this diversification offers the opportunity to benefit from a variety of investment approaches and strategies employed by experienced investment professionals.  The Growth Fund and the Income Fund have adopted a policy by which they may invest in securities issued by other investment companies within the limitations of the 1940 Act, which permits them to acquire securities of registered open-end investment companies except pursuant to Section 12(d)(1)(F) and Section 12(d)(1)(G) under the 1940 Act.  As a shareholder of another investment company, the Funds would bear along with other shareholders their pro rata portion of the investment company’s expenses, including advisory fees.

MORTGAGE-BACKED SECURITIES AND MORTGAGE PASS-THROUGH SECURITIES

The Income Fund may invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage banks, commercial banks and others.  The Fund also invests in mortgage-backed securities guaranteed primarily by the Government National Mortgage Association (“GNMA”).  Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below.  The Fund may also invest in debt securities that are secured with collateral consisting of mortgage-backed securities (see “Collateralized Mortgage Obligations”), and in other types of mortgage-related securities.

A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate of return upon reinvestment.  To the extent that such mortgage-backed securities are held by the Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities.

When interest rates rise, mortgage prepayment rates decline, thus lengthening the life of a mortgage-related security and increasing the price volatility of that security, affecting the price volatility of the Fund’s shares.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts, with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments.  In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities.  Additional payments are caused by repayments of principal resulting from sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred.  Some mortgage-related securities (such as securities issued by the GNMA) are described as “modified pass-through.”  These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

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The principal governmental guarantor of mortgage-related securities is the GNMA.  GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development.  GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.  These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of the Fund’s shares.  Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages.  This premium is not guaranteed and will be lost if prepayment occurs.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”).  FNMA is a government-sponsored corporation owned entirely by private stockholders.  It is subject to general regulation by the Secretary of Housing and Urban Development.  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers, which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government.

FHLMC is a corporate instrumentality of the U.S. government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing.  FHLMC stock is owned by twelve Federal Home Loan Banks. FHLMC issues Participation Certificates (“PCs”), which represent interests in conventional mortgages from FHLMC’s national portfolio.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

In September 2008, the Federal Housing Finance Agency (“FHFA”) was appointed to be the Conservator of the FHLMC and the FNMA for an indefinite period.  In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as Conservator, the FHFA will control and oversee the entities until the FHFA deems them financially sound and solvent.  During the Conservatorship, each entity’s obligations are expected to be paid in the normal course of business.  Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of Treasury, through a secured lending credit facility and a Senior Preferred Stock Purchase Agreement, has attempted to enhance the ability of the entities to meet their obligations.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans.  Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.  Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments.  However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit.  The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund’s investment quality standards.  There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.  The Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, the portfolio managers determine that they meet the Fund’s quality standards.  Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

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TO BE ANNOUNCED SECURITIES (“TBAs”)

The Income Fund may also utilize the “To Be Announced” (“TBA”) market for mortgage-backed securities.  The TBA market allows investors to gain exposure to mortgage-backed securities with certain broad characteristics (maturity, coupon, age) without taking delivery of the actual securities until the settlement day which is once every month.  In addition, the Income Fund may utilize the dollar roll market, in which one sells, in the TBA market, the security for current month settlement, while simultaneously committing to buy the same TBA security for next month settlement.  The Income Fund may also enter into TBA transactions.  A TBA transaction is a contract for the purchase or sale of mortgage-backed security for future settlement at an agreed upon date but does not include a specified pool number and number of pools or precise amount to be delivered.  TBA transactions include most mortgage-backed securities represented in the MBS Index and may also include mortgages that do not yet exist.  The Income Fund may also use the dollar roll market to postpone delivery when TBA investments are made.

COLLATERALIZED MORTGAGE OBLIGATIONS (“CMOs”)

The Income Fund may invest in CMOs, which are hybrids between mortgage-backed bonds and mortgage pass-through securities.  Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually.  CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral.  CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid.  Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class.  Investors holding the longer maturity classes receive principal only after the first class has been retired.  An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”).  Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”).  The Collateral is pledged to a third party trustee as security for the Bonds.  Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z.  The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bonds currently being paid off.  When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid.  With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

STRIPPED MORTGAGE-BACKED SECURITIES

The Income Fund may also invest in stripped mortgage-backed securities, which are derivative multi-class mortgage securities.  The stripped mortgage-backed securities in which the Fund may invest will only be issued or guaranteed by the U.S. government, its agencies or instrumentalities.  Stripped mortgage-backed securities have greater market volatility than other types of mortgage securities in which the Fund may invest.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of stripped mortgage-backed security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).  The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets.  A rapid rate of principal payments may have a material adverse effect on the yield to maturity of any such IOs held by the Fund.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these IO securities even if the securities are rated in the highest rating categories, AAA or Aaa, by S&P or Moody’s, respectively.

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Stripped mortgage-backed securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers.  The staff of the SEC has indicated that it views such securities as illiquid.  The Fund’s investment in stripped mortgage securities will be treated as illiquid and will, together with any other illiquid investments, not exceed 15% of the Fund’s net assets.

RISKS OF MORTGAGE-BACKED SECURITIES

Mortgage-backed securities differ from conventional bonds in that principal is paid back over the life of the mortgage security rather than at maturity.  As a result, the holder of mortgage-backed securities (i.e., the Income Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages.  When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing mortgage securities.  For this reason, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of “locking in” long-term interest rates.

A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose the Fund to a lower rate of return upon reinvestment.  To the extent that such mortgage-backed securities are held by the Fund, the prepayment right of mortgagors may decrease or limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may decline more than, or may not appreciate as much as, the price of noncallable debt securities.  To the extent market interest rates increase beyond the applicable cap or maximum rate on a mortgage security, the market value of the mortgage-backed security would likely decline to the same extent as a conventional fixed-rate security.

In addition, to the extent mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder’s principal investment to the extent of the premium paid.  On the other hand, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to taxable shareholders, will be taxable as ordinary income.

The Fund may also invest in pass-through certificates issued by non-governmental issuers.  Pools of conventional residential mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment.  Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance.  The insurance and guarantees are issued by government entities, private insurance and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund’s quality standards.  The Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the poolers, the portfolio managers determine that the securities meet the Fund’s quality standards.

With respect to pass-through mortgage pools issued by non-governmental issuers, there can be no assurance that the private insurers associated with such securities can meet their obligations under the policies.  Although the market for such non-governmental issued or guaranteed mortgage securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.  The purchase of such securities is subject to the Fund’s limit with respect to investment in illiquid securities.

OTHER MORTGAGE-BACKED SECURITIES

The portfolio managers expect that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above.  The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments the principal or interest payments of which may vary or the terms to maturity of which may differ from customary long-term fixed-rate mortgages.  As new types of mortgage-related securities are developed and offered to investors, the portfolio managers will, consistent with the Income Fund’s investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.  The Fund will not invest in any new types of mortgage-related securities without prior disclosure to shareholders of the Fund.

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OTHER ASSET-BACKED SECURITIES

The Income Fund may also invest in other asset-backed securities.  The securitization techniques used to develop mortgage-backed securities are now being applied to a broad range of assets.  Through the use of trusts and special-purpose corporations, various types of assets, including automobile loans, computer leases and credit-card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a structure similar to the CMO structure.  The Income Fund may invest in these and other types of asset-backed securities that may be developed in the future.  In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest-rate fluctuations.

Several types of asset-backed securities have already been offered to investors, including Certificates of Automobile Receivables (“CARSsm”). CARSsm represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment-sales contracts and security interests in the vehicles securing the contracts.  Payments of principal and interest on CARSsm are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARSsm may be affected by early prepayment of principal on the underlying vehicle sales contracts.  If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors.  As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities.  Primarily, these securities may not have the benefit of any security interest in the related assets.  Credit-card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due.  There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.  To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.  Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion.  Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool.  This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.  The Fund will not pay any additional or separate fees for credit support.  The degree of credit support provided for each issue is generally based on historical information reflecting the level of credit risk associated with the underlying assets.  Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses.  The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments.  The amount of residual cash flow resulting from a particular issue of asset-backed securities will depend on, among other things, characteristics of the underlying assets, coupon rates on the securities, prevailing interest rates, administrative expenses and actual prepayment experience on the underlying assets.  Asset-backed security residuals not registered under the Securities Act of 1933, as amended (the “Securities Act”), may be subject to certain restrictions on transferability.  In addition, there may be no liquid market for such securities.

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The availability of asset-backed securities may be affected by legislative or regulatory developments.  It is possible that such developments may require the Fund to dispose of any existing holdings of such securities.

ZERO COUPON SECURITIES

The Income Fund may invest in zero coupon securities, which pay no cash income and are sold at substantial discounts from their value at maturity.  When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity.  Zero coupon securities are subject to greater market-value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash).  Zero coupon securities which are convertible into common stock offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow movements in the market value of the underlying common stock.  Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they usually are issued with maturities of 15 years or less and are issued with options and/or redemption features, exercisable by the holder of the obligation, entitling the holder to redeem the obligation and receive a defined cash payment.

Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal (“coupons”) that have been separated by their holder, typically a custodian bank or investment brokerage firm.  A holder will separate the interest coupons from the underlying principal (the “corpus”) of the U.S. Treasury security.  A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (TIGRStm) and Certificate of Accrual on Treasuries (CATStm).  The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Fund, most likely will be deemed the beneficial holder of the underlying U.S. government securities.  The Fund understands that the staff of the Securities and Exchange Commission (the “SEC”) no longer considers such privately stripped obligations to be U.S. government securities, as defined in the 1940 Act; therefore, the Fund intends to adhere to this staff position and will not treat such privately stripped obligations to be U.S. government securities for the purpose of determining if the Fund is “diversified” under the 1940 Act.

The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system.  The Federal Reserve program as established by the Treasury Department is known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities.”  Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments.  Once stripped or separated, the principal and coupons may be sold separately.  Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

RESETS

The interest rates paid on the Adjustable Rate Mortgages (“ARMs”) and CMOs in which the Income Fund may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest-rate index.  There are three main categories of indexes: those based on U.S. Treasury securities; those derived from a calculated measure such as a cost-of-funds index; or a moving average of mortgage rates.

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CAPS AND FLOORS

The underlying mortgages which collateralize the ARMs and CMOs in which the Income Fund invests will frequently have caps and floors that limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan.  Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than by limiting interest-rate changes.  These payment caps may result in negative amortization.

RULE 144A SECURITIES

The Growth Fund and the Income Fund may purchase securities which are not registered under the Securities Act, but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act.  In some cases, such securities are classified as “illiquid securities,” however, any such security will not be considered illiquid so long as it is determined by the Adviser or sub-adviser, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security.  This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

ILLIQUID SECURITIES

The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons.  Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act, but that may be purchased by institutional buyers pursuant to Rule 144A are subject to this 15% limit (unless such securities are variable-amount master-demand notes with maturities of nine months or less or unless the Adviser determines that a liquid trading market exists).

CONVERTIBLE SECURITIES

The Growth Fund may invest in convertible securities.  Common stock occupies the most junior position in a company’s capital structure. Convertible securities entitle the holder to exchange those securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert.  The provisions of any convertible security determine its ranking in a company’s capital structure.  In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are subordinated to the claims of other creditors, but are senior to the claims of preferred and common shareholders.  In the case of preferred stock and convertible preferred stock, the holder’s claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

SWAPS

To help enhance the value of its portfolio or manage its exposure to different types of investments, the Income Fund may enter into interest-rate, currency and mortgage-swap agreements and may purchase and sell interest-rate “caps,” “floors” and “collars.”  The potential loss from investing in swap agreements is much greater than the amount initially invested.  This would protect the Fund from a decline in the value of the underlying security due to rising rates, but would also limit its ability to benefit from falling interest rates.  The Fund will enter into interest-rate swaps only on a net basis (i.e., the two payment streams will be netted out, with the Fund receiving or paying as the case may be, only the net amount of the two payments).  The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest-rate swap will be accrued on a daily basis and an amount of cash or liquid portfolio securities having an aggregate value at least equal to the accrued excess will be maintained in a segregated account by the Fund’s custodian bank.  Interest-rate swaps do not involve the delivery of securities or other underlying assets or principal.  Thus, if the other party to an interest-rate swap defaults, the Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances.  For example, the purchaser of an interest-rate cap has the right to receive payments to the extent a specified interest-rate exceeds an agreed-upon level; the purchaser of an interest-rate floor has the right to receive payments to the extent a specified interest-rate falls below an agreed-upon level.  A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed-upon range.

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Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on a Fund’s performance.  Swap agreements involve risks depending upon the other party’s creditworthiness and ability to perform, as judged by the portfolio managers, as well as the Fund’s ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

REAL ESTATE INVESTMENT TRUSTS (REITs)

The Growth Fund and the Income Fund each may invest up to 10% of its net assets in real estate investment trusts (“REITs”). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income.  Generally, increases in interest rates will decrease the value of high-yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments.  In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended.  Equity and mortgage REITs are dependent upon management skill, and are subject to the risks of financing projects.  REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

BORROWING

Each Fund has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investments and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Fund’s total assets less liabilities (other than borrowings).  No Fund will purchase securities while borrowings in excess of 5% of its total assets are outstanding.

OTHER INVESTMENTS

Subject to prior disclosure to shareholders, the Board of Trustees may, in the future, authorize the Funds to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with the Fund’s investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

TEMPORARY DEFENSIVE PURPOSES

For temporary defensive purposes, the Funds may invest without limit in high-quality money-market securities.  The Funds may also, for temporary defensive purposes, invest in shares of no-load, money-market mutual funds.

INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions are considered fundamental, which means that they may only be changed by the vote of a majority of a Fund’s outstanding shares, which as used herein and in the Prospectus, means the lesser of: (1) 67% of a Fund’s outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of a Fund’s outstanding shares.  The percentage restrictions described below are applicable only at the time of investment and require no action by the Funds as a result of subsequent changes in value of the investments or the size of a Fund.

RESTRICTIONS APPLICABLE TO ALL FUNDS:

The Funds may not:

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1.
Purchase securities which would cause more than 25% of the value of the Fund’s total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry.  For purposes of this limitation, U.S. government securities are not considered members of any industry.

2.
Borrow money or issue senior securities as defined in the 1940 Act except that (a) the Funds may borrow money in an amount not exceeding one-third of the Fund’s total assets at the time of such borrowings, and (b) the Fund may issue multiple classes of shares.  The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or the issuance of shares of senior securities.

3.
With respect to 75% of the Fund’s total assets, purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. government and its instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.  This restriction shall not apply to shares of the Balanced Funds.

4.
Make loans or lend securities, if as a result thereof, more than 50% of the Fund’s total assets would be subject to all such loans.  For purposes of this limitation debt instruments and repurchase agreements shall not be treated as loans.

5.
Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from investing in REITs, securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in real estate business or invest or deal in real estate or interests therein).

6.
Underwrite securities issued by any other person, except to the extent that the purchase of securities and later disposition of such securities in accordance with the Funds’ investment program may be deemed an underwriting.

7.	Purchase or sell commodities except that the Fund may enter into futures contracts and related options, forward investing contracts and other similar instruments.

The Funds have adopted the following non-fundamental restrictions.  These non-fundamental restrictions may be changed by the Board of Trustees, without shareholder approval, in compliance with applicable law and regulatory policy.

1.	The Funds shall not invest in companies for purposes of exercising control or management.

2.
The Funds shall not purchase securities on margin, except that the Funds may obtain such short-term credits as are necessary for the clearance of transactions and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

3.
The Funds shall not sell securities short, unless they own or have the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling short.

4.
The Funds shall not purchase any security while borrowings representing more than 5% of the Fund’s total assets are outstanding (investment in repurchase agreements will not be considered to be loans for purposes of this restriction).

5.
The Funds will invest no more than 15% of the value of their net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days and other securities which are not readily marketable.

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MANAGEMENT OF THE FUNDS

THE BOARD OF TRUSTEES

The operations of each Fund are under the direction of the Board of Trustees. The Board establishes each Fund’s policies and oversees and reviews the management of each Fund.  The Board meets regularly to review the activities of the officers, who are responsible for the day-to-day operations of the Funds.  The Board also reviews the various services provided by the Adviser to ensure that each Fund’s general investment policies and programs are being carried out and administrative services are being provided to the Funds in a satisfactory manner.

The Trustees, including those Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) (the “Independent Trustees”) and their principal occupations during at least the past five years are set forth below.  The address of each Trustee is c/o the Adviser, 200 East Twelfth Street, Jeffersonville, IN 47130.

Name and Age	Position(s) Held With Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Directorships Held by Trustee

INDEPENDENT TRUSTEES
Gail C. Duree Age: 65	Trustee and Chair of the Board	Since Inception; and Since May 2010	Independent Financial Consultant; Treasurer, Montview Boulevard Presbyterian Church (1999 to 2009); Director and Board Member, Alpha Gamma Delta Foundation (philanthropic organization) (2005 to 2011)	4	None

Henry H. Gardiner, CFA Age: 61	Trustee	Since May 2008	Retired ; National Account Manager, SunGard iWorks (investment software company) (2000 to 2010)	4	None

David C. Hinks Age: 57	Trustee	Since August 2010	Fixed Income Portfolio Manager, Injured Workers’ Insurance Fund (an insurance provider) (1992 to present)	4	None

Elinor K. Hite Age: 69	Trustee	Since May 2008	Independent Human Resources Consultant (2008 to present); Adjunct Professor, Adler Graduate School (2008 to present); Senior Vice President of Human Resources, YMCA of the USA, (2005 to 2008); Director of Human Resources, Jenner & Block LLP (law firm) (1999 to 2005)	4	None

William C. Lauderbach Age: 68	Trustee and Vice Chair	Since August 2005; and Since May 2010	Principal, Whitestone, LLC (financial institution consulting firm) (May 2008 to present); Executive Vice President, Chemical Bank and Trust Company (1973 to May 2008)	4	None

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Name and Age	Position(s) Held With Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Directorships Held by Trustee

Joy Douglas Strome Age: 54	Trustee	Since August 2010	Pastor, Lake View Presbyterian Church (1996 to present); Moderator, Presbytery of Chicago (2007 to 2009)	4	None

INTERESTED TRUSTEES

Timothy P. Clark ** Age: 56	Trustee and President	Since May 2011	Chief Operating Officer, New Covenant Trust Company (2010 to present); Chief Operating Officer, Tri-Star Trust Bank (2000 to 2010); Vice President and Senior Trust Officer, Bank of Alma (1991 to 2000); Citizens Banking Corporation (1978 to 1991)	4	None

Samuel W. McNairy *** Age: 69	Trustee	Since August 2005	Retired; Deloitte & Touche LLP (audit, tax, consulting and financial advisory services firm) (1964 to 2001, retired as Partner in 2001); Trustee, Presbyterian Church (U.S.A.) Foundation (2005 to 2010)	4	None

*	Each Trustee shall hold office for life or until his or her successor is elected and qualified or until the Trust terminates.
**	Mr. Clark is deemed to be an “Interested Trustee” due to his status as an officer of the Trust and an affiliated person of the Adviser.
***	Mr. McNairy is deemed to be an “Interested Trustee” due to his previous affiliation with the Presbyterian Church (U.S.A.) Foundation, which affiliation terminated in October 2010.

BOARD LEADERSHIP STRUCTURE

The Board of Trustees relies upon an Independent Trustee to serve as the Chair of the Board.  In this role, the Chair presides at all meetings of the Board and acts as a liaison between the Board, management and legal counsel to the Trust and independent legal counsel to the Independent Trustees.  The Board also relies upon an Independent Trustee to serve as Vice Chair of the Board to assist the Chair with the administration of Board functions.  The Chair and the Vice Chair may perform such other functions as may be requested by the Board from time to time.  Except for any duties specified herein or pursuant to the Trust’s Trust Instrument and By-laws, the designation of Chair and Vice Chair does not impose on such Independent Trustees any duties, obligations or liabilities that are greater than the duties, obligations or liabilities imposed on such persons as members of the Board.  The Board has designated a number of standing committees, as further discussed below, each of which has a Chair who is an Independent Trustee and which assists with the administration of the Trust’s operations.  The Board may also designate working groups or ad hoc committees as it deems appropriate, from time to time, in order to carry out the functions of the Board.  The Board regularly reviews this leadership structure and believes it to be appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibilities among committees of Trustees and the full Board in a manner that enhances effective oversight.

There are no specific required qualifications for Board membership.  The Board believes that the different perspectives, viewpoints, professional experience, education and individual attributes of each Trustee represent a diversity of experiences and skills.  In addition to the table above, the following is a brief discussion of the specific experience, qualifications, attributes and skills that led to the conclusion that each Trustee is qualified to serve as a Trustee.

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Gail C. Duree.  Ms. Duree is experienced in financial, accounting and investment matters through her experience as an Independent Financial Consultant as well as through her service as Treasurer of the Montview Boulevard Presbyterian Church from 1999 to 2009.  Ms. Duree also served as a Director of the Alpha Gamma Delta Foundation from 2005 to 2011 where she sat as Chair of the Investment Committee.

Henry H. Gardiner, CFA.  Mr. Gardiner is a private investor with extensive experience through previous positions as a Product Manager at Paine Webber, a stock brokerage and asset management firm, as well as a Portfolio Manager in the Trust Divisions of First Fidelity Bank, NA and The Wyoming National Bank, NA.  In addition, Mr. Gardiner has relevant investment industry experience gained through his position as a National Account Manager at SunGard iWorks, a leading software and technology company that provides software and processing solutions for the financial services sector, where he was employed from June 2000 to 2010.

David C. Hinks.  Mr. Hinks has extensive investment experience derived from his services as a Portfolio Manager at Injured Workers’ Insurance Fund, a worker’s compensation insurance provider, since May 1992.

Elinor K. Hite.  Ms. Hite has served on a number of boards.  She currently serves as an Independent Human Resources Consultant and an Adjunct Professor at the Adler Graduate School of Professional Psychology.  Previously, Ms. Hite served as the Senior Vice President of Human Resources for the YMCA of the USA, Director of Human Resources at the law firm of Jenner & Block, LLP, and as Human Resource Director of BP Amoco.  Effective November 21, 2011, Ms. Hite will no serve as a Trustee with the Trust.

William C. Lauderbach.  Mr. Lauderbach has substantial experience in financial and investment matters through his thirty-five years of service at Chemical Bank where he held positions as Senior Investment Officer and Executive Vice President.  In addition, Mr. Lauderbach is currently a principal at Whitestone, LLC where he provides advice to financial institutions on a broad range of financial and investment issues.

Timothy P. Clark .  Mr. Clark has substantial experience in financial and investment matters through his years of service in the financial industry.  Mr. Clark currently serves as Chief Operating Officer of New Covenant Trust Company, N.A., a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation.  Mr. Clark founded Tri-Star Trust Bank and served as its Chief Operating Officer from July 2000 until October 2010.  Prior to launching Tri-Star Trust Bank, Mr. Clark served as Vice President and Senior Trust Officer of Bank of Alma in Alma, Michigan from February 1991 until July 2000.  Mr. Clark began his career at Citizen Banking Corporation in Flint, Michigan in 1978 and continued his career there until 1991.

Samuel W. McNairy.  Mr. McNairy has substantial financial, accounting and investment experience through his thirty-three years of work at Deloitte & Touche LLP from which he retired as Partner in 2001.  Mr. McNairy also served as a Trustee of Presbyterian Church (U.S.A) Foundation from January 2005 to October 2010.

Joy Douglas Strome.  Ms. Strome has substantial experience with the social witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.) through her service as Pastor of Lake View Presbyterian Church since 1996 and her previous experience as Moderator of the Presbytery of Chicago from 2007 until 2009.

BOARD’S ROLE IN RISK OVERSIGHT

As part of the general oversight of the Funds, the Board is involved in the risk oversight of the Funds.  The Board has adopted and periodically reviews policies and procedures designed to address the Funds’ risks.  Oversight of investment and compliance risk, including oversight of sub-advisers, is performed primarily at the Board level in conjunction with the Trust’s Chief Compliance Officer (“CCO”), and oversight of other risks occurs at the Committee level.  The Board reviews reports on the Funds’ and the service providers’ compliance policies and procedures at each quarterly Board meeting and receives an annual report from the CCO regarding the operations of the Funds’ and the service providers’ compliance program.  The Audit Committee reviews with the Adviser the Funds’ major financial risk exposures and the steps the Adviser has taken to monitor and control these exposures, including the Funds’ risk assessment and risk management policies and guidelines.  The Nominating and Corporate Governance Committee monitors matters related to the corporate governance of the Trust.  The Valuation Committee monitors valuation risk and compliance with the Funds’ Valuation Procedures.

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The Board met six times during the fiscal year ended June 30, 2011.  With the exception of Mr. Clark who was not elected to the Board until May 2011, all of the current Trustees attended at least 75% of the Board meetings held during the fiscal year and the meetings of the Board Committees on which they served.

EXECUTIVE OFFICERS

Officers of the Trust are appointed by the Board to oversee the day-to-day activities of each of the Funds.  Information about the executive officers of the Trust, including their principal occupations during the past five years, is set forth below.  Certain of these officers are also officers and/or employees of the Adviser, and certain of these officers are also officers and/or employees of U.S. Bancorp Fund Services, LLC, the administrator to the Funds.  Unless otherwise stated, the address of each officer is c/o the Adviser, 200 East Twelfth Street, Jeffersonville, Indiana 47130.

Name and Age	Position (s) Held With Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years

EXECUTIVE OFFICERS
Joseph L. Heintzman Age: 61	Vice President	Since March 2008
Vice President, Director of Investment Management Operations, New Covenant Trust Company (2010 to present); Vice President, Finance, New Covenant Trust Company (2006 to 2010); Financial Advisor, Merrill Lynch (2005 to 2006), Senior Vice President & CFO, Hilliard Lyons Inc. (retail brokerage and wealth management) (1996 to 2004)

Cathy C. Benge** Age: 55	Chief Compliance Officer, Anti-Money Laundering Compliance Officer	Since February 2009
Chief Compliance Officer, Presbyterian Church (U.S.A.) Foundation, New Covenant Trust Company, N.A., New Covenant Funds (2009 to present); Compliance Specialist, Presbyterian Church (U.S.A.) Foundation (2006 to 2009); Administrative Specialist, New Covenant Trust Company, N.A. (2005 to 2006)

Jason Hadler 777 E. Wisconsin Avenue Milwaukee, WI 53202 Age: 36	Treasurer	Since May 2011	Vice President, Fund Administration and Compliance, U.S. Bancorp Fund Services, LLC (2003 to present)

Scott Ostrowski 777 E. Wisconsin Avenue Milwaukee, WI 53202 Age: 31	Secretary and Assistant Treasurer	Since May 2011	Vice President, Fund Administration and Compliance, U.S. Bancorp Fund Services, LLC (2006 to present)
*	Each officer serves until his or her successor shall have been elected and qualified or until his or her earlier resignation.
**	The Trust’s Chief Compliance Officer (“CCO”) is also an employee of the Adviser. The Funds reimburse the Adviser for a portion of the CCO’s annual compensation paid by the Adviser.

BOARD COMMITTEES

The Board has an Audit Committee, a Valuation Committee, and a Nominating and Corporate Governance Committee, each of which is comprised solely of the Independent Trustees, currently Ms. Duree, Mr. Gardiner, Mr. Hinks, Ms. Hite, Mr. Lauderbach and Ms. Strome.  The Audit Committee makes recommendations to the Board of Trustees with respect to the engagement of independent auditors and reviews with the independent auditors the plan and results of the audit engagement and matters having a material effect on the Trust’s financial operations.  The Audit Committee held two meetings during the Trust’s last fiscal year.

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The Nominating and Corporate Governance Committee is responsible for the selection and nomination of candidates to serve as Trustees.  The Nominating and Corporate Governance Committee does not have a stated policy for considering nominees recommended by shareholders. The Nominating and Corporate Governance Committee held three meetings during the Trust’s last fiscal year.

The Valuation Committee is responsible for overseeing the valuation of the portfolio securities held by the Funds through the Adviser’s implementation of the Trust’s procedures with respect to valuation of portfolio securities.  The Valuation Committee met four times during the Trust’s last fiscal year.

PROXY VOTING POLICY

The Adviser shall consider only those factors that relate to the shareholder’s investment including how its vote will economically and socially responsibly impact and affect the value of the client’s investment, mindful that, after conducting an appropriate cost-benefit analysis, not voting at all on a presented proposal may be in the best interest of the client.

Proxy votes generally will be cast in favor of proposals that:

1) maintain or strengthen the shared interests of shareholders and management;

2) increase shareholder value;

3) maintain or increase shareholder influence over the issuer’s board of directors and management;

4) maintain or increase the rights of shareholders;

5) are consistent with the socially responsible policies of the Presbyterian Church (U.S.A.); and

6) maintain or enhance the integrity and oversight of the corporation and its public reporting.

Proxy votes generally will be cast against proposals having the opposite effect.  From time-to-time, the Adviser will abstain or provide a “No” vote in situations where the Adviser determines that the matter is too costly to research thoroughly.

In exercising its voting discretion, the Adviser and its employees shall avoid any direct or indirect conflict of interest raised by such voting decision.  The Adviser will notify the Trustees if any substantive aspect or foreseeable result of the subject matter to be voted upon raises an actual or potential conflict of interest to the Adviser or any affiliate of the Adviser.

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 877-835-4531; (ii) on the Funds’ website at http://www.NewCovenantFunds.com; and (iii) on the SEC’s website at http://www.sec.gov.

SECURITIES AND OTHER INTERESTS

No officer or employee of the Adviser receives any compensation from the Funds for serving as an officer or Trustee of the Trust.  The Funds do not compensate the officers or Trustees of the Trust for the services they provide to the Funds.1  The Funds do reimburse officers and Trustees of the Trust for out-of-pocket expenses incurred in providing their services to the Trust.

1	The Funds reimburse the Adviser for a portion of the CCO’s annual compensation paid by the Adviser. The amount reimbursed by the Funds does not exceed $60,000.

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As of September 30, 2011, the Trustees and officers of the Trust individually and as a group owned beneficially less than 1% of the outstanding shares of any Fund.  The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in the Funds as of December 31, 2010.

Trustees	Dollar Range of Equity Securities in the Growth Fund	Dollar Range of Equity Securities in the Income Fund	Dollar Range of Equity Securities in the Balanced Growth Fund	Dollar Range of Equity Securities in the Balanced Income Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee within the Family of Investment Companies
Independent Trustees
Gail C. Duree	$1 - $10,000	$1-$10,000	$1 - $10,000	$1 - $10,000	$10,001 - $50,000
Henry Gardiner	None	None	$1 - $10,000	None	$1 - $10,000
David C. Hinks	None	None	None	None	None
Elinor Hite **	$1 - $10,000	None	None	$1 - $10,000	$1 - $10,000
William C. Lauderbach	$10,001 - $50,000	$10,001 - $50,000	None	None	$50, 001 - $100, 000
Joy Douglas Strome	None	None	None	None	None
Interested Trustees
Timothy P. Clark	$10,001 - $50,000	None	None	None	$10,001-$50,000
Samuel W. McNairy	$10,001 - $50,000	$10,001 - $50,000	None	None	$10,001-$50,000
*	Effective November 21, 2011, Ms. Hite will no longer serve as a Trustee of the Trust.

The Adviser, which operates as a “manager of managers” and the Trust have obtained an exemptive order from the SEC that permits the Adviser, with the approval of the Board of Trustees, to retain unaffiliated sub-advisers for a Fund without submitting the sub-advisory agreements to a vote of the Fund’s shareholders.  In the event that there is a change in any of the sub-advisers to the Funds, shareholders will receive information about the change and about any new sub-advisers selected.  While shareholders are not permitted to vote on the selection of new sub-advisers, they retain the right to vote on any material change to the Adviser.  The Adviser has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee sub-advisers and recommend their hiring, termination and replacement.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control persons are those owning more than 25% of the voting securities, which can effect the control on the voting securities of other security holders.  Principal holders are those persons who own 5% or greater of a Fund’s voting securities.  The Presbyterian Church (U.S.A.) Foundation (the “Foundation”), which is the parent of the Adviser, may be deemed to control certain of the Funds due to its substantial ownership of shares of the Funds.  Certain officers and employees of the Presbyterian Foundation also serve as officers and employees of the Adviser and of the Funds and are therefore directly involved in the ongoing management and operations of the Adviser and the Funds.  These individuals are subject to the Codes of Ethics of each of the Presbyterian Foundation, the Adviser and the Funds which address the potential conflicts of interest that may exist as a result of their simultaneously holding positions with these entities.  As of September 30, 2011, the following persons owned beneficially or of record, the following percentage of each Fund’s voting securities:

NAME AND ADDRESS	PERCENTAGE OF FUND’S VOTING SECURITIES
NEW COVENANT GROWTH FUND:

PRESBYTERIAN FOUNDATION	59.62%
200 EAST TWELFTH ST
JEFFERSONVILLE, IN 47130

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NAME AND ADDRESS	PERCENTAGE OF FUND’S VOTING SECURITIES
NEW COVENANT BALANCED GROWTH FUND	24.40%
200 EAST TWELFTH ST
JEFFERSONVILLE, IN 47130-3854

NEW COVENANT BALANCED INCOME FUND	4.98%
200 EAST TWELFTH ST
JEFFERSONVILLE, IN 47130-3854

NEW COVENANT INCOME FUND:

PRESBYTERIAN FOUNDATION	55.91%
200 EAST TWELFTH ST
JEFFERSONVILLE, IN 47130

NEW COVENANT BALANCED GROWTH FUND	19.80%
200 EAST TWELFTH ST
JEFFERSONVILLE, IN 47130-3854

NEW COVENANT BALANCED INCOME FUND	11.49%
200 EAST TWELFTH ST
JEFFERSONVILLE, IN 47130-3854

NEW COVENANT BALANCED GROWTH FUND :

LADUE CHAPEL PRESBYTERIAN	5.22%
9450 CLAYTON ROAD
CLAYTON, MO

INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISER

To assist the Trustees and officers in carrying out their duties and responsibilities, the Trust has employed One Compass Advisors (the “Adviser”) as the Funds’ investment adviser.  One Compass Advisors was formerly known as the NCF Investment Department of New Covenant Trust Company, N.A.  New Covenant Trust Company, N.A. is a subsidiary of the Foundation, which for many years administered an investment program for institutions prior to creating the Trust Company and sponsoring the Funds.

The Adviser is a subsidiary of the Foundation.  The Foundation may be deemed to control certain of the Funds due to its substantial ownership of shares of the Funds.  Certain officers and employees of the Foundation also serve as officers and employees of the Adviser.  These relationships may involve conflicts, such as a risk that a decision by the Foundation may adversely affect the Funds.  Purchases and redemptions by the Foundation, due for example to reallocation of Foundation assets, may result in a Fund having to sell securities or invest cash when it otherwise would not do so.  Large redemptions by the Foundation may cause a Fund’s expense ratio to increase due to a resulting smaller asset base as well as increase transaction costs, including brokerage costs.

The Adviser is a separate division of New Covenant Trust Company, N.A. and is registered as an investment adviser with the SEC.  Prior to May 14, 2001, New Covenant Trust Company, N.A. served as investment adviser to the Funds.  As of May 14, 2001, New Covenant Trust Company, N.A. assigned the Investment Advisory Agreement for the Funds to the Adviser.

The Trust and the Adviser have entered into an Investment Advisory Agreement with respect to each Fund (the “Agreement”).  The Agreement will continue in effect from year to year only if such continuance is approved annually by either the Board of Trustees or by a vote of a majority of the outstanding voting securities of the respective Fund, and in either case by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party to the Agreement, voting in person at a meeting called for the purpose of voting on such approvals.  The Agreement was continued for the year ending June 30, 2012 by vote of the Trustees at a meeting of the Board of Trustees on May 16, 2011.  The Agreement may be terminated at any time without penalty by the Board of Trustees, by votes of the shareholders or by the Adviser, upon sixty days written notice. The Agreement terminates automatically upon assignment (as defined in the 1940 Act).

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For providing investment advisory services and assuming certain Fund expenses, the Growth Fund pays the Adviser a monthly fee at the annual rate of 0.87% of the value of the Growth Fund’s average daily net assets and the Income Fund pays the Adviser a monthly fee at the annual rate of 0.65% of the value of the Income Fund’s average daily net assets.  Prior to January 1, 2011, the Growth Fund paid the Adviser a monthly fee at the annual rate of 0.99% of the value of its average daily net assets and the Income Fund paid the Adviser a monthly fee at the annual rate of 0.75% of the value of its average daily net assets.  The advisory fees received by the Adviser are used to pay the fees of the sub-advisers. The Adviser does not receive advisory fees for the Balanced Funds.

During the fiscal years ended June 30, 2009, 2010 and 2011, the Adviser received the following fees from the Funds for its services (net of waivers or reimbursements, as described below):

	2009*	2010*	2011
New Covenant Growth Fund	$ 5,085,714	$6,071,245	$ 6,173,411
New Covenant Income Fund	$ 2,428,175	$2,292,811	$ 2,807,542
New Covenant Balanced Growth Fund	$ 0	$ 0	$ 0
New Covenant Balanced Income Fund	$ 0	$ 0	$ 0
* During the fiscal year ended June 30, 2009, the Adviser waived a portion of its advisory fee in an amount equivalent to the shareholder services fees paid by the Growth Fund and Income Fund.  These amounts totaled $1,123,015 and $652,129 for the Growth Fund and Income Fund, respectively.  For the fiscal year ended June 30, 2010, the Adviser reimbursed a portion of the shareholder services fees (up to 0.17% of average net assets) for the Growth Fund and waived a portion of its advisory fee (up to 0.25% of average net assets) for the Income Fund.  These amounts totaled $687,902 and $623,760 for each Fund, respectively.  The Adviser also reimbursed the Balanced Growth Fund and Balanced Income Fund a portion of the shareholder services fees (up to 0.17% of average net assets) paid by the Balanced Growth Fund and Balanced Income Fund.    From July 1, 2010 through December 31, 2010, the Adviser reimbursed a portion of the shareholder services fees (up to 0.17% of average net assets) for the Growth Fund, Balanced Growth Fund and Balanced Income Fund and waived a portion of its advisory fee (up to 0.25% of average net assets) for the Income Fund.  These amounts totaled $346,293, $214,563, $72,772 and $277,572 for each Fund, respectively.  Effective January 1, 2011, the Funds no longer pay shareholder servicing fees on assets not held through a qualified broker-dealer and the Adviser discontinued waiving any of its investment advisory fees.

Investment Advisory Services: The Adviser provides a continuous investment program for each of the Funds in accordance with each Fund’s investment objectives, policies, and restrictions as stated in such Fund’s Prospectus and Statement of Additional Information and all amendments or supplements thereto, and resolutions of the Board of Trustees as may be adopted from time to time.  The Adviser further agrees that it:

(a)
will supervise and direct each Fund’s investments and shall have the discretion to determine from time to time what investments, securities, commodities or financial futures contracts will be purchased, retained, sold or lent by the Funds and what portion of the assets will be invested in cash;

(b)
for purposes of managing the Funds the Adviser may appoint one or more sub-advisers (as provided in the section below) to which it may delegate all of any portion of the responsibilities granted to it herein; and

(c)
will conform with all applicable Rules and Regulations of the SEC as they pertain to the registration of the Trust and, in addition, will conduct its activities under this Agreement in accordance with any applicable regulations of any governmental authority pertaining to the investment advisory activities of the Adviser.

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In addition to managing the investments, the Adviser also makes recommendations with respect to other aspects and affairs of the Funds.  The Adviser also furnishes the Funds with certain administrative services, office space and equipment.  All other expenses incurred in the operation of the Funds are borne by the respective Funds.

THE SUB-ADVISERS

The Adviser has entered into sub-advisory agreements with each sub-adviser to assist in the selection and management of the Growth Fund’s and the Income Fund’s investment securities.  In this regard, the Trust has received from the SEC an exemptive order that permits the Adviser to engage and terminate sub-advisers without shareholder approval.  It is the responsibility of the sub-advisers, under the direction of the Adviser, to make day-to-day investment decisions for the Funds.  The sub-advisers also place purchase and sell orders for portfolio transactions of the Funds consistent with social-witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.) and in accordance with each Fund’s investment objective and policies.

The Adviser pays each sub-adviser a quarterly fee for their services in managing assets of the Funds.  Such fees are based on the annual rates noted below.  The Adviser pays the sub-advisers’ fees directly from its own advisory fees.  The sub-advisory fees are based on the assets of the Fund for which a sub-adviser is responsible for making investment decisions.  The Adviser allocates the portion of each Fund’s assets for which a sub-adviser will make investment decisions.  Reallocations may be made at any time at the Adviser’s discretion.

Name of Current Sub-Adviser	Fund Name	Annual Sub-Advisory Fee as a Percentage of Assets Managed
Baillie Gifford Overseas Ltd.	Growth Fund
0.65% of the first $25 million; 0.55% of the next $75 million; 0.45% of the next $300 million and 0.35% thereafter, subject to an annual minimum fee of $300,000.  Assets managed are deemed to include assets managed by the Sub-Adviser for an affiliate of the Adviser.

Robert W. Baird & Co. Incorporated	Income Fund	0.15% of the first $175 million and 0.10% thereafter
Brockhouse & Cooper International, Inc.*	Growth Fund	$82,000 per annum, plus 0.03% of assets in excess of $275 million allocated to the Sub-Adviser.
EARNEST Partners, LLC	Income Fund	0.15% of the first $175 million and 0.10% thereafter
Sound Shore Management, Inc.	Growth Fund
0.75% of the first $10 million, 0.50% of the next $90 million, 0.35% on the next $50 million; if the Segment has assets in excess of $150 million at the end of any calendar quarter: 0.75% of the first $10 million, 0.50% of the next $90 million and 0.25% on the balance over $100 million. Assets managed are deemed to include assets managed by the Adviser in accordance with any model investment portfolio provided by the Sub-Adviser to the Adviser or its affiliates from time to time.

Sustainable Growth Advisers, LP**	Growth Fund	0.35% of assets under management
TimesSquare Capital Management, LLC	Growth Fund	0.80% of the first $50 million; 0.70% of the next $50 million; and 0.60% of assets over $100 million.
*
Brockhouse & Cooper International, Inc. became a Sub-Adviser to the Growth Fund on December 17, 2010.  Brockhouse & Cooper International, Inc. may use employees of its affiliated entities to manage assets of the Growth Fund and these individuals are deemed to be associated persons of Brockhouse & Cooper International, Inc. for regulatory purposes.

**	Sustainable Growth Advisers, LP became a Sub-Adviser to the Growth Fund on October 19, 2011.

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During the fiscal years ended June 30, 2009, 2010 and 2011, the sub-advisers received the following as compensation for their services:

	2009	2010	2011
Baillie Gifford Overseas, Ltd. (6)	N/A	$4,766	$641,999
Robert W. Baird & Co., Incorporated	$125,928	$237,977	$313,608
Brockhouse & Cooper International, Inc.	N/A	N/A	$82,441
Capital Guardian Trust Company(2)	$419,010	$533,781	N/A
EARNEST Partners, LLC	$85,483	$196,918	$300,799
Mazama Capital Management, Inc.(1)	$22,170	N/A	N/A
Russell Implementation Services, Inc.(1)	$39,471	N/A	N/A
Santa Barbara Asset Management, LLC (8)	$357,121	$415,751	$431,198
Sound Shore Management, Inc.	$463,744	$563,497	$597,258
Sterling Capital Management LLC(4)	$69,112	$149,998	N/A
Sustainable Growth Advisers, LP (7)	N/A	N/A	N/A
TimesSquare Capital Management, LLC	$26,943	$156,702	$190,865
Tattersall Advisory Group, Inc.(3)	$243,473	N/A	N/A
Wellington Management Company, LLP (5)	$877,188	$770,334	$349,842
(1)
Mazama Capital Management, Inc. was terminated effective July 31, 2008, as sub-adviser to the Growth Fund and was replaced by Russell Implementation Services, Inc., which was replaced by TimesSquare Capital Management, LLC on April 20, 2009.

(2)	Capital Guardian Trust Company was terminated effective June 17, 2010, as sub-adviser to the Growth Fund and was replaced by Baillie Gifford Overseas, Ltd.
(3)	Tattersall Advisory Group, Inc. was terminated as sub-adviser to the Income Fund effective January 1, 2009.
(4)	Sterling Capital Management LLC was terminated effective August 23, 2010, as sub-adviser to the Income Fund.
(5)	Wellington Management Company, LLP was terminated effective December 17, 2010, as sub-adviser to the Growth Fund.
(6)	Baillie Gifford Overseas, Ltd. became a sub-adviser to the Growth Fund on June 17, 2010.
(7)	Sustainable Growth Advisers, LP became a sub-adviser to the Growth Fund on October 19, 2011.
(8)	Santa Barbara Asset Management, LLC was terminated effective October 19, 2011, as sub-adviser to the Growth Fund and was replaced by Sustainable Growth Advisers, LP.

Continuance of the sub-advisory agreements must be specifically approved at least annually (i) by vote of the Trustees or by vote of the shareholders of the Funds, and (ii) by vote of a majority of the Trustees who are not parties to the sub-advisory agreements or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  Each sub-advisory agreement will terminate if assigned, and is terminable at any time without penalty by the sub-adviser or by the Trustees of the Trust, or by a majority of the outstanding shares of the applicable Funds on 60 days’ written notice to the Adviser and the sub-adviser.  Please see Appendix B of this SAI for additional information on the sub-advisers.

EXPENSES

Each Fund pays all expenses not assumed by the Adviser, including, but not limited to: Trustees’ expenses; audit fees; legal fees; interest expenses; brokerage commissions; registration and notification of shares for sale with the SEC and with various state securities commissions; taxes; cost of insurance; fees of the Funds’ administrator, custodian, fund accountant, transfer agent or other service providers; costs of obtaining quotations of portfolio securities; and the pricing of Fund shares.

CODE OF ETHICS

The Trust and the Adviser, jointly, each sub-adviser, and Quasar Distributors, LLC, separately, have adopted Codes of Ethics designed to prevent affiliated persons of the Trust, the Adviser, each sub-adviser and Quasar Distributors, LLC from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds.  Each Code of Ethics permits personnel subject to that code to, under certain circumstances, invest in securities, including securities that may be purchased or held by a Fund.  These Codes of Ethics are available to the public through the SEC website.

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OTHER SERVICE PROVIDERS

DISTRIBUTOR

Quasar Distributors, LLC serves as the principal underwriter (the “Distributor”) for the Trust pursuant to a Distribution Agreement.  The Distribution Agreement was approved at a meeting of the Board of Trustees on February 21, 2011, for an initial two-year term commencing on March 15, 2011, and is renewable annually thereafter.  The Distribution Agreement is terminable without penalty on 60 days’ written notice, by the Board of Trustees, by vote of a majority of the outstanding voting securities of the Trust, or by the Distributor.  The Distribution Agreement will also terminate automatically in the event of its assignment.  The Distributor is an affiliate of U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent, fund administrator and fund accountant.  The Distributor’s business address is 615 East Michigan Street, 4th Floor, Milwaukee, Wisconsin 53202.

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC (“USBFS”) provides transfer agency services for the Funds. As part of these services, USBFS processes shareholder transactions and provides shareholder information services, compliance reporting, and identity theft prevention and anti-money laundering services. USBFS maintains the Trust’s records in connection with the services it provides.  USBFS’ business address is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

ADMINISTRATION AGREEMENT AND FUND ACCOUNTING AGREEMENT

USBFS provides fund accounting and administration services to the Funds. The Trust has a Fund Accounting Servicing Agreement and a Fund Administration Servicing Agreement (together, the “Service Agreements”) with USBFS.  The services include the day-to-day administration of matters necessary to each Fund’s operations, maintenance of records and the books of the Trust, preparation of reports, assistance with compliance monitoring of the Funds’ activities, calculation of each Fund’s net asset value in accordance with the provisions of the Funds’ current Prospectus, and certain supplemental services in connection with the Trust’s obligations under the Sarbanes-Oxley Act of 2002.

For the fiscal years ended June 30, 2009, June 30, 2010 and June 30, 2011, the Funds paid USBFS the following fees for administration services:

	2009	2010	2011
New Covenant Growth Fund	$131,766	$149,961	$140,272
New Covenant Income Fund	$86,303	$84,922	$88,462
New Covenant Balanced Growth Fund	$49,728	$53,266	$52,154
New Covenant Balanced Income Fund	$17,297	$17,239	$18,753

SHAREHOLDER SERVICES AGREEMENTS

The Trust is a party to certain shareholder services agreements pursuant to which the Funds are authorized to make payments to certain entities which may include investment advisers, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship.  Under the terms of each shareholder services agreement, a Fund is authorized to pay an Authorized Service Provider (which, prior to January 1, 2011, included affiliates of the Funds) a shareholder services fee at the rate of 0.25% on an annual basis of the average daily net asset value of the shares of the Fund attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship.  Among the types of shareholder services that may be compensated under the Agreements are: (1) answering customer inquiries of a general nature regarding the Funds; (2) responding to customer inquiries and requests regarding statements of additional information, reports, notices, proxies and proxy statements, and other Fund documents; (3) delivering prospectuses and annual and semi-annual reports to beneficial owners of Fund shares; (4) assisting the Trust in establishing and maintaining shareholder accounts and records; and (5) assisting customers in changing account options, account designations, and account addresses, and providing such other shareholder administrative services as may be reasonably requested.

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During the fiscal years ended June 30, 2010 and June 30, 2011, the Growth Fund, Income Fund, Balanced Growth Fund and Balanced Income Fund made the following payments pursuant to such shareholder services agreements, a substantial majority of which payments were made to an affiliate of the Adviser.    As of January 1, 2011, the Funds no longer ma de payments to affiliates.

	2010	2011
New Covenant Growth Fund	$1,234,096	$613,762
New Covenant Income Fund	$623,760	$354,848
New Covenant Balanced Growth Fund	$599,462	$317,502
New Covenant Balanced Income Fund	$205,095	$110,833

CUSTODIAN SERVICES

JPMorgan Chase Bank N.A. (“JPMorgan”), 270 Park Avenue, New York, NY 10017-2070, serves as custodian for the Funds pursuant to a Custodian Agreement.  As custodian, JPMorgan holds or arranges for the holding of all portfolio securities and other assets of the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm of Ernst & Young LLP (“E&Y”), 155 North Wacker Drive, Chicago, Illinois 60606, has been designated as independent registered public accounting firm for each Fund.

LEGAL COUNSEL

Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, serves as legal counsel for the Trust.

BROKERAGE

The Adviser and sub-advisers, in effecting the purchases and sales of portfolio securities for the account of the Funds, will seek execution of trades either, (1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (2) at a higher rate of commission charged, if reasonable in relation to brokerage and research services provided to the Trust or the Adviser or sub-adviser by such member, broker or dealer. Such services may include, but are not limited to, information as to the availability of securities for purchase or sale and statistical or factual information or opinions pertaining to investments. The Adviser or sub-advisers may use research and services provided to it by brokers and dealers in servicing all its clients.  Fund orders may be placed with an affiliated broker-dealer.  Portfolio orders will be placed with an affiliated broker-dealer only where the price being charged and the services being provided compare favorably with those charged to the Funds by non-affiliated broker-dealers.  Over-the-counter transactions are usually placed with a principal market-maker unless a better net security price is obtainable elsewhere.  The Adviser and the sub-advisers may also consider the selection of those brokers that provide brokerage/service arrangements to the Funds such as commission recapture programs pursuant to which the broker agrees to pay for certain services provided to the Funds.  The Funds are currently parties to such brokerage/service arrangements with certain brokers.

With respect to brokerage transactions for the Growth Fund for the fiscal year ended June 30, 2011, the sub-advisers for the Growth Fund purchased and sold securities for a total transaction amount of $18,786,119 through brokers that provided research services to the sub-advisers and the Funds and paid $18,824 in commissions to such brokers.

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The aggregate dollar amounts of brokerage commissions paid by the Funds were as follows:

Commissions Paid

	For the fiscal year ended June 30:
Fund Name	2009	2010	2011
Growth Fund	$1,089,998	$632,097	$441,331
Income Fund	$0	$0	$0
Balanced Growth Fund	$0	$0	$0
Balanced Income Fund	$0	$0	$0

For the fiscal year ended June 30, 2011, the Growth Fund paid total commissions of $103, 220 to affiliated broker-dealers.

As of the year ended June 30, 2011, the Growth Fund and Income Fund invested the following amounts in securities of their regular broker-dealers:

Growth Fund
Broker	Amount
Citigroup, Inc.	$8,295,854
Bank of America	$7,349,831
J.P. Morgan Chase	$4,523,542
Credit Suisse	$3,429,858
U.S. Bancorp	$2,317,048
Goldman Sachs Group	$922,713
Morgan Stanley & Co.	$914,003
Bank of New York	$646,751
Banco Santander	$619,275
Lazard Ltd.	$300,510

Income Fund
Broker	Amount
J.P. Morgan Chase	$5,792,665
Morgan Stanley & Co.	$2,207,558
Goldman Sachs Group	$1,778,213
Merrill Lynch Inc.	$1,706,678
ING Bank NV	$1,495,989
Barclays Bank Plc	$1,124,290
BB&T Corp.	$710,102
Bank of America	$638,084

GENERAL INFORMATION

SHARES OF BENEFICIAL INTEREST

The Trust Instrument authorizes the issuance of an unlimited number of shares for each of the Funds, and each share has a par value of $0.001 per share.  There are no conversion or preemptive rights in connection with any shares of the Funds, nor are there cumulative voting rights with respect to the shares of any of the Funds.  Each of a Fund’s shares has equal voting rights.  Each issued and outstanding share of a Fund is entitled to participate equally in dividends and distributions declared by such Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

All issued and outstanding shares of each Fund will be fully paid and non-assessable and will be redeemable at net asset value per share.  The interests of shareholders in the Funds will not be evidenced by a certificate or certificates representing shares of a Fund.

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The Board of Trustees has authority, without necessity of a shareholder vote, to create any number of new series or classes.  The Trustees have authorized one class of shares to be issued currently.

PURCHASES, REDEMPTIONS, AND PRICING OF SHARES

NET ASSET VALUE

Shares of each Fund may be purchased at net asset value.  The net asset value per share of each Fund is calculated by adding the value of securities and other assets of that Fund, subtracting liabilities and dividing by the number of its outstanding shares.  Each Fund’s share price will be determined at the close of regular trading hours of the New York Stock Exchange, normally 4:00 p.m., Eastern Time.  Orders received by the transfer agent after 4:00 p.m., will be confirmed at the next business day’s price.

VALUATION

Each Fund’s securities are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Board of Trustees.  Certain securities may be valued by an independent pricing service approved by the Board of Trustees.

Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ National Market System, will be valued at the mean between the last preceding bid and asked prices.  Valuations may also be obtained from pricing services when such prices are believed to reflect fair market value.  Securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.  Short-term notes are valued at cost. Exchange traded options will be valued at a composite price based on the price of the option across various indexes using the National Best Bid and Offer Quotes.  Corporate bonds, municipal bonds, receivables and portfolio securities not currently quoted as indicated above, and other assets will be valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

The Funds translate prices for investments quoted in foreign currencies into U.S. dollars at current exchange rates.  As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Funds’ NAVs.  Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Funds’ shares may change on days when shareholders are not able to buy or sell shares.  If events materially affecting the values of the Funds’ foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value.

REDEMPTIONS IN-KIND

The Trust reserves the right to pay redemptions in-kind with portfolio securities in lieu of cash.  In accordance with its election pursuant to Rule 18f-1 under the 1940 Act, the Trust may limit the amount of redemption proceeds paid in cash with respect to each shareholder during any 90-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Fund at the beginning of such period.  In the case of requests for redemptions in excess of such amount, the Board of Trustees reserves the right to make payments in whole or in part in securities or other assets in case of an emergency, or any time a cash distribution would impair the liquidity of the Funds to the detriment of the existing shareholders.  If the recipient later sold such securities, a brokerage charge might be incurred.

SUSPENSION OF REDEMPTIONS

The right of redemption may be suspended or the date of payment postponed during (a) any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted, (b) any period in which an emergency exists as determined by the SEC so that disposal of a Fund’s investments or determination of its net asset value is not reasonably practicable, or (c) such other periods as the SEC by order may permit to protect the Funds’ shareholders.

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EXCHANGE OF SHARES

An exchange is effected by redemption of shares of one Fund and the issuance of shares of another Fund.  With respect to an exchange among the Funds, a capital gain or loss for Federal income tax purposes will be realized upon the exchange, depending upon the cost, other basis of the shares redeemed, and your tax status.  The exchange privilege is not designed for use in connection with short-term trading or market-timing strategies. The exchange privilege may be terminated or suspended or its terms changed at any time, subject to 60 days’ prior notice.

TELEPHONE INSTRUCTIONS

Neither the Trust nor any of its service providers will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use procedures that are considered reasonable.  You assume the risk to the full extent of your accounts that telephone requests may be unauthorized.  To the extent that the Trust fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.  All telephone conversations with USBFS as transfer agent will be recorded.

AUTOMATIC INVESTING

You may authorize automatic investing through automatic withdrawals from your bank account on a regular basis.  Minimum investments must be for at least $50.

SYSTEMATIC WITHDRAWAL PLAN

If you purchase or already own $5,000 or more of any Fund’s shares, valued at the net asset value, and you wish to receive periodic payments from your account(s), you may establish a Systematic Withdrawal Plan by completing an application provided for this purpose.  If you participate in this plan, you will receive monthly, quarterly or annual checks in the amount designated. The minimum withdrawal is $50.  The amount of withdrawal may be changed at any time.  Dividends and capital gain distributions on a Fund’s shares in the Plan should be reinvested in additional shares at net asset value.  Payments are made from proceeds derived from the redemption of Fund shares you own.  With respect to the Funds, the redemption of shares may result in a gain or loss that is reportable, if you are a taxable entity.

Redemptions required for payments may reduce or use up your investment, depending upon the size and frequency of withdrawal payments and market fluctuations.  Accordingly, Plan payments cannot be considered as yield or income on the investment.

USBFS, as agent for the shareholder, may charge for services rendered beyond those normally assumed by the Funds.  No such charge is currently assessed, but such a charge may be instituted by USBFS upon notice in writing to shareholders.  This Plan may be terminated at any time without penalty upon written notice by the shareholder, by the Funds, or by USBFS.

INTEGRATED VOICE RESPONSE (IVR) SYSTEM

You can obtain toll-free access to account information, as well as perform certain transactions, by calling 877-835-4531. IVR provides share price, price change, account balances and history (i.e., last transaction, latest dividend distribution, redemptions by check during the last three months), and allows sales or exchanges of Fund shares.  You may also obtain addresses (for mailing, wire and the internet), year-end information, and request Fund literature.  By pressing “0”, you are able to speak to a customer service representative.

TAXATION OF THE FUNDS

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares.  This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances.  This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive.  Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.  Unless otherwise noted, references to “the Fund” apply to each of the four Funds discussed herein.

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TAX STATUS OF THE FUNDS

Each Fund intends to continue to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.  Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of each Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies).

As a regulated investment company, each Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed.  Each Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level.  To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98 .2 % of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years.  To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year.  Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

FUND INVESTMENTS

MARKET DISCOUNT. If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is “market discount.”  If the amount of market discount is more than a de minimus amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it.  In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been included in income.  In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period.  Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.  Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount.”

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ORIGINAL ISSUE DISCOUNT. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount.  Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity.  Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.  Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any.  This additional discount represents market discount for federal income tax purposes (see above).

OPTIONS, FUTURES AND FORWARD CONTRACTS. Any regulated futures contracts and certain options (namely, non-equity options and dealer equity options) in which the Fund may invest may be “section 1256 contracts.” Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses.  Also section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Internal Revenue Code of 1986, as amended) are “marked to market,” with the result that unrealized gains or losses are treated as though they were realized.

Transactions in options, futures and forward contracts undertaken by the Fund may result in “straddles” for federal income tax purposes.  The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized.  In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently.  Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to taxable shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

CONSTRUCTIVE SALES. Under certain circumstances, the Fund may recognize gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position.  In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale.  The character of gain from a constructive sale would depend upon the Fund’s holding period in the property.  Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Internal Revenue Code of 1986, as amended.  Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

SECTION 988 GAINS OR LOSSES. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss.  Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss.  These gains and losses, referred to under the Internal Revenue Code of 1986, as amended, as “section 988” gains or losses, increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income.  If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be re-characterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder’s basis in Fund shares.

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PASSIVE FOREIGN INVESTMENT COMPANIES.  The Fund may invest in shares of foreign corporations that may be classified under the Internal Revenue Code of 1986, as amended, as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income.  If the Fund receives a so-called “excess distribution” with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders.  In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares.  The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years.  Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions.  Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year.  If this election were made, the special rules, discussed above, relating to the taxation of excess distributions would not apply.  In addition, another election would involve marking to market the Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income.  Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

DISTRIBUTIONS

Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares.  Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction.  However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on certain qualifying dividends on corporate stock.  The rate reductions do not apply to corporate taxpayers.  The Funds will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Funds that would be eligible for the lower maximum rate.  A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate.  Distributions from Funds investing in bonds and any other debt instruments will not generally qualify for the lower rates.  Note that distributions of earnings from dividends paid by “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.  Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements.  Foreign personal holding companies, foreign investment companies, and passive foreign investment company are not treated as “qualified foreign corporations.”

The excess of net long-term capital gains over the short-term capital losses realized and distributed by the Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to you as long-term gain, regardless of how long a shareholder has held Fund shares.  Net capital gains from assets held for one year or less will be taxed as ordinary income.

You will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

If the net asset value of shares is reduced below your cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital.  You should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution.  The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to you.

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As of June 30, 2011, the Funds had available for federal tax purposes unused capital loss carryforwards expiring as follows:

	2012	2013	2014	2015	2016	2017	2018	2019
Growth Fund	-	-	-	-	-	$269,987	$88,654,006	-
Income Fund	-	-	-	$4,069,083	$517,116	$6,784,158	$56,670,809	-
Balanced Growth Fund	-	-	-	-	-	$764,364	$8,629,985	$3,097,518
Balanced Income Growth	$960,990	$792,155	-	-	-	$335,058	$1,962,388	-

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC Modernization Act”) was passed.  As a result of the RIC Modernization Act, for taxable years beginning after December 22, 2010, capital losses sustained will not expire and may be carried over by the Funds without limitation.

DISPOSITIONS

Upon a redemption, sale or exchange of shares of the Fund, you will realize a taxable gain or loss depending upon your basis in the shares.  A gain or loss will be treated as capital gain or loss if the shares are capital assets in your hands, and the rate of tax will depend upon the shareholder’s holding period for the shares.  Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of.  In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss.  If you hold Fund shares for six months or less and during that period receive a distribution taxable to you as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

BACKUP WITHHOLDING

The Fund generally will be required to withhold federal income tax at a current rate of 28% (“backup withholding”) from dividends paid, capital gain distributions, and redemption proceeds to you if (1) you fail to furnish the Fund with your correct taxpayer identification number or social security number, (2) the IRS notifies you or the Fund that you have failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, (3) when required to do so, you fail to certify that you are not subject to backup withholding, or (4) you fail to certify that you are a U.S. resident, including a resident alien.  Any amounts withheld may be credited against your federal income tax liability.

OTHER TAXATION

Distributions may be subject to additional state, local and foreign taxes, depending on your particular situation.  Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends to them would be subject to withholding of U.S. tax at a rate of 28% (or a lower treaty rate, if applicable).

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The Board of Trustees has adopted policies and procedures for the public and nonpublic disclosure of the Funds’ portfolio securities.  A complete list of each Fund’s portfolio holdings is made publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q.  As a general matter, in order to protect the confidentiality of the Funds’ portfolio holdings, no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except: (1) to service providers that require such information in the course of performing their duties (such as the Funds’ custodian, fund accountants, investment adviser, administrator, independent registered public accounting firm, attorneys, officers and trustees and each of their respective affiliates and advisers) and are subject to a duty of confidentiality; or (2) pursuant to certain enumerated exceptions that serve a legitimate business purpose.  These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed, and (2) disclosure to third-party vendors, such as Morningstar Inc. and Lipper, Inc. and other financial intermediaries, normally between the fifth and tenth business day of the month following each quarter end, that: (a) agree to not distribute the portfolio holdings or results or the analysis to third parties, other departments or persons who are likely to use the information for the purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become publicly available; and (b) sign a written confidentiality agreement.  The confidentiality agreement must provide, among other things, that the recipient of the portfolio holdings information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio holdings information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive that the confidentiality obligations contained in the confidentiality agreement.  Only the Trust’s President may authorize disclosure of any of the Funds’ portfolio holdings.  The Trust’s President monitors requests for the disclosure of portfolio holdings and is responsible for bringing to the attention of the Board of Trustees for resolution any request that represents a conflict of interest between the Funds’ shareholders and the Funds’ Adviser, sub-advisers, principal underwriter or any affiliates of those entities.

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Neither the Funds nor the Adviser may enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind.  Any exceptions to the policies and procedures may only be made by the consent of a majority of the Board of Trustees upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Funds.  Any amendments to these policies and procedures must be approved and adopted by the Board of Trustees.  The Board may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those found in the policies and procedures, as necessary.

FINANCIAL STATEMENTS

The audited financial statements and financial highlights of the Funds for the fiscal year ended June 30, 2011, as set forth in the Trust’s annual report to shareholders, including the notes thereto and the report of E&Y thereon, are incorporated herein by reference.

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APPENDIX A -- DESCRIPTION OF SECURITIES RATINGS

SHORT-TERM CREDIT RATINGS

A S&P short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for short-term issues:

“A-1” - Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“C” - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” - Obligations are in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody’s for short-term obligations:

“Prime-1” - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:  leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

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“Prime-3” - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

“Not Prime” - Issuers do not fall within any of the Prime rating categories.

Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature.

“F2” - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

“B” - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

“C” - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

“D” - Securities are in actual or imminent payment default.

LONG-TERM CREDIT RATINGS

The following summarizes the ratings used by S&P for long-term issues:

“AAA” - An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” - An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” - An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” - An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” - An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

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“B” - An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” - An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” - An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” - A subordinated debt obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

“D” - An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

- PLUS (+) OR MINUS (-) - The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa” - Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the “Aaa” securities.

“A” - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa” - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba” - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B” - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa” - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

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“Ca” - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
“C” - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes the ratings used by Fitch for long-term issues:

“AAA” - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

“BB” - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. “CC” ratings indicate that default of some kind appears probable, and “C” ratings signal imminent default.

“DDD,” “DD” and “D” - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

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PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” long-term rating category or to categories below “CCC”.

NOTES TO SHORT-TERM AND LONG-TERM CREDIT RATINGS

STANDARD & POOR’S

CREDITWATCH: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by S&P’s analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The “positive” designation means that a rating may be raised; “negative” means a rating may be lowered; and “developing” means that a rating may be raised, lowered or affirmed.

RATING OUTLOOK: A S&P Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

- Positive means that a rating may be raised.

- Negative means that a rating may be lowered.

- Stable means that a rating is not likely to change.

- Developing means a rating may be raised or lowered.

- N.M. means not meaningful.

MOODY’S

WATCHLIST: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody’s opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody’s Investors Services, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

FITCH

WITHDRAWN: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

RATING WATCH: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

RATING OUTLOOK: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlooks does not imply a rating change is inevitable. Similarly, companies whose outlooks are “stable” could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

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MUNICIPAL NOTE RATINGS

A S&P note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by S&P for municipal notes:

“SP-1” - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody’s Investment Grade (“MIG”) and are divided into three levels - MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue’s specific structural or credit features. The following summarizes the ratings by Moody’s for these short-term obligations:

“MIG-1”/”VMIG-1” - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

“MIG-2”/”VMIG-2” - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

“MIG-3”/”VMIG-3” - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

“SG” - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS

A S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody’s credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security.  Ratings may be changed or withdrawn.

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APPENDIX B -- PORTFOLIO MANAGER INFORMATION

Baillie Gifford Overseas Ltd. (“Baillie Gifford”)

Portfolio Managers

Jonathan Bates is an Investment Manager and a Partner who joined Baillie Gifford in 1993.

Angus Franklin is an Investment Manager who joined Baillie Gifford in 1994.

Elaine Morrison is an Investment Manager and a Partner who joined Baillie Gifford in 1989.

Gerald Smith is the Chief Investment Officer and a Partner who joined Baillie Gifford in 1987.  Mr. Smith is currently a member of the Investment Policy Committee.

Andrew Strathdee is an Investment Manager who joined Baillie Gifford in 1995.

Dollar Range of Investments in the Fund

None

Compensation

Compensation arrangements within Baillie Gifford vary depending upon whether the individual is an employee or partner of Baillie Gifford & Co.  For employees, a portfolio manager’s compensation generally consists of base salary, bonus, and payments under Baillie Gifford’s long term incentive program.  In addition, portfolio managers are eligible for the standard retirement benefits and health and welfare benefits available to all Baillie Gifford employees.  Also, certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Baillie Gifford offers.  These plans are structured to provide the same retirement benefits as the standard retirement benefits.

A portfolio manager’s base salary is determined by the manager’s experience and performance in the role, taking into account ongoing compensation benchmark analyses, and is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.

A portfolio manager’s bonus is determined by a number of factors, including investment performance, the portfolio manager’s contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group.  Investment performance is measured over three years and is based on performance targets that are set and reviewed annually by the Chief of Investment Staff.  The bonus is paid on an annual basis.

Under the long term incentive program eligible participants receive an annual payment based on their years of service, job level and, if applicable, management responsibilities.  The long term incentive award is based on investment performance relative to competitors and Baillie Gifford’s operating efficiencies.

Partners’ remuneration comprises a base salary and a share of the partnership profits.  The profit share is calculated as a percentage of total partnership profits based on seniority, role within Baillie Gifford & Co. and length of service.  The main staff benefits such as pension schemes are not available to partners and therefore partners provide for benefits from their own personal funds.

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Other Managed Accounts as of June 30, 2011

Portfolio Manager	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Jonathan Bates	1	$1,061,000,000	0	$0	30	$8,015,000,000
Angus Franklin	1	$1,061,000,000	0	$0	26	$7,275,000,000
Elaine Morrison	1	$1,061,000,000	5	$5,055,000,000	47	$10,831,000,000
Gerald Smith	1	$1,061,000,000	2	$1,946,000,000	29	$7,650,000,000
Andrew Strathdee	1	$1,061,000,000	1	$306,000,000	42	$12,672,000,000

Accounts with Performance-based Fees as of June 30, 2011

Portfolio Manager	The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Jonathan Bates	0	$0	0	$0	6	$2,370,000,000
Angus Franklin	0	$0	0	$0	5	$2,009,000,000
Elaine Morrison	0	$0	0	$0	6	$3,475,000,000
Gerald Smith	0	$0	0	$0	5	$2,009,000,000
Andrew Strathdee	0	$0	0	$0	6	$2,259,000,000

Description of Material Conflicts

Baillie Gifford’s individual portfolio managers may manage multiple client accounts.  These other accounts may include separate accounts, collective investment schemes, mutual funds or offshore funds.  Baillie Gifford manages potential conflicts through allocation policies and procedures, and internal review processes.  Baillie Gifford has developed trade allocation systems and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another.  Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

Robert W. Baird & Co. Incorporated (“Baird”)

Portfolio Managers

Mary Ellen Stanek, CFA
Ms. Stanek is a Managing Director and Chief Investment Officer of Baird.  She also serves as Chief Investment Officer of Baird Advisors, a department of Baird.  Ms. Stanek oversees the entire investment management team.  She has over 30 years of investment experience managing various types of fixed income portfolios.  Ms. Stanek has been a portfolio manager of the Income Fund since January 2009.  Ms. Stanek joined Baird Advisors in March 2000, and has been a Managing Director of Baird Advisors, and the Chief Investment Officer of Baird Advisors for at least the past 5 years.

Prior to joining Baird Advisors, Ms. Stanek was employed by Firstar Investment Research & Management Company, LLC (“FIRMCO”) where she served as President and CEO from November 1998 to February 2000, and Chief Operating Officer and President from March 1994 to November 1998.  Ms. Stanek also served as President of Firstar Funds, Inc. from December 1998 to March 2000.  Ms. Stanek obtained her undergraduate degree from Marquette University and M.B.A. from the University of Wisconsin-Milwaukee.  She earned the Chartered Financial Analyst designation in 1983.  Ms. Stanek is a member of the CFA Institute and the Milwaukee Investment Analysts Society.

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Gary A. Elfe, CFA
Mr. Elfe is a Managing Director and Senior Portfolio Manager of Baird.  As a member of the investment management team, Mr. Elfe serves as Director of Fixed Income Research and Trading.  He has over 30 years of investment experience managing various types of fixed income portfolios.  Mr. Elfe has been a portfolio manager of the Income Fund since January 2009.  Mr. Elfe joined Baird Advisors in February 2000 and has been a Managing Director of Baird Advisors, and the Director of Research for at least the past 5 years.  Prior to joining Baird Advisors, Mr. Elfe was a Senior Vice President and Senior Portfolio Manager with FIRMCO, where he was Director of Fixed Income Research & Trading.  Mr. Elfe obtained his undergraduate degree and M.B.A. from the University of Wisconsin-Milwaukee.  He earned the Chartered Financial Analyst designation in 1982.  Mr. Elfe is a member of the CFA Institute and the Milwaukee Investment Analysts Society.

Charles B. Groeschell
Mr. Groeschell is a Managing Director and Senior Portfolio Manager of Baird.  He has over 28 years of investment experience managing various types of fixed income portfolios.  Mr. Groeschell has been a portfolio manager of the Income Fund since January 2009.  Mr. Groeschell joined Baird Advisors in February 2000 and has been a Managing Director of Baird Advisors, and a Senior Portfolio Manager for at least the past 5 years.  Prior to joining Baird Advisors, Mr. Groeschell was a Senior Vice President and Senior Portfolio Manager with FIRMCO, where he played a lead role in the overall management of major fixed income client relationships.  Mr. Groeschell received his B.A. from Texas Christian University and his M.B.A. from the University of Wisconsin-Milwaukee.

Warren D. Pierson, CFA
Mr. Pierson is a Senior Vice President and Senior Portfolio Manager of Baird. He has over 23 years of investment experience managing taxable and tax-exempt fixed income portfolios. Mr. Pierson has been a portfolio manager of the Income Fund since January 2009.  Mr. Pierson joined Baird Advisors in February 2000 and became a Managing Director of Baird Advisors in 2008, and has been a Senior Portfolio Manager for at least the past 5 years. Prior to joining Baird Advisors, Mr. Pierson was employed by FIRMCO where he served as a Senior Vice President and Senior Portfolio Manager from February 1999 to February 2000, Vice President and Senior Portfolio Manager from June 1997 to February 1999, and Vice President and Portfolio Manager from May 1993 to June 1997. Mr. Pierson managed municipal bond portfolios and intermediate taxable bond portfolios while at FIRMCO. Mr. Pierson received his undergraduate degree from Lawrence University. He earned the Chartered Financial Analyst designation in 1990. Mr. Pierson is a member of the CFA Institute and is a member and past President of the Milwaukee Investment Analysts Society.

Jay E. Schwister, CFA
Mr. Schwister is a Managing Director and Senior Portfolio Manager of Baird.  He has over 26 years of investment experience managing various types of fixed income portfolios.  Mr. Schwister has been a portfolio manager of the Income Fund since January 2009.  Mr. Schwister joined Baird Advisors in December 2004 and has been a Senior Portfolio Manager for the firm since his arrival.  Prior to joining Baird Advisors in late 2004, Mr. Schwister was a Senior Vice President and Senior Portfolio Manager for 15 years with Putnam Investments in Boston.  Mr. Schwister obtained his undergraduate degree in finance from Marquette University, and received the Chartered Financial Analyst designation in 1987.  He is currently a member of the CFA Institute and is a member of the Milwaukee Investment Analysts Society.

Daniel A. Tranchita, CFA
Mr. Tranchita is a Managing Director and Senior Portfolio Manager of the Advisor. He has over 20 years of investment experience managing taxable and tax-exempt fixed income portfolios. Mr. Tranchita has been a portfolio manager of the Income Fund since January 2009.  Mr. Tranchita joined Baird Advisors in February 2000 and has been a Senior Portfolio Manager for at least the past 5 years. Prior to joining Baird Advisors, Mr. Tranchita was employed by FIRMCO where he served as a Senior Vice President and Senior Portfolio Manager from February 1999 to February 2000, Vice President and Senior Portfolio Manager from June 1997 to February 1999, and Vice President and Portfolio Manager from June 1993 to June 1997. Mr. Tranchita performed quantitative fixed income analysis and portfolio management while at FIRMCO. Mr. Tranchita received his undergraduate degree and M.B.A. from Marquette University. He earned the Chartered Financial Analyst designation in 1993. Mr. Tranchita is a member of the CFA Institute and the Milwaukee Investment Analysts Society.

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Dollar Range of Investments in the Fund

None

Compensation

Baird compensates portfolio managers with a base salary and an annual incentive bonus.  A portfolio manager’s base salary is generally a fixed amount based on level of experience and responsibilities.  A portfolio manager’s bonus is determined primarily by pre-tax investment performance of the accounts, including the Income Fund and the revenues and overall profitability of Baird.  Performance is measured relative to the appropriate benchmark’s long and short-term performance, measured on a one, three and five year basis, as applicable, with greater weight given to long-term performance.  Portfolio managers may own and may be offered an opportunity to purchase or sell common stock in the sub-advisor, Baird Holding Company or Baird Financial Corporation.  Portfolio managers may also own and may be offered an opportunity to purchase or sell shares in private equity offerings sponsored by Baird.

Other Managed Accounts as of June 30, 2011

	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Mary Ellen Stanek	9	$5.02	0	--	110	$10. 3
Warren D. Pierson	9	$5.02	0	--	110	$10. 3
Gary A. Elfe	9	$5.02	0	--	110	$10 . 3
Charles B. Groeschell	9	$5.02	0	--	110	$10. 3
Jay E. Schwister	9	$5.02	0	--	110	$10. 3
Daniel A. Tranchita	9	$5.02	0	--	110	$10. 3

Performance Based Accounts as of June 30, 2011
The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.

	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below.
Portfolio Managers	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Mary Ellen Stanek	0	--	0	--	1	$0.8
Warren D. Pierson	0	--	0	--	1	$0.8
Gary A. Elfe	0	--	0	--	1	$0.8
Charles B. Groeschell	0	--	0	--	1	$0.8
Jay E. Schwister	0	--	0	--	1	$0.8

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	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below.
Portfolio Managers	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Daniel A. Tranchita	0	--	0	--	1	$0.8

Description of Material Conflicts

Baird and its individual portfolio managers advise multiple accounts for numerous clients.  In addition to the Income Fund, these accounts may include other mutual funds managed on a sub-advisory basis, separate accounts and collective trusts.  Baird manages potential conflicts of interest between the Income Fund and other types of accounts through trade allocation policies and oversight by Baird’s investment management departments and compliance department.  Allocation policies are designed to address potential conflicts of interest in situations where two or more funds and/or other accounts participate in investment transactions involving the same securities.

Brockhouse & Cooper International, Inc. (“Brockhouse & Cooper”)

Portfolio Manager

Anton Loukine, CFA
Brockhouse & Cooper’s portion of the Growth Fund’s assets is primarily managed by Anton Loukine, who is responsible for day-to-day portfolio management.  Mr. Loukine has over 10 years of experience in asset management and has been a portfolio manager of the GROWTH FUND since October 2011.  He has been responsible for the development of investment strategies and management of client portfolios at Brockhouse & Cooper and affiliated entities since January 2004.  Prior to 2004, Anton was a senior member of Assante Asset Management’s institutional fixed income portfolio management team which managed domestic and international fixed income mandates with invested assets in excess of $2 billion.  Anton was also an integral part of Assante’s Quantitative Research Group where he created robust quantitative tools and models which were used extensively in managing Canadian and U.S. equity mandates. Anton holds a Bachelor of Commerce (Honors) degree from the University of Manitoba and is a CFA charterholder.

Dollar Range of Investments in the Fund

None

Compensation

The portfolio manager’s compensation varies with the general success of the sub-adviser as a firm.  The portfolio manager’s compensation consists of a fixed annual salary, a discretionary bonus, and equity ownership.  A portion of the bonus may consist of profit-sharing.  The sub-adviser matches a portion of employees’ 401(k) contributions, if any.  The portfolio manager’s compensation is not linked to any specific factors, such as the GROWTH FUND’s performance or asset level.

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Other Managed Accounts as of June 30, 2011

Portfolio Manager	The number of other accounts managed by the portfolio manager within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Anton Loukine	0	$0	1	$736.6 million	349	$695.6 million

Performance Based Accounts as of June 30, 2011
The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.

Portfolio Manager	The number of other accounts managed by the portfolio manager within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Anton Loukine	0	$0	0	$0	0	$0

Description of Material Conflicts

Based on the approach Brockhouse & Cooper takes in managing client assets, Brockhouse & Cooper does not anticipate conflicts of interest between the GROWTH FUND’s investments and those of other accounts managed by Brockhouse & Cooper and its sister companies. Accounts are managed based on a quantitative investment process that seeks to limit the tracking error of a portfolio to an agreed-upon benchmark while limiting the number of securities to minimize transaction and other costs.

Brockhouse & Cooper is committed to ensuring that, first and foremost, any conflicts of interest are avoided, and this is monitored at all times by its personnel and, in particular, by the CCO and President.  Brockhouse & Cooper implemented and continues to maintain a compliance program that includes written policies and procedures that address reasonably foreseeable potential areas of conflict.  Brockhouse & Cooper provides the resources and support required to ensure that the compliance program remains effective.

EARNEST Partners, LLC (“EARNEST”)

Portfolio Manager

Douglas S. Folk, CFA
The sub-advised portion of the Income Fund is primarily managed by Douglas S. Folk, CFA, who is responsible for day-to-day portfolio management. Mr. Folk has been a portfolio manager of the Income Fund since January 2009.  Mr. Folk has been a portfolio management and research professional at EARNEST since 1999 and has over 21 years of investment experience.  He holds a B.A. degree from Millsaps College and an M.B.A. from Millsaps’ Else School of Management.  He has extensive experience with government, corporate, mortgage-backed and asset-backed securities.  His prior experience includes ten years of portfolio management with Southern Farm Bureau Life Insurance Company, where he was responsible for the company’s fixed-income portfolio.  He is a member of the Atlanta Society of Financial Analysts.

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Dollar Range of Investments in the Fund

None

Compensation

The portfolio manager’s compensation varies with the general success of the sub-adviser as a firm.  The portfolio manager’s compensation consists of a fixed annual salary, a discretionary bonus, and equity ownership.  A portion of the bonus may consist of profit-sharing and/or deferred compensation.  The sub-adviser matches a portion of employees’ 401(k) contributions, if any.  The portfolio manager’s compensation is not linked to any specific factors, such as the Income Fund’s performance or asset level.

Other Managed Accounts as of June 30, 2011

Portfolio Manager	The number of other accounts managed by the portfolio manager within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Douglas S. Folk	2	$ 28 .6 million	4	$ 67 .4 million	82	$ 4 .8 billion

Performance Based Accounts as of June 30, 2011
The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.

Portfolio Manager	The number of other accounts managed by the portfolio manager within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Douglas S. Folk	0	--	0	--	0	--

Description of Material Conflicts

The portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with the management of the Income Fund’s investments, on the one hand, and the investments of the other accounts on the other.  The other accounts include, for example, foundation, private accounts, endowments, corporate pension, insurance, mutual funds, and other pooled investment vehicles (“Other Accounts”).  The Other Accounts might have similar investment objectives as the Income Fund, be compared to the same index the Income Fund uses for performance comparison or otherwise hold, purchase or sell securities that are eligible to be held, purchased, or sold by the Income Fund.  While the portfolio manager’s management of other accounts may give rise to potential conflicts of interest, the sub-adviser does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, the sub-adviser believes that it has designed policies and procedures that are reasonably designed to manage those conflicts in an appropriate way.

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Sound Shore Management, Inc. (“Sound Shore”)

Portfolio Managers

Harry Burn, III - Chairman and Portfolio Manager of Sound Shore.  He has been with Sound Shore since 1978 and has served as portfolio manager since then.  He has served as portfolio manager to the Growth Fund since 2001.  He received his B.A. and M.B.A. from the University of Virginia.

T. Gibbs Kane, Jr. - President and Portfolio Manager of Sound Shore.  He has been with Sound Shore since 1978 and has served as portfolio manager since then.  He has served as portfolio manager to the Growth Fund since 2001.  He received his B.S.E. from the University of Pennsylvania Wharton School.

John P. DeGulis – Portfolio Manager of Sound Shore.  He has been with Sound Shore since January 1996 and has served as a portfolio manager since 2003.  He has served as portfolio manager to the Growth Fund since 2001.  He received a B.A. in Economics from Northwestern University, and his M.B.A. from Columbia Business School.

Dollar Range of Investments in the Funds

Based on the information available as of June 30, 2011, the Sound Shore portfolio managers of the portion of the assets of the Growth Fund allocated to Sound Shore did not own any shares of the Funds.

Compensation

Messrs. Burn, Kane, and DeGulis, like all employees of Sound Shore, receive a fixed cash salary, a cash contribution to Sound Shore’s profit sharing plan, and an annual cash bonus.  Bonuses and contributions to the profit sharing plan are not based on the performance of the Growth Fund or any other account, but are paid each year out of a pool comprised of the excess of aggregate revenues from all sources, less aggregate expenses.

Other Managed Accounts as of June 30, 2011

Portfolio Managers	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Burn, Harry	2	$2,003,900	1	$50,400,000	45	$4,404,800
Kane, T. Gibbs	2	$2,003,900	1	$50,400,000	45	$4,404,800
DeGulis, John P.	2	$2,003,900	1	$50,400,000	45	$4,404,800

No accounts were performance based.

Description of Material Conflicts

Based on the approach Sound Shore takes in managing client assets, Sound Shore does not anticipate conflicts of interest between the Growth Fund’s investments and those of other accounts managed by Sound Shore.

Sustainable Growth Advisers, LP (“SGA”)

Portfolio Managers

George P. Fraise is a Principal and Portfolio Manager of SGA since its SEC registration in June 2003.

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Gordon M. Marchand is a Principal and Portfolio Manager of SGA since its SEC registration in June 2003.

Robert L. Rohn is a Principal and Portfolio Manager of SGA since its SEC registration in June 2003.

Dollar Range of Investments in the Fund

None

Compensation
SGA’s portfolio managers are equity owners of SGA, which entitles the portfolio managers to share in SGA’s profits and long term growth of the firm.  SGA’s portfolio managers do not receive any compensation from the Growth Fund, the Growth Fund’s investment adviser or any other source with respect to management of the Growth Fund or any other account.

Other Managed Accounts as of September 30, 2011

Portfolio Manager	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
George P. Fraise	11	$1,166 million	11	$208 million	10	$97 million
Gordon M. Marchand	11	$1,166 million	11	$208 million	10	$97 million
Robert L. Rohn	11	$1,166 million	11	$208 million	10	$97 million

Accounts with Performance-based Fees as of September 30, 2011

Portfolio Manager	The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
George P. Fraise	0	$0.00	0	$0.00	0	$0.00
Gordon M. Marchand	0	$0.00	0	$0.00	0	$0.00
Robert L. Rohn	0	$0.00	0	$0.00	0	$0.00

Description of Material Conflicts
SGA has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager’s management of the Growth Fund and his other management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, compensation and proxy voting of portfolio securities.  While there is no guarantee that such policies and procedures will be effective, SGA believes that all issues relating to potential material conflicts of interest have been addressed.

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TimesSquare Capital Management, LLC (“TimesSquare”)

Portfolio Managers

Grant Babyak
Mr. Babyak is Chief Executive Officer, Managing Director and Senior Portfolio Manager in TimesSquare’s growth equity group since 2004 and has been a portfolio manager of the Growth Fund since April 2009.  Prior to joining the firm in 2000, Mr. Babyak managed small cap and mid cap portfolios at Fiduciary Trust Company International since 1996. He previously worked for six years at Avatar Associates as an institutional portfolio manager and for two years at U.S. Trust Company of New York as an analyst covering the consumer and basic industrial sectors. Mr. Babyak received a B.A. in Political Science from Yale University in 1988 and an M.B.A. in Finance from New York University-Stern Graduate School of Business in 1995.

Tony Rosenthal, CFA
Mr. Rosenthal is a Managing Director and Portfolio Manager in TimesSquare’s growth equity group since 2004 and has been a portfolio manager of the Growth Fund since April 2009.  Before joining the firm in 2000, Mr. Rosenthal held a similar position at Fiduciary Trust Company International since 1996. Prior experience includes three years at the Bank of New York as an equity portfolio manager and analyst and time at U.S. Trust Company of New York, where he conducted economic research. Mr. Rosenthal received a B.A. in Economics from Wesleyan University in 1988 and an M.B.A. from Columbia Business School in 1993. He is a member of the CFA Institute and the New York Society of Security Analysts.

Dollar Range of Investments in the Fund

None

Compensation

TimesSquare’s compensation program rewards top performing portfolio managers and investment analysts, promotes retention of key personnel and provides senior leaders with an equity-based stake in the firm.  The program is tied exclusively to client investment performance and financial results of the firm and its investment business.  Moreover, the program is based on a series of clear metrics with investment performance, relative to the appropriate comparative universe and benchmark, carrying the greatest weighting for portfolio managers.  Investment professionals’ compensation is comprised of the following three components:  base salaries, an annual bonus plan and significant equity in the firm, as described below.

Base Salaries:
Base salaries for investment professionals are targeted at the upper end of relevant peer groups of other institutional investment managers.  Based on recent research, the firm’s top performing employee compensation falls within the top decile of the industry.  Studies of competitive investment management compensation practices and levels are routinely conducted to ensure that investment professionals are competitively paid.  The firm adjusts base salaries when performance, market data, career path progression or position scope warrant an increase to encourage retention and development of top performers.  For key investment decision makers, variable performance-driven elements, such as the annual bonus and equity in the firm, comprise the substantial majority of total compensation.

Annual Bonus Plan:
Bonuses for portfolio managers and investment analysts are determined primarily by investment performance using both manager-relative and benchmark-relative measures over multiple time horizons.  Such performance is measured over a 1 and 3 year time period versus the Russell Mid Cap Growth Index.  Performance is analyzed on a pre-tax basis.

Equity Ownership:
Senior investment professionals receive significant equity ownership in the firm, subject to a five year vesting period.  Once vested, certain components with vested value are not immediately accessible to further encourage retention.  Through this stake in the firm’s business, senior professionals benefit from client retention and prudent business management. Currently, substantially all of the firm’s investment professionals retain ownership.

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Other Managed Accounts as of June 30, 2011

Portfolio Managers	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Grant Babyak	9	$4,136,650,000	3	$125,240,000	170	$10,523,100,000
Tony Rosenthal	6	$2,211,970,000	3	$125,240,000	134	$8,697,600,000

Accounts with Performance-based Fees as of June 30, 2011

Portfolio Managers	The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Grant Babyak	0	--	1	$121,200,000	11	$900,760,000
Tony Rosenthal	0	--	1	$121,200,000	9	$696,930,000

Description of Material Conflicts

TimesSquare is committed to ensuring that first and foremost any conflicts of interest, whether actual or apparent, are avoided.  Towards that aim, TimesSquare implemented and continues to maintain a compliance program that includes written policies and procedures that address reasonably foreseeable potential areas of conflict.  TimesSquare has designated a Chief Compliance Officer and provided the resources and support required to ensure that the compliance program remains effective.  The following highlights of TimesSquare’s compliance program are critical in the firm’s avoidance of conflicts of interest.

Code of Ethics - Personal Trading Conflicts:
TimesSquare maintains a Compliance Manual and Code of Ethics, which address certain conflicts of interest such as personal trading and the giving and receiving of gifts by employees.  As a relatively small entity, TimesSquare treats all personnel as “Access Persons.” All personnel are required to follow the Access Person rules as described in detail in its compliance policies and procedures, including preclearance and holdings declarations. To ensure that TimesSquare avoids conflicts of interests its compliance department generally prohibits individual stock transactions in issues less than $15 billion in market capitalization or in any stock that is held in any portfolios managed by TimesSquare.  TimesSquare believes that the $15 billion limitation is extremely effective in avoiding conflicts since TimesSquare primarily manages investment portfolios with small to mid cap market mandates with a market capitalization range below $15 billion for most clients.  TimesSquare’s Code of Ethics and Compliance Manual also contain a gift policy that imposes restrictions on the giving and receiving of gifts by employees.

Investment Opportunity Conflicts:
Portfolio managers for all advised accounts have equal access to all suitable transactions, consistent with its policy of treating all client accounts in a manner that is fair and equitable over time. Requests for publicly traded securities may be filled by TimesSquare’s trading desk in the order in which they are received, but are generally aggregated for advised accounts. Such aggregation is appropriate, in TimesSquare’s judgment, for the purpose of achieving best execution, and all participating accounts benefit equally from any reduced price or transaction costs. Except as directed by clients, TimesSquare use s a proportional allocation system in the case of aggregated trades where not enough securities are available to satisfy all accounts’ requests. In the event that this pro rata procedure results in an allocation that is not consistent with the portfolio’s relative sizes, sector allocations, diversification, and/or cash positions, as determined by the portfolio manager, then the portfolio manager may change the allocation.

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Such aggregation does not always include “program trades” for actively managed equity accounts. Program trades are defined by TimesSquare as trades of more than one security that are periodically required to rebalance portfolios. Program trades also include groups of trades required to establish desired initial portfolios for new accounts. Program trades are executed through specific program trading firms selected by TimesSquare’s active equity trading desk. TimesSquare’s trading desk delegates the execution and management of program trades to the program trading firms, subject to review for best execution. In the opinion of TimesSquare, it is not always advantageous to aggregate program trades with non-program trading activity. Decisions to aggregate/not aggregate program trades with non-program trades are made on a case-by-case basis taking into consideration, for example, liquidity of securities involved, price limits on orders and the size of the program trade(s) as compared to non-program trades.

Where the actual allocation of new mid cap growth equity issues is significantly lower than that requested, using the original intended allocation proportions may result in allocations to portfolios that are not meaningful. In those situations, the portfolio manager may allocate the securities received to significantly fewer portfolios than originally intended. Those portfolios chosen to receive the smaller allocations are selected non-systematically based on a combination of portfolio performance, size, cash position, sector allocations, number of positions in the portfolio, diversification among similar companies, and minimization of custodian transaction costs to the client. While the intention is to over time allocate similar proportional amounts to all portfolios, using this methodology the largest accounts are unlikely to receive small allocations and over time may not receive similar proportional amounts. On a quarterly basis, portfolio managers and compliance personnel monitor the proportional amounts allocated to all portfolios and the dispersion of performance for all accounts, for the last rolling twelve month period. The objective of the reviews is to evaluate dispersion of performance and relative allocations, if any, and to determine if future allocations of IPOs and secondary offerings should be adjusted.

Conflict Management:
To date, TimesSquare does not believe that it has been faced with a material conflict of interest.  However, in the event that a conflict did arise, the firm would follow its written policies in that particular area.  As per the firm’s policies, the firm’s Chief Compliance Officer would be directly involved and charged with the management of the situation.  The Chief Compliance Officer would engage senior management as necessary and enlist legal counsel towards reviewing the situation and determining the appropriate course of action to avoid and/or resolve the conflict.  To the extent necessary, TimesSquare would also take corrective actions that were consistent with TimesSquare’s fiduciary duty and the best interests of its clients.

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NEW COVENANT FUNDS

PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)	(i)	Trust Instrument dated September 30, 1998, was previously filed with the Registrant’s Initial Registration Statement on Form N-1A on September 30, 1998, and is incorporated herein by reference.

(ii)	Certificate of Trust dated September 30, 1998, was previously filed with the Registrant’s Initial Registration Statement on Form N-1A on September 30, 1998, and is incorporated herein by reference.

(b)	By-laws dated September 30, 1998, were previously filed with the Registrant’s Initial Registration Statement on Form N-1A on September 30, 1998, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders – not applicable.

(d)	(i)
Amended and Restated Investment Advisory Agreement between Registrant and the NCF Investment Department of New Covenant Trust Company, N.A. dated May 14, 2001, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(A)
Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and One Compass Advisors dated August 29, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(B)	Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and One Compass Advisors dated January 1, 2011 – filed herewith.

(ii)
Sub-Advisory Agreement between One Compass Advisors and Baillie Gifford Overseas Limited dated June 17, 2010, was previously filed with Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A on October 28, 2010, and is incorporated herein by reference.

(A)	Amendment to the Sub-Advisory Agreement between One Compass Advisors and Baillie Gifford Overseas Limited dated July 1, 2011 – filed herewith.

(iii)
Sub-Advisory Agreement between the NCF Investment Department of New Covenant Trust Company, N.A. and Sound Shore Management, Inc. dated May 14, 2001, was previously filed with Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A on October 3, 2001, and is incorporated herein by reference.

(A)
Amendment to the Sub-Advisory Agreement between One Compass Advisors and Sound Shore Management, Inc. dated August 29, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(B)	Amendment to the Sub-Advisory Agreement between One Compass Advisors and Sound Shore Management, Inc. dated July 1, 2011 – filed herewith.

(iv)
Sub-Advisory Agreement between One Compass Advisors and Robert W. Baird & Co. Incorporated dated November 18, 2008, was previously filed with Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on From N-1A on August 28, 2009, and is incorporated herein by reference.

(A)	Amendment to the Sub-Advisory Agreement between One Compass Advisors and Robert W. Baird & Co. Incorporated dated November 15, 2010 – filed herewith.

(v)
Sub-Advisory Agreement between One Compass Advisors and EARNEST Partners, LLC dated November 18, 2008, was previously filed with Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on From N-1A on August 28, 2009, and is incorporated herein by reference.

(A)	Amendment to the Sub-Advisory Agreement between One Compass Advisors and EARNEST Partners, LLC dated November 15, 2010 – filed herewith.

(vi)
Sub-Advisory Agreement between One Compass Advisors and TimesSquare Capital Management, LLC dated April 20, 2009, was previously filed with Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on From N-1A on August 28, 2009, and is incorporated herein by reference.

(vii)	Sub-Advisory Agreement between One Compass Advisors and Brockhouse & Cooper International, Inc. dated December 17, 2010 – filed herewith.

(viii)	Sub-Advisory Agreement between One Compass Advisors and Sustainable Growth Advisers, LP dated October 19, 2011 – filed herewith.

(e)	Distribution Agreement between Registrant and Quasar Distributors, LLC – filed herewith.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)
Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A. dated March 17, 2005, was previously filed with Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A on October 26, 2007, and is incorporated herein by reference.

(i)
Rider to the Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A. dated March 17, 2005, was previously filed with Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A on October 26, 2007, and is incorporated herein by reference.

(h)	(i)
Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated March 18, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(ii)
Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated March 18, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(iii)
Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated March 18, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(A)
Addendum dated May 18, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on From N-1A on August 28, 2009, and is incorporated herein by reference.

(iv)	(A)
Power of Attorney for Gail C. Duree dated October 22, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(B)
Power of Attorney for William Lauderbach dated October 12, 2007, was previously filed with Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A on October 27, 2007, and is incorporated herein by reference.

(C)
Power of Attorney for Samuel McNairy dated October 22, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(D)
Power of Attorney for Elinor K. Hite dated October 21, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(E)
Power of Attorney for Henry H. Gardiner dated October 21, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(F)
Power of Attorney for Joy Douglas Strome dated October 27, 2010, was previously filed with Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A on October 28, 2010, and is incorporated herein by reference.

(G)
Power of Attorney for David C. Hinks dated October 27, 2010, was previously filed with Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A on October 28, 2010, and is incorporated herein by reference.

(H)	Power of Attorney for Timothy P. Clark dated October 20, 2011 – filed herewith.

(I)	Power of Attorney for Jason Hadler dated October 20, 2011 – filed herewith.

(i)
Opinion and Consent of Counsel dated June 30, 1999, was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A on June 30, 1999, and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements – not applicable.

(l)
Initial Capital Agreement dated June 28, 1999, was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A on June 30, 1999, and is incorporated herein by reference.

(m)	Rule 12b-1 Plan – not applicable.

(n)	Rule 18f-3 Plan – not applicable.

(o)	Reserved.

(p)	(i)
Code of Ethics for One Compass Advisors dated February 19, 2009, was previously filed with Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on From N-1A on August 28, 2009, and is incorporated herein by reference.

(ii)
Code of Ethics for New Covenant Funds dated April 14, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(iii)
Code of Ethics for Baillie Gifford Overseas Limited was previously filed with Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A on October 28, 2011, and is incorporated herein by reference.

(iv)
Code of Ethics for Sound Shore Management Company, Inc. dated September 22, 2004, was previously filed with Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A on October 31, 2005, and is incorporated herein by reference.

(v)
Code of Ethics for Robert W. Baird & Co. Incorporated dated January 26, 2009, was previously filed with Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on From N-1A on August 28, 2009, and is incorporated herein by reference.

(vi)
Code of Ethics for EARNEST Partners, LLC dated August 4, 2008, was previously filed with Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on From N-1A on August 28, 2009, and is incorporated herein by reference.

(vii)
Code of Ethics for TimesSquare Capital Management, LLC dated April 2008, was previously filed with Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on From N-1A on August 28, 2009, and is incorporated herein by reference.

(viii)	Code of Ethics for Brockhouse & Cooper International, Inc. dated December 6, 2010 – filed herewith.

(ix)	Code of Ethics for Sustainable Growth Advisers, LP – filed herewith.

(x)	Code of Ethics for Access Persons of Quasar Distributors, LLC dated September 1, 2005 – filed herewith.

Item 29.  Persons Controlled by or Under Common Control with the Funds

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Reference is made to Article IX of the Registrant’s Trust Instrument which was previously filed the Registrant’s Initial Registration Statement on Form N-1A on September 30, 1998, and is incorporated herein by reference.

The Trust Instrument limits the liabilities of a Trustee to that of gross negligence and in the event a Trustee is sued for his or her activities concerning the Trust, the Trust will indemnify that Trustee to the fullest extent permitted by law, except if a Trustee engages in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Registrant has purchased Errors and Omissions insurance with Directors and Officers liability coverage.

Item 31.  Business and Other Connections of the Investment Manager

One Compass Advisors (the “Adviser”), is the investment adviser for the Registrant. The principal address of the Adviser is 200 East 12th Street, Suite B, Jeffersonville, Indiana 47130-3854.  The Adviser is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) (File No. 801-60189).  The Adviser is a separate division of New Covenant Trust Company, N.A., which is a federally chartered national trust bank. During the last two fiscal years, no director or officer of the Adviser has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Baillie Gifford Overseas Limited (“Baillie Gifford”) is a Sub-Adviser for the Growth Fund.  Baillie Gifford is registered as an investment adviser under the Advisers Act.  The list required by this Item 31 of officers and directors of Baillie Gifford together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Baird pursuant to the Advisers Act (SEC File No. 801-21051).

Robert W. Baird Co. Incorporated (“Baird”) is a Sub-Adviser for the Income Fund.  Baird is registered as an investment adviser under the Advisers Act.  The list required by this Item 31 of officers and directors of Baird together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Baird pursuant to the Advisers Act (SEC File No. 801-7571).

Brockhouse & Cooper International, Inc. (“Brockhouse”) is a Sub-Adviser for the Growth Fund.  Brockhouse is registered as an investment adviser under the Advisers Act.  The list required by this Item 31 of officers and directors of Brockhouse together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Brockhouse pursuant to the Advisers Act (SEC File No. 801-50988).

EARNEST Partners, LLC (“EARNEST”) is a Sub-Adviser for the Income Fund.  EARNEST is registered as an investment adviser under the Advisers Act.  The list required by this Item 31 of officers and directors of EARNEST together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by EARNEST pursuant to the Advisers Act (SEC File No. 801-56189).

Sound Shore Management, Inc. (“Sound Shore”) is a Sub-Adviser for the Growth Fund. Sound Shore is registered as an investment adviser under the Advisers Act.  The list required by this Item 31 of officers and directors of Sound Shore together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Sound Shore pursuant to the Advisers Act (SEC File No. 801-13549).

Sustainable Growth Advisers, LP (“SGA”) is a Sub-Adviser for the Growth Fund. SGA is registered as an investment adviser under the Advisers Act.  The list required by this Item 31 of officers and directors of SGA together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SGA pursuant to the Advisers Act (SEC File No. 801- 62151).

TimesSquare Capital Management, LLC (“TimesSquare”) is a Sub-Adviser for the Growth Fund.  TimesSquare is registered as an investment adviser under the Advisers Act.  The list required by this Item 31 of officers and directors of TimesSquare together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by TimesSquare pursuant to the Advisers Act (SEC File No. 801-63492).

Item 32.  Principal Underwriter

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	Litman Gregory Funds Trust
Alpine Series Trust	LKCM Funds
Artio Global Funds	LoCorr Investment Trust
Brandes Investment Trust	MainGate Trust
Brandywine Blue Funds, Inc.	Managed Portfolio Series
Bridges Investment Fund, Inc.	Matrix Advisors Value Fund, Inc.
Buffalo Funds	Monetta Fund, Inc.
Country Mutual Funds Trust	Monetta Trust
Cushing MLP Funds Trust	Nicholas Family of Funds, Inc.
DoubleLine Funds Trust	Permanent Portfolio Family of Funds, Inc.
Empiric Funds, Inc.	Perritt Funds, Inc.
Evermore Funds Trust	Perritt Microcap Opportunities Fund, Inc.
First American Funds, Inc.	PineBridge Mutual Funds
First American Investment Funds, Inc.	PRIMECAP Odyssey Funds
First American Strategy Funds, Inc.	Professionally Managed Portfolios
Fort Pitt Capital Funds	Prospector Funds, Inc.
Glenmede Fund, Inc.	Purisima Funds
Glenmede Portfolios	Quaker Investment Trust
Greenspring Fund, Inc.	Rainier Investment Management Mutual Funds
Guinness Atkinson Funds	RBC Funds Trust
Harding Loevner Funds, Inc.	SCS Financial Funds
Hennessy Funds Trust	Thompson Plumb Funds, Inc.
Hennessy Funds, Inc.	TIFF Investment Program, Inc.
Hennessy Mutual Funds, Inc.	Trust for Professional Managers
Hennessy SPARX Funds Trust	USA Mutuals Funds
Hotchkis and Wiley Funds	Wall Street Fund
Intrepid Capital Management Funds Trust	Wexford Trust
IronBridge Funds, Inc.	Wisconsin Capital Funds, Inc.
Jacob Funds, Inc.	WY Funds

(b)          To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin  53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana  46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota  55402.

(c)           Not applicable.

Item 33.  Location of Accounts and Records

All records described in Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) and the Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by the Registrant’s investment adviser, One Compass Advisors, except for those maintained by the Registrant’s Custodian, JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, NY 10017-2070, the Registrant’s Principal Underwriter, Quasar Distributors, LLC, 615 East Michigan Street, Fourth Floor, Milwaukee, WI 53202, and the Registrant’s Administrator, Transfer Agent and Accounting Agent, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Third Floor, Milwaukee, WI 53201-0201.

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 16 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Jeffersonville and the State of Indiana on the 28th day of October 2011.

NEW COVENANT FUNDS

By: *Timothy P. Clark
Timothy P. Clark
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 16 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* Gail C. Duree	Trustee, Chairman	October 28, 2011
Gail C. Duree

*William C. Lauderbach	Trustee, Vice Chairman	October 28, 2011
William C. Lauderbach

*Henry H. Gardiner	Trustee	October 28, 2011
Henry H. Gardiner

*Elinor K. Hite	Trustee	October 28, 2011
Elinor K. Hite

*Joy Douglas Strome	Trustee	October 28, 2011
Joy Douglas Strome

*David C. Hinks	Trustee	October 28, 2011
David C. Hinks

*Samuel W. McNairy	Trustee	October 28, 2011
Samuel W. McNairy

* Jason Hadler	Principal Financial and Accounting Officer	October 28, 2011
Jason Hadler

*Timothy P. Clark	Trustee, President and Principal Executive Officer	October 28, 2011
Timothy P. Clark

*Signed by
/s/ Patrick W.D. Turley Patrick W.D. Turley, Esq. as Attorney in Fact pursuant to the Powers of Attorney filed October 26, 2007, October 28, 2008, November 24, 2008, October 28, 2010 and herewith.

EXHIBIT INDEX

Exhibit	Exhibit No.
Amendment to the Amended and Restated Investment Advisory Agreement	EX.99.d.i.B
Amendment to the Sub-Advisory Agreement (Baillie)	EX.99.d.ii.A
Amendment to the Sub-Advisory Agreement (Sound Shore)	EX.99.d.iii.B
Amendment to the Sub-Advisory Agreement (Baird)	EX.99.d.iv.A
Amendment to the Sub-Advisory Agreement (EARNEST)	EX.99.d.v.A
Sub-Advisory Agreement (Brockhouse)	EX.99.d.vii
Sub-Advisory Agreement (SGA)	EX.99.d.viii
Distribution Agreement (Quasar)	EX.99.e
Power of Attorney (Clark)	EX.99.h.iv.H
Power of Attorney (Hadler)	EX.99.h.iv.I
Consent of Independent Registered Public Accounting Firm	EX.99.j
Code of Ethics (Brockhouse)	EX.99.p.viii
Code of Ethics (SGA)	EX.99.p.ix
Code of Ethics (Quasar)	EX.99.p.x